Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013
Document Type	S-4
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Registrant Name	CLEAR CHANNEL COMMUNICATIONS INC
Entity Central Index Key	0000739708
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Public Float	$ 0
Entity Common Stock, Shares Outstanding		500,000,000

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 1,225,010	$ 1,228,682
Accounts receivable, net	1,423,999	1,399,135
Prepaid expenses	177,590	161,317
Other current assets	167,208	196,151
Total Current Assets	2,993,807	2,985,285
PROPERTY, PLANT AND EQUIPMENT
Structures, net	1,890,693	1,950,437
Other property, plant and equipment, net	1,146,161	1,112,890
INTANGIBLE ASSETS AND GOODWILL
Indefinite-lived intangibles - licenses	2,423,979	2,411,367
Indefinite-lived intangibles - permits	1,070,720	1,105,704
Other intangibles, net	1,740,792	2,017,760
Goodwill	4,216,085	4,186,718
OTHER ASSETS
Other Assets Noncurrent	810,476	771,878
Total Assets	16,292,713	16,542,039
CURRENT LIABILITIES
Accounts payable	136,318	121,575
Accrued expenses	772,963	735,152
Accrued interest	180,572	160,361
Current portion of long-term debt	381,728	268,638
Deferred income	172,672	143,236
Other current liabilities	137,889	0
Total Current Liabilities	1,782,142	1,428,962
Long-term debt	20,365,369	19,938,531
Deferred income taxes	1,689,876	1,938,599
Other long-term liabilities	450,517	707,888
Commitments and contingent liabilities (Note 7)
MEMBER'S DEFICIT
Noncontrolling interest	303,997	521,794
Member's interest	2,135,842	2,129,575
Retained deficit	(10,281,746)	(9,857,267)
Accumulated other comprehensive loss	(153,284)	(266,043)
Total member's interest (deficit)	(7,995,191)	(7,471,941)
Total Liabilities and Member's Deficit	$ 16,292,713	$ 16,542,039

Consolidated Balance Sheet (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Balance Sheet Parenthetical [Abstract]
Allowances for receivables	$ 55,917	$ 63,098

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Loss [Abstract]
Revenue	$ 1,696,336	$ 1,587,331	$ 1,602,494	$ 1,360,723	$ 1,652,788	$ 1,583,352	$ 1,604,386	$ 1,320,826	$ 6,246,884	$ 6,161,352	$ 5,865,685
Operating Expenses [Abstract]
Direct operating expenses (excludes depreciation and amortization)	650,495	624,526	607,095	614,434	635,789	654,163	630,015	584,069	2,496,550	2,504,036	2,381,647
Selling, general and administrative expenses (excludes depreciation and amortization)	431,841	419,855	398,123	423,628	421,952	402,160	420,436	372,710	1,673,447	1,617,258	1,570,212
Corporate expenses (excludes depreciation and amortization)	76,861	70,811	71,158	69,198	64,016	54,247	56,486	52,347	288,028	227,096	284,042
Depreciation and amortization	189,730	182,350	181,839	175,366	192,422	197,532	189,641	183,711	729,285	763,306	732,869
Impairment charges	37,651	0	0	0	7,614	0	0	0	37,651	7,614	15,364
Other operating income - net	968	42,118	1,917	3,124	(771)	(6,490)	3,229	16,714	48,127	12,682	(16,710)
Operating income (loss)	310,726	331,907	346,196	81,221	330,224	268,760	311,037	144,703	1,070,050	1,054,724	864,841
Interest expense	400,930	388,210	385,867	374,016	368,397	369,233	358,950	369,666	1,549,023	1,466,246	1,533,341
Loss on marketable securities	(4,580)	0	0	0	(4,827)	0	0	0	(4,580)	(4,827)	(6,490)
Equity in earnings (loss) of nonconsolidated affiliates	6,643	3,663	4,696	3,555	13,502	5,210	5,271	2,975	18,557	26,958	5,702
Gain (loss) on debt extinguishment	(239,556)	0	0	(15,167)	0	4,274	0	(5,721)	(254,723)	(1,447)	60,289
Other income (expense) - net	1,929	824	(1,397)	(1,106)	(5,370)	3,033	(4,517)	3,685	250	(3,169)	(13,834)
Loss before income taxes	(325,768)	(51,816)	(36,372)	(305,513)	(34,868)	(87,956)	(47,159)	(224,024)	(719,469)	(394,007)	(622,833)
Income tax benefit	128,986	13,232	8,663	157,398	3,468	20,665	9,184	92,661	308,279	125,978	159,980
Consolidated net loss	(196,782)	(38,584)	(27,709)	(148,115)	(31,400)	(67,291)	(37,975)	(131,363)	(411,190)	(268,029)	(462,853)
Less amount attributable to noncontrolling interest	(5,518)	11,977	11,316	(4,486)	11,627	6,765	15,204	469	13,289	34,065	16,236
Net loss attributable to the Company	(191,264)	(50,561)	(39,025)	(143,629)	(43,027)	(74,056)	(53,179)	(131,832)	(424,479)	(302,094)	(479,089)
Other comprehensive income, net of tax:
Foreign currency translation adjustments									40,242	(29,647)	26,301
Unrealized gain on securities and derivatives:
Unrealized gain (loss) on marketable securities									23,103	(224)	17,187
Unrealized holding gain (loss) on cash flow derivatives									52,112	33,775	15,112
Reclassification adjustment for realized loss on marketable securities included in net loss									3,180	3,787	14,750
Other comprehensive income									118,637	7,691	73,350
Comprehensive loss									(305,842)	(294,403)	(405,739)
Less amount attributable to noncontrolling interest									5,878	4,324	8,857
Comprehensive loss attributable to the Company									$ (311,720)	$ (298,727)	$ (414,596)

Consolidated Statement of Changes in Member's Deficit (USD $) In Thousands, unless otherwise specified	Total	Noncontrolling Interest [Member]	Member's Interest [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balances at Dec. 31, 2009	$ (6,844,738)	$ 455,648	$ 2,109,007	$ (9,076,084)	$ (333,309)
Increase Decrease In Stockholders Equity [Roll Forward]
Net income (loss)	(462,853)	16,236		(479,089)
Shares issued through stock purchase agreement	5,000		5,000
Issuance (forfeiture) of restricted stock	(1,116)	792	(1,908)
Amortization of share-based compensation	34,246	12,046	22,200
Other	(8,575)	(2,659)	(5,916)
Comprehensive income	73,350	8,857			64,493
Balances at Dec. 31, 2010	(7,204,686)	490,920	2,128,383	(9,555,173)	(268,816)
Increase Decrease In Stockholders Equity [Roll Forward]
Net income (loss)	(268,029)	34,065		(302,094)
Issuance (forfeiture) of restricted stock	430	735	(305)
Amortization of share-based compensation	20,667	10,705	9,962
Purchases of additional noncontrolling interest	(20,514)	(14,428)	(5,492)		(594)
Other	(7,500)	(4,527)	(2,973)
Comprehensive income	7,691	4,324			3,367
Balances at Dec. 31, 2011	(7,471,941)	521,794	2,129,575	(9,857,267)	(266,043)
Increase Decrease In Stockholders Equity [Roll Forward]
Net income (loss)	(411,190)	13,289		(424,479)
Issuance (forfeiture) of restricted stock	3,091	6,381	(3,290)
Amortization of share-based compensation	28,540	10,589	17,951
Purchases of additional noncontrolling interest	28	28
Dividend declared and paid ($6.0832/share)	(244,734)	(244,734)
Other	(17,622)	(9,228)	(8,394)
Comprehensive income	118,637	5,878			112,759
Balances at Dec. 31, 2012	$ (7,995,191)	$ 303,997	$ 2,135,842	$ (10,281,746)	$ (153,284)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Consolidated net loss	$ (411,190)	$ (268,029)	$ (462,853)
Reconciling items:
Impairment charges	37,651	7,614	15,364
Depreciation and amortization	729,285	763,306	732,869
Deferred taxes	(304,611)	(143,944)	(211,180)
Provision for doubtful accounts	11,715	13,723	23,118
Amortization of deferred financing charges and note discounts, net	164,097	188,034	214,950
Share-based compensation	28,540	20,667	34,246
(Gain) loss on sale of operating and fixed assets	(48,127)	(12,682)	16,710
Loss on marketable securities	4,580	4,827	6,490
Equity in (earnings) of nonconsolidated affiliates	(18,557)	(26,958)	(5,702)
Loss on extinguishment of debt	254,723	1,447	(60,289)
Other reconciling items - net	17,800	16,120	26,090
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	(34,238)	(7,835)	(119,860)
Decrease in Federal income taxes receivable	0	0	132,309
Increase (decrease) in accrued expenses	34,874	(127,242)	117,432
(Decrease) in accounts payable and other liabilities	(19,048)	(15,131)	(6,924)
Increase in accrued interest	20,223	39,170	87,053
Increase (decrease) in deferred income	33,482	(10,776)	796
Changes in other operating assets and liabilities	(12,501)	(68,353)	41,754
Net cash provided by operating activities	488,698	373,958	582,373
Cash flows from investing activities:
Proceeds from sale of other investments	0	6,894	1,200
Purchases of businesses	(50,116)	(46,356)	0
Purchases of property, plant and equipment	(390,280)	(362,281)	(241,464)
Proceeds from disposal of assets	59,665	54,270	28,637
Purchases of other operating assets	(14,826)	(20,995)	(16,110)
Change in other - net	(1,464)	382	(12,460)
Net cash used for investing activities	(397,021)	(368,086)	(240,197)
Cash flows from financing activities:
Draws on credit facilities	604,563	55,000	198,670
Payments on credit facilities	(1,931,419)	(960,332)	(152,595)
Proceeds from long-term debt	4,917,643	1,731,266	145,639
Payments on long-term debt	(3,346,906)	(1,398,299)	(369,372)
Repurchases of long-term debt	0	(55,250)	(125,000)
Dividends paid	(244,734)	0	0
Deferred financing charges	(83,617)	(46,659)	0
Change in other - net	(10,879)	(23,842)	(2,586)
Net cash used for financing activities	(95,349)	(698,116)	(305,244)
Net increase (decrease) in cash and cash equivalents	(3,672)	(692,244)	36,932
Cash and cash equivalents at beginning of period	1,228,682	1,920,926	1,883,994
Cash and cash equivalents at end of period	1,225,010	1,228,682	1,920,926
Supplemental Disclosures [Abstract]
Cash paid during the year for interest	1,381,396	1,260,767	1,235,755
Cash paid during the year for income taxes	$ 52,517	$ 81,162	$ 0

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies [Text Block]

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. Also included in the consolidated financial statements are entities for which the Company has a controlling financial interest or is the primary beneficiary. Investments in companies in which the Company owns 20 percent to 50 percent of the voting common stock or otherwise exercises significant influence over operating and financial policies of the Company are accounted for using the equity method of accounting. All significant intercompany accounts have been eliminated in consolidation.

Certain prior period amounts have been reclassified to conform to the 2012 presentation.

The Company owns certain radio stations which, under current Federal Communications Commission (“FCC”) rules, are not permitted or transferable. These radio stations were placed in a trust in order to comply with FCC rules at the time of the closing of the merger that resulted in the Company's acquisition of Clear Channel.  The Company is the beneficial owner of the trust, but the radio stations are managed by an independent trustee.  The Company will have to divest all of these radio stations unless any stations may be owned by the Company under then-current FCC rules, in which case the trust will be terminated with respect to such stations. The trust agreement stipulates that the Company must fund any operating shortfalls of the trust activities, and any excess cash flow generated by the trust is distributed to the Company. The Company is also the beneficiary of proceeds from the sale of stations held in the trust. The Company consolidates the trust in accordance with ASC 810-10, which requires an enterprise involved with variable interest entities to perform an analysis to determine whether the enterprise's variable interest or interests give it a controlling financial interest in the variable interest entity, as the trust was determined to be a variable interest entity and the Company is its primary beneficiary.

Revenue Recognition

CCME revenue is recognized as advertisements or programs are broadcast and is generally billed monthly. Outdoor advertising contracts typically cover periods of a few weeks up to one year and are generally billed monthly. Revenue for outdoor advertising space rental is recognized ratably over the term of the contract. Advertising revenue is reported net of agency commissions. Agency commissions are calculated based on a stated percentage applied to gross billing revenue for the Company's media and entertainment and outdoor operations. Payments received in advance of being earned are recorded as deferred income. Revenue arrangements typically contain multiple products and services and revenues are allocated based on the relative fair value of each delivered item and recognized in accordance with the applicable revenue recognition criteria for the specific unit of accounting.

Barter transactions represent the exchange of advertising spots or display space for merchandise or services. These transactions are recorded at the estimated fair market value of the advertising spots or display space or the fair value of the merchandise or services received, whichever is most readily determinable. Revenue is recognized on barter and trade transactions when the advertisements are broadcasted or displayed. Expenses are recorded ratably over a period that estimates when the merchandise or service received is utilized, or when the event occurs. Barter and trade revenues and expenses from continuing operations are included in consolidated revenue and selling, general and administrative expenses, respectively. Barter and trade revenues and expenses from continuing operations were as follows:

(In millions)	Years Ended December 31,
	2012	2011	2010
Barter and trade revenues	$56.5	$61.2	$67.0
Barter and trade expenses	58.8	63.4	66.4

Advertising Expense

The Company records advertising expense as it is incurred. Advertising expenses were $113.4 million, $92.2 million and $82.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Share-Based Compensation

Under the fair value recognition provisions of ASC 718-10, share-based compensation cost is measured at the grant date based on the fair value of the award. For awards that vest based on service conditions, this cost is recognized as expense on a straight-line basis over the vesting period. For awards that will vest based on market or performance conditions, this cost will be recognized when it becomes probable that the performance conditions will be satisfied. Determining the fair value of share-based awards at the grant date requires assumptions and judgments about expected volatility and forfeiture rates, among other factors.

The Company does not have any equity incentive plans under which it grants stock awards to employees. Employees of subsidiaries of the Company receive equity awards from CCMH's equity incentive plan or CCOH's equity incentive plan. Prior to the merger, Clear Channel granted equity awards to its employees under its own equity incentive plans.

Foreign Currency

Results of operations for foreign subsidiaries and foreign equity investees are translated into U.S. dollars using the average exchange rates during the year. The assets and liabilities of those subsidiaries and investees are translated into U.S. dollars using the exchange rates at the balance sheet date. The related translation adjustments are recorded in a separate component of shareholders' equity, “Accumulated other comprehensive income (loss)”. Foreign currency transaction gains and losses are included in operations.

New Accounting Pronouncements

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company early adopted the provisions of this ASU as of October 1, 2011 with no material impact to its financial position or results of operations.  However, for its annual impairment test as of October 1, 2012, the Company elected to perform a quantitative assessment and applied the two-step impairment test.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (ASC 210). Under the ASU, new disclosures will be required for recognized financial instruments and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45, or are subject to an enforceable master netting arrangement or similar agreement, regardless of whether they are offset in accordance with the offsetting guidance. The disclosure requirements will be effective for periods beginning on or after January 1, 2013, and are to be applied retrospectively. The Company does not expect the provisions of ASU 2011-11 to have a material effect on its financial position or results of operations.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The ASU gives entities the option to first perform a qualitative assessment to determine whether the existence of events and circumstances indicate that it is more likely than not (a likelihood of more than 50%) that an indefinite-lived intangible asset is impaired. If an entity determines that it is more likely than not that the fair value of such an asset exceeds its carrying amount, it would not need to calculate the fair value of the asset in that year. However, if an entity concludes otherwise, it must calculate the fair value of the asset, compare that value with its carrying amount and record an impairment charge, if any. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company did not early adopt the provisions of this ASU during 2012 in connection with its annual impairment test for indefinite-lived intangibles. The Company does not expect the provisions of ASU 2012-02 to have a material effect on its financial position or results of operations.

Property, Plant And Equipment, Intangible Assets And Goodwill	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Intangible Assets And Goodwill [Abstract]
Property, Plant And Equipment, Intangible Assets And Goodwill [Text Block]

NOTE 2 – Property, plant and equipment, INTANGIBLE ASSETS AND GOODWILL

Acquisitions

During 2012, a wholly owned subsidiary of the Company completed the acquisition of WOR-AM in New York City for $30.0 million and WFNX-FM in Boston for $14.5 million. These acquisitions resulted in an aggregate increase of $5.3 million to property plant and equipment, $15.2 million to intangible assets and $24.7 million to goodwill, in addition to $0.7 million of assumed liabilities.

During 2011, a wholly owned subsidiary of the Company purchased a complementary traffic operation to its existing traffic business for $24.3 million. Immediately after closing, the acquired subsidiaries repaid pre-existing, intercompany debt owed in the amount of $95.0 million. The acquisition resulted in an increase of $17.2 million to property, plant and equipment, $35.0 million to intangible assets and $70.6 million to goodwill. During 2011, a subsidiary of the Company also acquired Brouwer & Partners, a street furniture business in Holland, for $12.5 million.

Property, Plant and Equipment

The Company's property, plant and equipment consisted of the following classes of assets at December 31, 2012 and 2011, respectively.

(In thousands)	December 31,	December 31,
	2012	2011
Land, buildings and improvements	$685,431	$657,346
Structures	2,949,458	2,783,434
Towers, transmitters and studio equipment	427,679	400,832
Furniture and other equipment	431,757	365,137
Construction in progress	105,394	68,658
	4,599,719	4,275,407
Less: accumulated depreciation	1,562,865	1,212,080
Property, plant and equipment, net	$3,036,854	$3,063,327

The Company impaired outdoor advertising structures in its Americas outdoor segment by $1.7 million and $4.0 million during 2012 and 2010, respectively.

Indefinite-lived Intangible Assets

The Company's indefinite-lived intangible assets consist of FCC broadcast licenses and billboard permits. FCC broadcast licenses are granted to radio stations for up to eight years under the Telecommunications Act of 1996 (the “Act”). The Act requires the FCC to renew a broadcast license if the FCC finds that the station has served the public interest, convenience and necessity, there have been no serious violations of either the Communications Act of 1934 or the FCC's rules and regulations by the licensee, and there have been no other serious violations which taken together constitute a pattern of abuse. The licenses may be renewed indefinitely at little or no cost. The Company does not believe that the technology of wireless broadcasting will be replaced in the foreseeable future.

The Company's billboard permits are granted for the right to operate an advertising structure at the specified location as long as the structure is in compliance with the laws and regulations of each jurisdiction. The Company's permits are located on owned land, leased land or land for which we have acquired permanent easements. In cases where the Company's permits are located on leased land, the leases typically have initial terms of between 10 and 20 years and renew indefinitely, with rental payments generally escalating at an inflation-based index. If the Company loses its lease, the Company will typically obtain permission to relocate the permit or bank it with the municipality for future use. Due to significant differences in both business practices and regulations, billboards in the International outdoor segment are subject to long-term, finite contracts unlike the Company's permits in the United States and Canada. Accordingly, there are no indefinite-lived intangible assets in the International outdoor segment.

The impairment tests for indefinite-lived intangible assets consist of a comparison between the fair value of the indefinite-lived intangible asset at the market level with its carrying amount. If the carrying amount of the indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized equal to that excess. After an impairment loss is recognized, the adjusted carrying amount of the indefinite-lived asset is its new accounting basis. The fair value of the indefinite-lived asset is determined using the direct valuation method as prescribed in ASC 805-20-S99. Under the direct valuation method, the fair value of the indefinite-lived assets is calculated at the market level as prescribed by ASC 350-30-35. The Company engaged Mesirow Financial, a third-party valuation firm, to assist it in the development of the assumptions and the Company's determination of the fair value of its indefinite-lived intangible assets.

The application of the direct valuation method attempts to isolate the income that is properly attributable to the indefinite-lived intangible asset alone (that is, apart from tangible and identified intangible assets and goodwill). It is based upon modeling a hypothetical “greenfield” build-up to a “normalized” enterprise that, by design, lacks inherent goodwill and whose only other assets have essentially been paid for (or added) as part of the build-up process. The Company forecasts revenue, expenses, and cash flows over a ten-year period for each of its markets in its application of the direct valuation method. The Company also calculates a “normalized” residual year which represents the perpetual cash flows of each market. The residual year cash flow was capitalized to arrive at the terminal value of the licenses in each market.

Under the direct valuation method, it is assumed that rather than acquiring indefinite-lived intangible assets as part of a going concern business, the buyer hypothetically develops indefinite-lived intangible assets and builds a new operation with similar attributes from scratch. Thus, the buyer incurs start-up costs during the build-up phase which are normally associated with going concern value. Initial capital costs are deducted from the discounted cash flow model which results in value that is directly attributable to the indefinite-lived intangible assets.

The key assumptions using the direct valuation method are market revenue growth rates, market share, profit margin, duration and profile of the build-up period, estimated start-up capital costs and losses incurred during the build-up period, the risk-adjusted discount rate and terminal values. This data is populated using industry normalized information representing an average FCC license or billboard permit within a market.

Annual Impairment Test to FCC Licenses and Billboard Permits

The Company performs its annual impairment test on October 1 of each year.

During 2012, the Company recognized a $35.9 million impairment charge related to billboard permits in certain markets due to a change in the Company's forecast of revenue growth within the markets. During 2011, the Company recognized a $6.5 million impairment charge related to billboard permits in one market due to significant declines in permit value resulting from flat revenues, a slight decline in margin and increased capital expenditures within the market. There was no impairment of FCC licenses during 2012 or 2011. During 2010, although the aggregate fair values of FCC licenses and billboard permits increased, certain markets experienced continuing declines. As a result, impairment charges were recorded in 2010 for FCC licenses and billboard permits of $0.5 million and $4.8 million, respectively.

Other Intangible Assets

Other intangible assets include definite-lived intangible assets and permanent easements. The Company's definite-lived intangible assets include primarily transit and street furniture contracts, talent and representation contracts, customer and advertiser relationships, and site-leases, all of which are amortized over the respective lives of the agreements, or over the period of time the assets are expected to contribute directly or indirectly to the Company's future cash flows. Permanent easements are indefinite-lived intangible assets which include certain rights to use real property not owned by the Company. There were no impairments of other intangible assets for the years ended December 31, 2012 and 2011. The Company impaired certain definite-lived intangible assets primarily related to a talent contract in its CCME segment by $3.9 million in 2010.

The following table presents the gross carrying amount and accumulated amortization for each major class of other intangible assets at December 31, 2012 and 2011, respectively:

(In thousands)	December 31, 2012		December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Transit, street furniture and other outdoor contractual rights	$785,303	$(403,955)	$773,238	$(329,563)
Customer / advertiser relationships	1,210,245	(526,197)	1,210,269	(409,794)
Talent contracts	344,255	(177,527)	347,489	(139,154)
Representation contracts	243,970	(171,069)	237,451	(137,058)
Permanent easements	173,374	-	171,918	-
Other	387,973	(125,580)	389,060	(96,096)
Total	$3,145,120	$(1,404,328)	$3,129,425	$(1,111,665)

Total amortization expense related to definite-lived intangible assets was $300.0 million, $328.3 million and $332.3 million for the years ended December 31, 2012, 2011 and 2010, respectively.

As acquisitions and dispositions occur in the future, amortization expense may vary. The following table presents the Company's estimate of amortization expense for each of the five succeeding fiscal years for definite-lived intangible assets:

(In thousands)
2013	$283,942
2014	264,221
2015	239,211
2016	223,293
2017	196,681

Annual Impairment Test to Goodwill

The Company performs its annual impairment test on October 1 of each year. Each of the Company's U.S. radio markets and outdoor advertising markets are components. The U.S. radio markets are aggregated into a single reporting unit and the U.S. outdoor advertising markets are aggregated into a single reporting unit for purposes of the goodwill impairment test using the guidance in ASC 350-20-55. The Company also determined that within its Americas outdoor segment, Canada constitutes a separate reporting unit and each country in its International outdoor segment constitutes a separate reporting unit.

The goodwill impairment test is a two-step process. The first step, used to screen for potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. If applicable, the second step, used to measure the amount of the impairment loss, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill.

Each of the Company's reporting units is valued using a discounted cash flow model which requires estimating future cash flows expected to be generated from the reporting unit, discounted to their present value using a risk-adjusted discount rate. Terminal values were also estimated and discounted to their present value. Assessing the recoverability of goodwill requires the Company to make estimates and assumptions about sales, operating margins, growth rates and discount rates based on its budgets, business plans, economic projections, anticipated future cash flows and marketplace data. There are inherent uncertainties related to these factors and management's judgment in applying these factors. The Company recognized no goodwill impairment for the year ended December 31, 2012.

In 2011, the Company utilized the option to assess qualitative factors under ASC 350-20-35 to determine whether it was more likely than not that the fair value of its reporting units was less than their carrying amounts, including goodwill. Based on a qualitative assessment, the Company concluded that no further testing of goodwill for impairment was required for its CCME reporting unit and for all of the reporting units within its Americas outdoor segment. Further testing was required for four of the countries within its International outdoor segment.

If further testing of goodwill for impairment is required after assessing qualitative factors, the Company follows the two-step impairment testing approach in accordance with ASC 350-20-35. The first step, used to screen for potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. If applicable, the second step, used to measure the amount of the impairment loss, compares the implied fair value of the reporting unit goodwill with the carrying amount of that goodwill. For the year ended December 31, 2011, the Company recognized a non-cash impairment charge to goodwill of $1.1 million due to a decline in the fair value of one country within the Company's International outdoor segment.

For the year ended December 31, 2010, the Company performed a quantitative assessment as of October 1, 2010 and recognized a non-cash impairment charge to goodwill of $2.1 million due to a decline in fair value in one country within the Company's International outdoor segment.

The following table presents the changes in the carrying amount of goodwill in each of the Company's reportable segments. The provisions of ASC 350-20-50-1 require the disclosure of cumulative impairment. As a result of the merger, a new basis in goodwill was recorded in accordance with ASC 805-10. All impairments shown in the table below have been recorded subsequent to the merger and, therefore, do not include any pre-merger impairment.

(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Consolidated
Balance as of December 31, 2010	$3,140,198	$571,932	$290,310	$116,886	$4,119,326
Impairment	-	-	(1,146)	-	(1,146)
Acquisitions	82,844	-	2,995	212	86,051
Dispositions	(10,542)	-	-	-	(10,542)
Foreign currency	-	-	(6,898)	-	(6,898)
Other	(73)	-	-	-	(73)
Balance as of December 31, 2011	$3,212,427	$571,932	$285,261	$117,098	$4,186,718
Acquisitions	24,842	-	-	51	24,893
Dispositions	(489)	-	(2,729)	-	(3,218)
Foreign currency	-	-	7,784	-	7,784
Other	(92)	-	-	-	(92)
Balance as of December 31, 2012	$3,236,688	$571,932	$290,316	$117,149	$4,216,085

The balance at December 31, 2010 is net of cumulative impairments of $3.5 billion, $2.6 billion, $314.8 million and $212.0 million in the Company's CCME, Americas outdoor, International outdoor and Other segments, respectively.

Investments	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Investments [Text Block]

NOTE 3 – INVESTMENTS

The Company's most significant investments in nonconsolidated affiliates are listed below:

Australian Radio Network

The Company owns a fifty-percent (50%) interest in Australian Radio Network (“ARN”), an Australian company that owns and operates radio stations in Australia and New Zealand.

Summarized Financial Information

The following table summarizes the Company's investments in nonconsolidated affiliates:

(In thousands)	ARN	All Others	Total
Balance at December 31, 2010	$342,785	$14,966	$357,751
Cash advances (repayments)	-	(929)	(929)
Dispositions of investments, net	-	(6,316)	(6,316)
Equity in earnings	20,958	6,000	26,958
Foreign currency transaction adjustment	(153)	-	(153)
Foreign currency translation adjustment	(1,125)	290	(835)
Distributions received	(15,088)	(1,701)	(16,789)
Other	-	-	-
Balance at December 31, 2011	$347,377	$12,310	$359,687
Cash advances (repayments)	(8,758)	3,082	(5,676)
Acquisitions of investments, net	-	2,704	2,704
Equity in earnings (loss)	18,621	(64)	18,557
Foreign currency transaction adjustment	(1,189)	-	(1,189)
Foreign currency translation adjustment	8,085	(10)	8,075
Distributions received	(11,074)	(642)	(11,716)
Other	-	470	470
Balance at December 31, 2012	$353,062	$17,850	$370,912

The investments in the table above are not consolidated, but are accounted for under the equity method of accounting, whereby the Company records its investments in these entities in the balance sheet as “Other assets.” The Company's interests in their operations are recorded in the statement of comprehensive loss as “Equity in earnings of nonconsolidated affiliates.”

Asset Retirement Obligation	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Asset Retirement Obligation [Text Block]

NOTE 4 – ASSET RETIREMENT OBLIGATION

The Company's asset retirement obligation is reported in “Other long-term liabilities” with the current portion recorded in “Accrued liabilities” and relates to its obligation to dismantle and remove outdoor advertising displays from leased land and to reclaim the site to its original condition upon the termination or non-renewal of a lease. When the liability is recorded, the cost is capitalized as part of the related long-lived assets' carrying value. Due to the high rate of lease renewals over a long period of time, the calculation assumes that all related assets will be removed at some period over the next 50 years. An estimate of third-party cost information is used with respect to the dismantling of the structures and the reclamation of the site. The interest rate used to calculate the present value of such costs over the retirement period is based on an estimated risk adjusted credit rate for the same period.

The following table presents the activity related to the Company's asset retirement obligation:

(In thousands)	Years Ended December 31,
	2012	2011
Beginning balance	$51,295	$52,099
Adjustment due to change in estimate of related costs	3,570	(3,174)
Accretion of liability	4,920	5,001
Liabilities settled	(2,936)	(2,631)
Ending balance	$56,849	$51,295

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long Term Debt [Abstract]
Long-Term Debt [Text Block]

NOTE 5 – LONG-TERM DEBT

Long-term debt at December 31, 2012 and 2011 consisted of the following:

(In thousands)	December 31,	December 31,
	2012	2011
Senior Secured Credit Facilities:
Term Loan A Facility Due 2014	$846,890	$1,087,090
Term Loan B Facility Due 2016	7,714,843	8,735,912
Term Loan C - Asset Sale Facility Due 2016 (1)	513,732	670,845
Revolving Credit Facility Due 2014	-	1,325,550
Delayed Draw Term Loan Facilities Due 2016	-	976,776
Receivables Based Facility Due 2014	-	-
Priority Guarantee Notes Due 2019	1,999,815	-
Priority Guarantee Notes Due 2021	1,750,000	1,750,000
Other Secured Subsidiary Debt	25,507	30,976
Total Consolidated Secured Debt	12,850,787	14,577,149

Senior Cash Pay Notes Due 2016	796,250	796,250
Senior Toggle Notes Due 2016	829,831	829,831
Clear Channel Senior Notes:
5.0% Senior Notes Due 2012	-	249,851
5.75% Senior Notes Due 2013	312,109	312,109
5.5% Senior Notes Due 2014	461,455	461,455
4.9% Senior Notes Due 2015	250,000	250,000
5.5% Senior Notes Due 2016	250,000	250,000
6.875% Senior Notes Due 2018	175,000	175,000
7.25% Senior Notes Due 2027	300,000	300,000
Subsidiary Senior Notes:
9.25 % Series A Senior Notes Due 2017	-	500,000
9.25 % Series B Senior Notes Due 2017	-	2,000,000
6.5 % Series A Senior Notes Due 2022	735,750	-
6.5 % Series B Senior Notes Due 2022	1,989,250	-
Subsidiary Senior Subordinated Notes:
7.625 % Series A Senior Notes Due 2020	275,000	-
7.625 % Series B Senior Notes Due 2020	1,925,000	-
Other Clear Channel Subsidiary Debt	5,586	19,860
Purchase accounting adjustments and original issue discount	(408,921)	(514,336)
	20,747,097	20,207,169
Less: current portion	381,728	268,638
Total long-term debt	$20,365,369	$19,938,531

  Term Loan C is subject to an amortization schedule with the final payment due 2016.

The Company's weighted average interest rates at December 31, 2012 and 2011 were 6.7% and 6.2%, respectively. The aggregate market value of the Company's debt based on market prices for which quotes were available was approximately $18.6 billion and $16.2 billion at December 31, 2012 and 2011, respectively. Under the fair value hierarchy established by ASC 820-10-35, the market value of the Company's debt is classified as Level 1.

The Company and its subsidiaries have from time to time repurchased certain debt obligations of Clear Channel and outstanding equity securities of CCMH and CCOH, and may in the future, as part of various financing and investment strategies, purchase additional outstanding indebtedness of Clear Channel or its subsidiaries or CCMH's outstanding equity securities or outstanding equity securities of CCOH, in tender offers, open market purchases, privately negotiated transactions or otherwise. The Company or its subsidiaries may also sell certain assets or properties and use the proceeds to reduce its indebtedness. These purchases or sales, if any, could have a material positive or negative impact on the Company's liquidity available to repay outstanding debt obligations or on the Company's consolidated results of operations. These transactions could also require or result in amendments to the agreements governing outstanding debt obligations or changes in the Company's leverage or other financial ratios, which could have a material positive or negative impact on the Company's ability to comply with the covenants contained in Clear Channel's debt agreements. These transactions, if any, will depend on prevailing market conditions, the Company's liquidity requirements, contractual restrictions and other factors. The amounts involved may be material.

Senior Secured Credit Facilities

As of December 31, 2012, Clear Channel had a total of $9,075.5 million outstanding under its senior secured credit facilities, consisting of:

  an $846.9 million term loan A facility which matures in July 2014;
  a $7,714.9 million term loan B facility which matures in January 2016; and
  a $513.7 million term loan C—asset sale facility, subject to reduction as described below, which matures in January 2016.

  Clear Channel may raise incremental term loans of up to (a) $1.5 billion, plus (b) the excess, if any, of (x) 0.65 times pro forma consolidated EBITDA (as calculated in the manner provided in the senior secured credit facilities documentation), over (y) $1.5 billion, plus (c) the aggregate amount of certain principal prepayments made in respect of the term loans under the senior secured credit facilities. Availability of such incremental term loans is subject, among other things, to the absence of any default, pro forma compliance with the financial covenant and the receipt of commitments by existing or additional financial institutions.

  Clear Channel is the primary borrower under the senior secured credit facilities, except that certain of its domestic restricted subsidiaries are co-borrowers under a portion of the term loan facilities.

  Interest Rate and Fees

  Borrowings under Clear Channel's senior secured credit facilities bear interest at a rate equal to an applicable margin plus, at Clear Channel's option, either (i) a base rate determined by reference to the higher of (A) the prime lending rate publicly announced by the administrative agent or (B) the Federal funds effective rate from time to time plus 0.50%, or (ii) a Eurocurrency rate determined by reference to the costs of funds for deposits for the interest period relevant to such borrowing adjusted for certain additional costs.

  The margin percentages applicable to the term loan facilities are the following percentages per annum:

  with respect to loans under the term loan A facility, (i) 2.40% in the case of base rate loans and (ii) 3.40% in the case of Eurocurrency rate loans; and
  with respect to loans under the term loan B facility, term loan C - asset sale facility, (i) 2.65%, in the case of base rate loans and (ii) 3.65%, in the case of Eurocurrency rate loans.

The margin percentages are subject to adjustment based upon Clear Channel's leverage ratio.

Prepayments

The senior secured credit facilities require Clear Channel to prepay outstanding term loans, subject to certain exceptions, with:

  50% (which percentage may be reduced to 25% and to 0% based upon Clear Channel's leverage ratio) of Clear Channel's annual excess cash flow (as calculated in accordance with the senior secured credit facilities), less any voluntary prepayments of term loans and subject to customary credits;
  100% of the net cash proceeds of sales or other dispositions of specified assets being marketed for sale (including casualty and condemnation events), subject to certain exceptions;
  100% (which percentage may be reduced to 75% and 50% based upon Clear Channel's leverage ratio) of the net cash proceeds of sales or other dispositions by Clear Channel or its wholly-owned restricted subsidiaries of assets other than specified assets being marketed for sale, subject to reinvestment rights and certain other exceptions;
  100% of the net cash proceeds of (i) any incurrence of certain debt, other than debt permitted under Clear Channel's senior secured credit facilities. (ii) certain securitization financing and (iii) certain issuances of Permitted Additional Notes (as defined in the senior secured credit facilities) and (iv) certain issuances of Permitted Unsecured Notes and Permitted Senior Secured Notes (as defined in the senior secured credit facilities); and
  Net Cash Proceeds received by Clear Channel as dividends or distributions from indebtedness incurred at CCOH provided that the Consolidated Leverage Ratio of CCOH is no greater than 7.00 to 1.00.

The foregoing prepayments with the net cash proceeds of any incurrence of certain debt, other than debt permitted under Clear Channel's senior secured credit facilities, certain securitization financing, issuances of Permitted Additional Notes and annual excess cash flow will be applied, at Clear Channel's option, to the term loans (on a pro rata basis, other than that non-extended classes of term loans may be prepaid prior to any corresponding extended class), in each case (i) first to the term loans other than the term loan C—asset sale facility loans (on a pro rata basis) and (ii) second to the term loan C—asset sale facility loans, in each case to the remaining installments thereof in direct order of maturity. The foregoing prepayments with net cash proceeds of issuances of Permitted Unsecured Notes and Permitted Senior Secured Notes and Net Cash Proceeds received by Clear Channel as a distribution from indebtedness incurred by CCOH will be applied (i) to the term loan A in a manner determined by Clear Channel, and (ii) to the term loans (on a pro rata basis), in each case to the remaining installments thereof in direct order of maturity. The foregoing prepayments with the net cash proceeds of the sale of assets (including casualty and condemnation events) will be applied (i) first to the term loan C—asset sale facility loans and (ii) second to the other term loans (on a pro rata basis), in each case to the remaining installments thereof in direct order of maturity.

Clear Channel may voluntarily repay outstanding loans under the senior secured credit facilities at any time without premium or penalty, other than customary “breakage” costs with respect to Eurocurrency rate loans.

Amendments

During the fourth quarter of 2012, Clear Channel amended the terms of its senior secured credit facilities (the “Amendments”).  The Amendments, among other things: (i) permit exchange offers of term loans for new debt securities in an aggregate principal amount of up to $5.0 billion (including the $2.0 billion issued as described under “Refinancing Transactions” below); (ii) provide Clear Channel with greater flexibility to prepay tranche A term loans; (iii) following the repayment or extension of all tranche A term loans, permit below par non-pro rata purchases of term loans pursuant to customary Dutch auction procedures whereby all lenders of the class of term loans offered to be purchased will be offered an opportunity to participate; (iv) following the repayment or extension of all tranche A term loans, permit the repurchase of junior debt maturing before January 2016 with cash on hand in an amount not to exceed $200.0 million; (v) combine the term loan B, the delayed draw term loan 1 and the delayed draw term loan 2 under the senior secured credit facilities; (vi) preserve revolving credit facility capacity in the event Clear Channel repays all amounts outstanding under the revolving credit facility; and (vii) eliminate certain restrictions on the ability of CCOH and its subsidiaries to incur debt. On October 31, 2012, Clear Channel repaid and permanently cancelled the commitments under its revolving credit facility, which was set to mature July 2014.

Collateral and Guarantees

The senior secured credit facilities are guaranteed by Clear Channel and each of Clear Channel's existing and future material wholly-owned domestic restricted subsidiaries, subject to certain exceptions.

All obligations under the senior secured credit facilities, and the guarantees of those obligations, are secured, subject to permitted liens, including prior liens permitted by the indenture governing the Clear Channel senior notes, and other exceptions, by:

  a lien on the capital stock of Clear Channel;
  100% of the capital stock of any future material wholly-owned domestic license subsidiary that is not a “Restricted Subsidiary” under the indenture governing the Clear Channel senior notes;
  certain assets that do not constitute “principal property” (as defined in the indenture governing the Clear Channel senior notes);
  certain specified assets of Clear Channel and the guarantors that constitute “principal property” (as defined in the indenture governing the Clear Channel senior notes) securing obligations under the senior secured credit facilities up to the maximum amount permitted to be secured by such assets without requiring equal and ratable security under the indenture governing the Clear Channel senior notes; and
  a lien on the accounts receivable and related assets securing Clear Channel's receivables based credit facility that is junior to the lien securing Clear Channel's obligations under such credit facility.

Certain Covenants and Events of Default

The senior secured credit facilities require Clear Channel to comply on a quarterly basis with a financial covenant limiting the ratio of consolidated secured debt, net of cash and cash equivalents, to consolidated EBITDA for the preceding four quarters. Clear Channel's secured debt consists of the senior secured credit facilities, the receivables-based credit facility, the priority guarantee notes and certain other secured subsidiary debt. Clear Channel's consolidated EBITDA for the preceding four quarters of $2.0 billion is calculated as operating income (loss) before depreciation, amortization, impairment charges and other operating income (expense) – net, plus non-cash compensation, and is further adjusted for the following items: (i) an increase of $80.2 million related to costs incurred in connection with the closure and/or consolidation of facilities, retention charges, consulting fees and other permitted activities; (ii) an increase of $51.0 million for non-recurring or unusual gains or losses; (iii) an increase of $45.5 million for non-cash items; (iv) an increase of $18.5 million for various other items; and (v) an increase of $20.1 million for cash received from nonconsolidated affiliates. The maximum ratio under this financial covenant is currently set at 9.5:1 and reduces to 9.25:1, 9:1 and 8.75:1 for the quarters ended June 30, 2013, December 31, 2013 and December 31, 2014, respectively. At December 31, 2012, the ratio was 5.9:1.

In addition, the senior secured credit facilities include negative covenants that, subject to significant exceptions, limit Clear Channel's ability and the ability of its restricted subsidiaries to, among other things:

  incur additional indebtedness;
  create liens on assets;
  engage in mergers, consolidations, liquidations and dissolutions;
  sell assets;
  pay dividends and distributions or repurchase Clear Channel's capital stock;
  make investments, loans, or advances;
  prepay certain junior indebtedness;
  engage in certain transactions with affiliates;
  amend material agreements governing certain junior indebtedness; and
  change lines of business.

The senior secured credit facilities include certain customary representations and warranties, affirmative covenants and events of default, including payment defaults, breach of representations and warranties, covenant defaults, cross-defaults to certain indebtedness, certain events of bankruptcy, certain events under ERISA, material judgments, the invalidity of material provisions of the senior secured credit facilities documentation, the failure of collateral under the security documents for the senior secured credit facilities, the failure of the senior secured credit facilities to be senior debt under the subordination provisions of certain of Clear Channel's subordinated debt and a change of control. If an event of default occurs, the lenders under the senior secured credit facilities will be entitled to take various actions, including the acceleration of all amounts due under the senior secured credit facilities and all actions permitted to be taken by a secured creditor.

Receivables Based Credit Facility

As of December 31, 2012, Clear Channel had no borrowings outstanding under Clear Channel's receivables based credit facility. On June 8, 2011, Clear Channel made a voluntary paydown of all amounts outstanding under this facility using cash on hand. Clear Channel's voluntary paydown did not reduce its commitments under this facility and Clear Channel may reborrow under this facility at any time. The agreement was amended and restated on December 24, 2012.

The receivables based credit facility provides revolving credit commitments of $535.0 million, subject to a borrowing base. The borrowing base at any time equals 90% of the eligible accounts receivable of Clear Channel and certain of its subsidiaries. The receivables based credit facility includes a letter of credit sub-facility and a swingline loan sub-facility.

Clear Channel and certain subsidiary borrowers are the borrowers under the receivables based credit facility. Clear Channel has the ability to designate one or more of its restricted subsidiaries as borrowers under the receivables based credit facility. The receivables based credit facility loans and letters of credit are available in U.S. dollars.

Interest Rate and Fees

Borrowings under the receivables based credit facility bear interest at a rate per annum equal to an applicable margin plus, at Clear Channel's option, either (i) a base rate determined by reference to the highest of (a) the prime rate of Citibank, N.A. and (b) the Federal Funds rate plus 0.50% or (ii) a Eurocurrency rate determined by reference to the rate (adjusted for statutory reserve requirements for Eurocurrency liabilities) for Eurodollar deposits for the interest period relevant to such borrowing. The initial applicable margin for borrowings under the receivables based credit facility is 1.75% with respect to Eurocurrency borrowings and 0.75% with respect to base-rate borrowings. The applicable margin for borrowings under the receivables based credit facility ranges from 1.50% to 2.00% for Eurocurrency borrowings and from 0.50% to 1.00% for base-rate borrowings, depending on average excess availability under the receivables based credit facility during the prior fiscal quarter.

In addition to paying interest on outstanding principal under the receivables based credit facility, Clear Channel is required to pay a commitment fee to the lenders under the receivables based credit facility in respect of the unutilized commitments thereunder. The initial commitment fee rate is 0.375% per annum. The commitment fee rate will be reduced to 0.25% per annum at any time when the average daily unused commitments for the prior quarter is less than 50% of total commitments. Clear Channel must also pay customary letter of credit fees.

Maturity

Borrowings under the receivables based credit facility will mature, and lending commitments thereunder will terminate, on the fifth anniversary of the effectiveness of the receivables based credit facility (December 24, 2017), provided that, (a) the maturity date will be October 31, 2015 if on October 30, 2015, greater than $500.0 million in aggregate principal amount is owing under certain of Clear Channel's term loan credit facilities, (b) the maturity date will be May 3, 2016 if on May 2, 2016 greater than $500.0 million aggregate principal amount of Clear Channel's 10.75% senior cash pay notes due 2016 and 11.00%/11.75% senior toggle notes due 2016 are outstanding and (c) in the case of any debt under clauses (a) and (b) that is amended or refinanced in any manner that extends the maturity date of such debt to a date that is on or before the date that is five years after the effectiveness of the receivables based credit facility, the maturity date will be one day prior to the maturity date of such debt after giving effect to such amendment or refinancing if greater than $500,000,000 in aggregate principal amount of such debt is outstanding.

Prepayments

If at any time the sum of the outstanding amounts under the receivables based credit facility exceeds the lesser of (i) the borrowing base and (ii) the aggregate commitments under the facility, Clear Channel will be required to repay outstanding loans and cash collateralize letters of credit in an aggregate amount equal to such excess. Clear Channel may voluntarily repay outstanding loans under the receivables based credit facility at any time without premium or penalty, other than customary “breakage” costs with respect to Eurocurrency rate loans. Any voluntary prepayments Clear Channel makes will not reduce its commitments under the receivables based credit facility.

Guarantees and Security

The facility is guaranteed by, subject to certain exceptions, the guarantors of Clear Channel's senior secured credit facilities. All obligations under the receivables based credit facility, and the guarantees of those obligations, are secured by a perfected security interest in all of Clear Channel's and all of the guarantors' accounts receivable and related assets and proceeds thereof that is senior to the security interest of Clear Channel's senior secured credit facilities in such accounts receivable and related assets and proceeds thereof, subject to permitted liens, including prior liens permitted by the indenture governing certain of Clear Channel's senior notes (the “legacy notes”), and certain exceptions.

Certain Covenants and Events of Default

If borrowing availability is less than the greater of (a) $50.0 million and (b) 10% of the aggregate commitments under the receivables based credit facility, in each case, for five consecutive business days (a “Liquidity Event”), Clear Channel will be required to comply with a minimum fixed charge coverage ratio of at least 1.00 to 1.00 for fiscal quarters ending on or after the occurrence of the Liquidity Event, and will be continued to comply with this minimum fixed charge coverage ratio until borrowing availability exceeds the greater of (x) $50.0 million and (y) 10% of the aggregate commitments under the receivables based credit facility, in each case, for 30 consecutive calendar days, at which time the Liquidity Event shall no longer be deemed to be occurring. In addition, the receivables based credit facility includes negative covenants that, subject to significant exceptions, limit Clear Channel's ability and the ability of its restricted subsidiaries to, among other things:

  incur additional indebtedness;
  create liens on assets;
  engage in mergers, consolidations, liquidations and dissolutions;
  sell assets;
  pay dividends and distributions or repurchase capital stock;
  make investments, loans, or advances;
  prepay certain junior indebtedness;
  engage in certain transactions with affiliates;
  amend material agreements governing certain junior indebtedness; and
  change lines of business.

The receivables based credit facility includes certain customary representations and warranties, affirmative covenants and events of default, including payment defaults, breach of representations and warranties, covenant defaults, cross-defaults to certain indebtedness, certain events of bankruptcy, certain events under ERISA, material judgments and a change of control. If an event of default occurs, the lenders under the receivables based credit facility will be entitled to take various actions, including the acceleration of all amounts due under Clear Channel's receivables based credit facility and all actions permitted to be taken by a secured creditor.

Priority Guarantee Notes Due 2019

As of December 31, 2012, Clear Channel had outstanding $2.0 billion aggregate principal amount of 9.0% priority guarantee notes due 2019 (the “Priority Guarantee Notes due 2019”).

The Priority Guarantee Notes due 2019 mature on December 15, 2019 and bear interest at a rate of 9.0% per annum, payable semi-annually in arrears on June 15 and December 15 of each year, beginning on June 15, 2013. The Priority Guarantee Notes due 2019 are Clear Channel's senior obligations and are fully and unconditionally guaranteed, jointly and severally, on a senior basis by the guarantors named in the indenture. The Priority Guarantee Notes due 2019 and the guarantors' obligations under the guarantees are secured by (i) a lien on (a) the capital stock of Clear Channel and (b) certain property and related assets that do not constitute “principal property” (as defined in the indenture governing certain legacy notes of Clear Channel), in each case equal in priority to the liens securing the obligations under Clear Channel's senior secured credit facilities and Clear Channel's priority guarantee notes due 2021, subject to certain exceptions, and (ii) a lien on the accounts receivable and related assets securing Clear Channel's receivables based credit facility junior in priority to the lien securing Clear Channel's obligations thereunder, subject to certain exceptions. In addition to the collateral granted to secure the Priority Guarantee Notes due 2019, the collateral agent and the trustee for the Priority Guarantee Notes due 2019 entered into an agreement with the administrative agent for the lenders under the senior secured credit facilities to turn over to the trustee under the Priority Guarantee Notes due 2019, for the benefit of the holders of the Priority Guarantee Notes due 2019, a pro rata share of any recovery received on account of the principal properties, subject to certain terms and conditions.

Clear Channel may redeem the Priority Guarantee Notes due 2019 at its option, in whole or part, at any time prior to July 15, 2015, at a price equal to 100% of the principal amount of the Priority Guarantee Notes due 2019 redeemed, plus accrued and unpaid interest to the redemption date and plus an applicable premium. Clear Channel may redeem the Priority Guarantee Notes due 2019, in whole or in part, on or after July 15, 2015, at the redemption prices set forth in the indenture plus accrued and unpaid interest to the redemption date. Prior to July 15, 2015, Clear Channel may elect to redeem up to 40% of the aggregate principal amount of the Priority Guarantee Notes due 2019 at a redemption price equal to 109.0% of the principal amount thereof, plus accrued and unpaid interest to the redemption date, with the net proceeds of one or more equity offerings.

The indenture governing the Priority Guarantee Notes due 2019 contains covenants that limit Clear Channel's ability and the ability of its restricted subsidiaries to, among other things: (i) pay dividends, redeem stock or make other distributions or investments; (ii) incur additional debt or issue certain preferred stock; (iii) modify any of Clear Channel's existing senior notes; (iv) transfer or sell assets; (v) engage in certain transactions with affiliates; (vi) create restrictions on dividends or other payments by the restricted subsidiaries; and (vii) merge, consolidate or sell substantially all of Clear Channel's assets. The indenture contains covenants that limit the Company's and Clear Channel's ability and the ability of its restricted subsidiaries to, among other things: (i) create liens on assets and (ii) materially impair the value of the security interests taken with respect to the collateral for the benefit of the notes collateral agent and the holders of the Priority Guarantee Notes due 2019. The indenture also provides for customary events of default.

Priority Guarantee Notes Due 2021

As of December 31, 2012, Clear Channel had outstanding $1.75 billion aggregate principal amount of 9.0% priority guarantee notes due 2021 (the “Priority Guarantee Notes due 2021”).

The Priority Guarantee Notes due 2021 mature on March 1, 2021 and bear interest at a rate of 9.0% per annum, payable semi-annually in arrears on March 1 and September 1 of each year, which began on September 1, 2011. The Priority Guarantee Notes due 2021 are Clear Channel's senior obligations and are fully and unconditionally guaranteed, jointly and severally, on a senior basis by the guarantors named in the indenture. The Priority Guarantee Notes due 2021 and the guarantors' obligations under the guarantees are secured by (i) a lien on (a) the capital stock of Clear Channel and (b) certain property and related assets that do not constitute “principal property” (as defined in the indenture governing certain legacy notes of Clear Channel), in each case equal in priority to the liens securing the obligations under Clear Channel's senior secured credit facilities and the Priority Guarantee Notes due 2019, subject to certain exceptions, and (ii) a lien on the accounts receivable and related assets securing Clear Channel's receivables based credit facility junior in priority to the lien securing Clear Channel's obligations thereunder, subject to certain exceptions.

Clear Channel may redeem the Priority Guarantee Notes due 2021 at its option, in whole or part, at any time prior to March 1, 2016, at a price equal to 100% of the principal amount of the Priority Guarantee Notes due 2021 redeemed, plus accrued and unpaid interest to the redemption date and plus an applicable premium. Clear Channel may redeem the Priority Guarantee Notes due 2021, in whole or in part, on or after March 1, 2016, at the redemption prices set forth in the indenture plus accrued and unpaid interest to the redemption date. At any time on or before March 1, 2014, Clear Channel may elect to redeem up to 40% of the aggregate principal amount of the Priority Guarantee Notes due 2021 at a redemption price equal to 109.0% of the principal amount thereof, plus accrued and unpaid interest to the redemption date, with the net proceeds of one or more equity offerings.

The indenture governing the Priority Guarantee Notes due 2021 contains covenants that limit Clear Channel's ability and the ability of its restricted subsidiaries to, among other things: (i) pay dividends, redeem stock or make other distributions or investments; (ii) incur additional debt or issue certain preferred stock; (iii) modify any of Clear Channel's existing senior notes; (iv) transfer or sell assets; (v) engage in certain transactions with affiliates; (vi) create restrictions on dividends or other payments by the restricted subsidiaries; and (vii) merge, consolidate or sell substantially all of Clear Channel's assets. The indenture contains covenants that limit the Company's and Clear Channel's ability and the ability of its restricted subsidiaries to, among other things: (i) create liens on assets and (ii) materially impair the value of the security interests taken with respect to the collateral for the benefit of the notes collateral agent and the holders of the Priority Guarantee Notes due 2021. The indenture also provides for customary events of default.

Senior Cash Pay Notes and Senior Toggle Notes

As of December 31, 2012, Clear Channel had outstanding $796.3 million aggregate principal amount of 10.75% senior cash pay notes due 2016 and $829.8 million aggregate principal amount of 11.00%/11.75% senior toggle notes due 2016.

The senior cash pay notes and senior toggle notes are unsecured and are guaranteed by the Company and each of Clear Channel's existing and future material wholly-owned domestic restricted subsidiaries, subject to certain exceptions. The senior toggle notes mature on August 1, 2016 and may require a special redemption of up to $30.0 million on August 1, 2015. Clear Channel may elect on each interest election date to pay all or 50% of such interest on the senior toggle notes in cash or by increasing the principal amount of the senior toggle notes or by issuing new senior toggle notes (such increase or issuance, “PIK Interest”). Interest on the senior toggle notes payable in cash will accrue at a rate of 11.00% per annum and PIK Interest will accrue at a rate of 11.75% per annum.

Prior to August 1, 2012, Clear Channel was able to redeem some or all of the senior cash pay notes and senior toggle notes at a price equal to 100% of the principal amount of such notes plus accrued and unpaid interest thereon to the redemption date and an applicable premium, as described in the indenture governing such notes. Since August 1, 2012, Clear Channel may redeem some or all of the senior cash pay notes and senior toggle notes at any time at the redemption prices set forth in the indenture governing such notes. If Clear Channel undergoes a change of control, sells certain its assets, or issues certain debt, it may be required to offer to purchase the senior cash pay notes and senior toggle notes from holders.

The senior cash pay notes and senior toggle notes are senior unsecured debt and rank equal in right of payment with all of Clear Channel's existing and future senior debt. Guarantors of obligations under the senior secured credit facilities, the receivables based credit facility, the Priority Guarantee Notes due 2021 and the Priority Guarantee Notes due 2019 guarantee the senior cash pay notes and senior toggle notes with unconditional guarantees that are unsecured and equal in right of payment to all existing and future senior debt of such guarantors, except that the guarantees are subordinated in right of payment only to the guarantees of obligations under the senior secured credit facilities, the receivables based credit facility, the Priority Guarantee Notes due 2021 and the Priority Guarantee Notes due 2019 to the extent of the value of the assets securing such indebtedness. In addition, the senior cash pay notes and senior toggle notes and the guarantees are structurally senior to the Clear Channel senior notes and existing and future debt to the extent that such debt is not guaranteed by the guarantors of the senior cash pay notes and senior toggle notes. The senior cash pay notes and senior toggle notes and the guarantees are effectively subordinated to Clear Channel's existing and future secured debt and that of the guarantors to the extent of the value of the assets securing such indebtedness and are structurally subordinated to all obligations of subsidiaries that do not guarantee the senior cash pay notes and senior toggle notes.

On July 16, 2010, Clear Channel made the election to pay interest on the senior toggle notes entirely in cash, effective for the interest period commencing August 1, 2010. Assuming the cash interest election remains in effect for the remaining term of the notes, Clear Channel will be contractually obligated to make a payment to bondholders of $57.4 million on August 1, 2013.

Clear Channel Senior Notes

As of December 31, 2012, Clear Channel's senior notes represented approximately $1.7 billion of aggregate principal amount of indebtedness outstanding.

The senior notes were the obligations of Clear Channel prior to the merger. The senior notes are senior, unsecured obligations that are effectively subordinated to Clear Channel's secured indebtedness to the extent of the value of Clear Channel's assets securing such indebtedness and are not guaranteed by any of Clear Channel's subsidiaries and, as a result, are structurally subordinated to all indebtedness and other liabilities of Clear Channel's subsidiaries. The senior notes rank equally in right of payment with all of Clear Channel's existing and future senior indebtedness and senior in right of payment to all existing and future subordinated indebtedness. The senior notes are not guaranteed by Clear Channel's subsidiaries.

CCWH Senior Notes

During the fourth quarter of 2012, CCWH issued $2.7 billion aggregate principal amount of senior notes, which consisted of $735.8 million aggregate principal amount of Series A Senior Notes due 2022 (the “Series A CCWH Senior Notes”) and $1,989.25 million aggregate principal amount of Series B CCWH Senior Notes due 2022 (the “Series B CCWH Senior Notes” and, together with the Series A CCWH Senior Notes, the “CCWH Senior Notes”). The CCWH Senior Notes are guaranteed by CCOH, Clear Channel Outdoor, Inc. (“CCOI”) and certain of CCOH's direct and indirect subsidiaries. The proceeds from the issuance of the CCWH Senior Notes were used to fund the repurchase of CCWH's Series A Senior Notes due 2017 and CCWH's Series B Senior Notes due 2017 (collectively, the “Existing CCWH Senior Notes”).

The Company capitalized $30.0 million in fees and expenses associated with the CCWH Senior Notes offering and an original issue discount of $7.4 million. The Company is amortizing the capitalized fees and discount through interest expense over the life of the CCWH Senior Notes.

The CCWH Senior Notes are senior obligations that rank pari passu in right of payment to all unsubordinated indebtedness of CCWH and the guarantees of the CCWH Senior Notes rank pari passu in right of payment to all unsubordinated indebtedness of the guarantors. Interest on the CCWH Senior Notes is payable to the trustee weekly in arrears and to the noteholders on May 15 and November 15 of each year, beginning on May 15, 2013.

At any time prior to November 15, 2017, CCWH may redeem the CCWH Senior Notes, in whole or in part, at a price equal to 100% of the principal amount of the CCWH Senior Notes plus a “make-whole” premium, together with accrued and unpaid interest, if any, to the redemption date. CCWH may redeem the CCWH Senior Notes, in whole or in part, on or after November 15, 2017, at the redemption prices set forth in the applicable indenture governing the CCWH Senior Notes plus accrued and unpaid interest to the redemption date. At any time on or before November 15, 2015, CCWH may elect to redeem up to 40% of the then outstanding aggregate principal amount of the CCWH Senior Notes at a redemption price equal to 106.500% of the principal amount thereof, plus accrued and unpaid interest to the redemption date, with the net proceeds of one or more equity offerings, subject to certain restrictions. Notwithstanding the foregoing, neither CCOH nor any of its subsidiaries is permitted to make any purchase of, or otherwise effectively cancel or retire any Series A CCWH Senior Notes or Series B CCWH Senior Notes if, after giving effect thereto and, if applicable, any concurrent purchase of or other addition with respect to any Series B CCWH Senior Notes or Series A CCWH Senior Notes, as applicable, the ratio of (a) the outstanding aggregate principal amount of the Series A CCWH Senior Notes to (b) the outstanding aggregate principal amount of the Series B CCWH Senior Notes shall be greater than 0.25, subject to certain exceptions.

The indenture governing the Series A CCWH Senior Notes contains covenants that limit CCOH and its restricted subsidiaries ability to, among other things:

  incur or guarantee additional debt to persons other than Clear Channel and its subsidiaries (other than CCOH) or issue certain preferred stock;
  create liens on its restricted subsidiaries' assets to secure such debt;
  create restrictions on the payment of dividends or other amounts to CCOH from its restricted subsidiaries that are not guarantors of the CCWH Senior Notes;
  enter into certain transactions with affiliates;
  merge or consolidate with another person, or sell or otherwise dispose of all or substantially all of its assets; and
  sell certain assets, including capital stock of its subsidiaries, to persons other than Clear Channel and its subsidiaries (other than CCOH).

In addition, the indenture governing the Series A CCWH Senior Notes provides that if CCWH (i) makes an optional redemption of the Series B CCWH Senior Notes or purchases or makes an offer to purchase the Series B CCWH Senior Notes at or above 100% of the principal amount thereof, then CCWH shall apply a pro rata amount to make an optional redemption or purchase a pro rata amount of the Series A CCWH Senior Notes or (ii) makes an asset sale offer under the indenture governing the Series B CCWH Senior Notes, then CCWH shall apply a pro rata amount to make an offer to purchase a pro rata amount of Series A CCWH Senior Notes.

The indenture governing the Series A CCWH Senior Notes does not include limitations on dividends, distributions, investments or asset sales.

The indenture governing the Series B CCWH Senior Notes contains covenants that limit CCOH and its restricted subsidiaries ability to, among other things:

  incur or guarantee additional debt or issue certain preferred stock;
  redeem, repurchase or retire CCOH's subordinated debt;
  make certain investments;
  create liens on its or its restricted subsidiaries' assets to secure debt;
  create restrictions on the payment of dividends or other amounts to it from its restricted subsidiaries that are not guarantors of the CCWH Senior Notes;
  enter into certain transactions with affiliates;
  merge or consolidate with another person, or sell or otherwise dispose of all or substantially all of its assets;
  sell certain assets, including capital stock of its subsidiaries;
  designate its subsidiaries as unrestricted subsidiaries; and
  pay dividends, redeem or repurchase capital stock or make other restricted payments.

  The Series A CCWH Senior Notes indenture and Series B CCWH Senior Notes indenture restrict CCOH's ability to incur additional indebtedness but permit CCOH to incur additional indebtedness based on an incurrence test. In order to incur (i) additional indebtedness under this test, CCOH's debt to adjusted EBITDA ratios (as defined by the indentures) must be lower than 7.0:1 and 5.0:1 for total debt and senior debt, respectively, and (ii) additional indebtedness that is subordinated to the CCWH Senior Notes under this test, CCOH's debt to adjusted EBITDA ratios (as defined by the indentures) must not be lower than 7.0:1 for total debt. The indentures contain certain other exceptions that allow CCOH to incur additional indebtedness. The Series B CCWH Senior Notes indenture also permits CCOH to pay dividends from the proceeds of indebtedness or the proceeds from asset sales if its debt to adjusted EBITDA ratios (as defined by the indentures) are lower than 7.0:1 and 5.0:1 for total debt and senior debt, respectively. The Series A CCWH Senior Notes indenture does not limit CCOH's ability to pay dividends. The Series B CCWH Senior Notes indenture contains certain exceptions that allow CCOH to pay dividends, including (i) $525.0 million of dividends made pursuant to general restricted payment baskets and (ii) dividends made using proceeds received upon a demand by CCOH of amounts outstanding under the revolving promissory note issued by Clear Channel to CCOH.

  CCWH Senior Subordinated Notes

  During the first quarter of 2012, the Company's indirect subsidiary, CCWH issued $275.0 million aggregate principal amount of 7.625% Series A Senior Subordinated Notes due 2020 (the “Series A CCWH Subordinated Notes”) and $1,925.0 million aggregate principal amount of 7.625% Series B Senior Subordinated Notes due 2020 (the “Series B CCWH Subordinated Notes” and, together with the Series A CCWH Subordinated Notes, the “CCWH Subordinated Notes”). Interest on the CCWH Subordinated Notes is payable to the trustee weekly in arrears and to the noteholders on March 15 and September 15 of each year, beginning on September 15, 2012.

  The CCWH Subordinated Notes are CCWH's senior subordinated obligations and are fully and unconditionally guaranteed, jointly and severally, on a senior subordinated basis by CCOH, CCOI and certain of CCOH's other domestic subsidiaries. The CCWH Subordinated Notes are unsecured senior subordinated obligations that rank junior to all of CCWH's existing and future senior debt, including the CCWH Senior Notes, equally with any of CCWH's existing and future senior subordinated debt and ahead of all of CCWH's existing and future debt that expressly provides that it is subordinated to the CCWH Subordinated Notes. The guarantees of the CCWH Subordinated Notes rank junior to each guarantor's existing and future senior debt, including the CCWH Senior Notes, equally with each guarantor's existing and future senior subordinated debt and ahead of each guarantor's existing and future debt that expressly provides that it is subordinated to the guarantees of the CCWH Subordinated Notes.

  At any time prior to March 15, 2015, CCWH may redeem the CCWH Subordinated Notes, in whole or in part, at a price equal to 100% of the principal amount of the CCWH Subordinated Notes plus a “make-whole” premium, together with accrued and unpaid interest, if any, to the redemption date. CCWH may redeem the CCWH Subordinated Notes, in whole or in part, on or after March 15, 2015, at the redemption prices set forth in the applicable indenture governing the CCWH Subordinated Notes plus accrued and unpaid interest to the redemption date. At any time on or before March 15, 2015, CCWH may elect to redeem up to 40% of the then outstanding aggregate principal amount of the CCWH Subordinated Notes at a redemption price equal to 107.625% of the principal amount thereof, plus accrued and unpaid interest to the redemption date, with the net proceeds of one or more equity offerings, subject to certain restrictions. Notwithstanding the foregoing, neither CCOH nor any of its subsidiaries is permitted to make any purchase of, or otherwise effectively cancel or retire any Series A CCWH Subordinated Notes or Series B CCWH Subordinated Notes if, after giving effect thereto and, if applicable, any concurrent purchase of or other addition with respect to any Series B CCWH Subordinated Notes or Series A CCWH Subordinated Notes, as applicable, the ratio of (a) the outstanding aggregate principal amount of the Series A CCWH Subordinated Notes to (b) the outstanding aggregate principal amount of the Series B CCWH Subordinated Notes shall be greater than 0.25, subject to certain exceptions.

  The Company capitalized $40.0 million in fees and expenses associated with the CCWH Subordinated Notes offering and are amortizing them through interest expense over the life of the CCWH Subordinated Notes.

  The indenture governing the Series A CCWH Subordinated Notes contains covenants that limit CCOH and its restricted subsidiaries ability to, among other things:

  incur or guarantee additional debt to persons other than Clear Channel and its subsidiaries (other than CCOH) or issue certain preferred stock;
  create restrictions on the payment of dividends or other amounts to CCOH from its restricted subsidiaries that are not guarantors of the notes;
  enter into certain transactions with affiliates;
  merge or consolidate with another person, or sell or otherwise dispose of all or substantially all of CCOH's assets; and
  sell certain assets, including capital stock of CCOH's subsidiaries, to persons other than Clear Channel and its subsidiaries (other than CCOH).

  In addition, the indenture governing the Series A CCWH Subordinated Notes provides that if CCWH (i) makes an optional redemption of the Series B CCWH Subordinated Notes or purchases or makes an offer to purchase the Series B CCWH Subordinated Notes at or above 100% of the principal amount thereof, then CCWH shall apply a pro rata amount to make an optional redemption or purchase a pro rata amount of the Series A CCWH Subordinated Notes or (ii) makes an asset sale offer under the indenture governing the Series B CCWH Subordinated Notes, then CCWH shall apply a pro rata amount to make an offer to purchase a pro rata amount of Series A CCWH Subordinated Notes.

  The indenture governing the Series A CCWH Subordinated Notes does not include limitations on dividends, distributions, investments or asset sales.

  The indenture governing the Series B CCWH Subordinated Notes contains covenants that limit CCOH and its restricted subsidiaries ability to, among other things:

  incur or guarantee additional debt or issue certain preferred stock;
  make certain investments;
  create restrictions on the payment of dividends or other amounts to CCOH from its restricted subsidiaries that are not guarantors of the notes;
  enter into certain transactions with affiliates;
  merge or consolidate with another person, or sell or otherwise dispose of all or substantially all of CCOH's assets;
  sell certain assets, including capital stock of CCOH's subsidiaries;
  designate CCOH's subsidiaries as unrestricted subsidiaries; and
  pay dividends, redeem or repurchase capital stock or make other restricted payments.

The Series A CCWH Subordinated Notes indenture and Series B CCWH Subordinated Notes indenture restrict CCOH's ability to incur additional indebtedness but permit CCOH to incur additional indebtedness based on an incurrence test. In order to incur additional indebtedness under this test, CCOH's debt to adjusted EBITDA ratios (as defined by the indentures) must be lower than 7.0:1. The indentures contain certain other exceptions that allow CCOH to incur additional indebtedness. The Series B CCWH Subordinated Notes indenture also permits CCOH to pay dividends from the proceeds of indebtedness or the proceeds from asset sales if its debt to adjusted EBITDA ratios (as defined by the indentures) is lower than 7.0:1. The Series A CCWH Senior Subordinated Notes indenture does not limit CCOH's ability to pay dividends. The Series B CCWH Subordinated Notes indenture contains certain exceptions that allow CCOH to pay dividends, including (i) $525.0 million of dividends made pursuant to general restricted payment baskets and (ii) dividends made using proceeds received upon a demand by CCOH of amounts outstanding under the revolving promissory note issued by Clear Channel to CCOH.

With the proceeds of the CCWH Subordinated Notes (net of the initial purchasers' discount of $33.0 million), CCWH loaned an aggregate amount equal to $2,167.0 million to CCOI. CCOI paid all other fees and expenses of the offering using cash on hand and, with the proceeds of the loans, made a special cash dividend to CCOH, which in turn made a special cash dividend on March 15, 2012 in an amount equal to $6.0832 per share to its Class A and Class B stockholders of record at the close of business on March 12, 2012, including Clear Channel Holdings, Inc. (“CC Holdings”) and CC Finco, LLC (“CC Finco”), both wholly-owned subsidiaries of the Company. Of the $2,170.4 million special cash dividend paid by CCOH, an aggregate of $1,925.7 million was distributed to CC Holdings and CC Finco, with the remaining $244.7 million distributed to other stockholders. As a result, the Company recorded a reduction of $244.7 million in “Noncontrolling interest” on the consolidated balance sheet.

Refinancing Transactions

During the first quarter of 2011, Clear Channel amended its senior secured credit facilities and its receivables based credit facility and issued $1.0 billion aggregate principal amount of Priority Guarantee Notes due 2021 (the “Initial Priority Guarantee Notes due 2021”). The Company capitalized $39.5 million in fees and expenses associated with the offering of the Initial Priority Guarantee Notes due 2021 and is amortizing them through interest expense over the life of the Initial Priority Guarantee Notes due 2021.

Clear Channel used the proceeds of the Initial Priority Guarantee Notes due 2021 offering to prepay $500.0 million of the indebtedness outstanding under its senior secured credit facilities. The $500.0 million prepayment was allocated on a ratable basis between outstanding term loans and revolving credit commitments under Clear Channel's revolving credit facility. The prepayment resulted in the accelerated expensing of $5.7 million of loan fees recorded in “Loss on extinguishment of debt”.

Clear Channel obtained, concurrent with the offering of the Initial Priority Guarantee Notes due 2021, amendments to its credit agreements with respect to its senior secured credit facilities and its receivables based credit facility (revolving credit commitments under the receivables based facility were reduced from $783.5 million to $625.0 million), which were required as a condition to complete the offering. The amendments, among other things, permit Clear Channel to request future extensions of the maturities of its senior secured credit facilities, provide Clear Channel with greater flexibility in the use of its accordion capacity, provide Clear Channel with greater flexibility to incur new debt, provided that the proceeds from such new debt are used to pay down senior secured credit facility indebtedness, and provide greater flexibility for CCOH and its subsidiaries to incur new debt, provided that the net proceeds distributed to Clear Channel from the issuance of such new debt are used to pay down senior secured credit facility indebtedness.

In June 2011, Clear Channel issued an additional $750.0 million in aggregate principal amount of its Priority Guarantee Notes due 2021 (the “Additional Priority Guarantee Notes due 2021”) at an issue price of 93.845% of the principal amount of the Additional Priority Guarantee Notes due 2021. Interest on the Additional Priority Guarantee Notes due 2021 accrued from February 23, 2011, and accrued interest was paid by the purchaser at the time of delivery of the Additional Priority Guarantee Notes due 2021 on June 14, 2011. The Initial Priority Guarantee Notes due 2021 and the Additional Priority Guarantee Notes due 2021 have identical terms and are treated as a single class. Of the $703.8 million of proceeds from the issuance of the Additional Priority Guarantee Notes due 2021 ($750.0 million aggregate principal amount net of $46.2 million of discount), Clear Channel used $500.0 million for general corporate purposes (to replenish cash on hand that Clear Channel previously used to pay senior notes at maturity on March 15, 2011 and May 15, 2011) and used the remaining $203.8 million to repay at maturity a portion of Clear Channel's 5% senior notes that matured in March 2012.

The Company capitalized an additional $7.1 million in fees and expenses associated with the offering of the Additional Priority Guarantee Notes due 2021 and is amortizing them through interest expense over the life of the Additional Priority Guarantee Notes due 2021.

In March 2012, CCWH issued $275.0 million aggregate principal amount of the Series A CCWH Subordinated Notes and $1,925.0 million aggregate principal amount of the Series B CCWH Subordinated Notes and in connection therewith, CCOH distributed the CCOH Dividend of $6.0832 per share to its stockholders of record. Using CCOH Dividend proceeds distributed to the Company's wholly-owned subsidiaries, together with cash on hand, Clear Channel repaid $2,096.2 million of indebtedness under its senior secured credit facilities.

During the fourth quarter of 2012, Clear Channel exchanged $2.0 billion aggregate principal amount of term loans under its senior secured credit facilities for a like principal amount of newly issued Clear Channel Priority Guarantee Notes due 2019. The exchange offer, which was offered to eligible existing lenders under Clear Channel's senior secured credit facilities, was exempt from registration under the Securities Act of 1933, as amended. The Company capitalized $11.9 million in fees and expenses associated with the offering and are amortizing them through interest expense over the life of the notes.

In November 2012, CCWH issued $735.75 million aggregate principal amount of the Series A CCWH Senior Notes, which were issued at an issue price of 99.0% of par, and $1,989.25 million aggregate principal amount of the Series B CCWH Senior Notes, which were issued at par. CCWH used the net proceeds from the offering of the CCWH Senior Notes, together with cash on hand, to fund the tender offer for and redemption of the Existing CCWH Senior Notes.

Debt Repurchases, Maturities and Other

During November 2012, CCWH repurchased $1,724.7 million aggregate principal amount of the Existing CCWH Senior Notes in a tender offer for the Existing CCWH Senior Notes. Simultaneously with the early settlement of the tender offer, CCWH called for redemption all of the remaining $775.3 million aggregate principal amount of Existing CCWH Senior Notes that were not purchased on the early settlement date of the tender offer. In connection with the redemption, CCWH satisfied and discharged its obligations under the Existing CCWH Senior Notes indentures by depositing with the trustee sufficient funds to pay the redemption price, plus accrued and unpaid interest on the remaining outstanding Existing CCWH Senior Notes to, but not including, the December 19, 2012 redemption date.

During October 2012, Clear Channel consummated a private exchange offer of $2.0 billion aggregate principal amount of term loans under its senior secured credit facilities for a like principal amount of newly issued Priority Guarantee Notes due 2019. The exchange offer was available only to eligible lenders under the senior secured credit facilities, and the Priority Guarantee Notes due 2019 were offered only in reliance on exemptions from registration under the Securities Act of 1933, as amended.

In connection with the issuance of the CCWH Subordinated Notes, CCOH paid the $2,170.4 million CCOH Dividend on March 15, 2012 to its Class A and Class B stockholders, consisting of $1,925.7 million distributed to CC Holdings and CC Finco and $244.7 million distributed to other stockholders. In connection with the Subordinated Notes issuance and CCOH Dividend, Clear Channel repaid indebtedness under its senior secured credit facilities in an amount equal to the aggregate amount of dividend proceeds distributed to CC Holdings and CC Finco, or $1,925.7 million. Of this amount, a prepayment of $1,918.1 million was applied to indebtedness outstanding under Clear Channel's revolving credit facility, thus permanently reducing the revolving credit commitments under Clear Channel's revolving credit facility to $10.0 million. During the fourth quarter of 2012, the revolving credit facility was permanently paid off and terminated using available cash on hand. The remaining $7.6 million prepayment was allocated on a pro rata basis to Clear Channel's term loan facilities.

In addition, on March 15, 2012, using cash on hand, Clear Channel made voluntary prepayments under its senior secured credit facilities in an aggregate amount equal to $170.5 million, as follows: (i) $16.2 million under its term loan A due 2014, (ii) $129.8 million under its term loan B due 2016, (iii) $10.0 million under its term loan C due 2016 and (iv) $14.5 million under its delayed draw term loans due 2016. In connection with the prepayments on Clear Channel's senior secured credit facilities, we recorded a loss of $15.2 million in “Loss on extinguishment of debt” related to the accelerated expensing of loan fees.

During March 2012, Clear Channel repaid its 5.0% senior notes at maturity for $249.9 million (net of $50.1 million principal amount repaid to a subsidiary of Clear Channel with respect to notes repurchased and held by such entity), plus accrued interest, using a portion of the proceeds from the June 2011 Offering of the Additional Notes, along with cash on hand.

During 2011 and 2010, CC Investments, Inc. (“CC Investments”) and CC Finco, indirect wholly-owned subsidiaries of the Company, repurchased certain of Clear Channel's outstanding senior notes, senior cash pay notes and senior toggle notes through open market repurchases, privately negotiated transactions and tenders as shown in the table below. These entities did not repurchase any debt during 2012. Notes repurchased and held by CC Investments and CC Finco are eliminated in consolidation.

(In thousands)	Years Ended December 31,
	2012	2011	2010
CC Investments
Principal amount of debt repurchased	$-	$-	$185,185
Deferred loan costs and other	-	-	104
Gain recorded in "Other income (expense) - net"(2)	-	-	(60,289)
Cash paid for repurchases of long-term debt	$-	$-	$125,000

CC Finco, LLC
Principal amount of debt repurchased	$-	$80,000	$-
Purchase accounting adjustments(1)	-	(20,476)	-
Gain recorded in "Other income (expense) - net"(2)	-	(4,274)	-
Cash paid for repurchases of long-term debt	$-	$55,250	$-

  Represents unamortized fair value purchase accounting discounts recorded as a result of the merger.
  CC Investments and CC Finco repurchased certain of Clear Channel's senior notes, senior cash pay notes and senior toggle notes at a discount, resulting in a gain on the extinguishment of debt.

During 2011, Clear Channel repaid its 6.25% senior notes at maturity for $692.7 million (net of $57.3 million principal amount repaid to a subsidiary of Clear Channel with respect to notes repurchased and held by such entity), plus accrued interest, using a portion of the proceeds from the February 2011 Offering of the Initial Notes, along with available cash on hand. Clear Channel also repaid its 4.4% senior notes at maturity for $140.2 million (net of $109.8 million principal amount repaid to a subsidiary of Clear Channel with respect to notes repurchased and held by such entity), plus accrued interest, with available cash on hand. Prior to, and in connection with the June 2011 Offering, Clear Channel repaid all amounts outstanding under its receivables based credit facility on June 8, 2011, using cash on hand. This voluntary repayment did not reduce the commitments under this facility and Clear Channel may reborrow amounts under this facility at any time. In addition, on June 27, 2011, Clear Channel made a voluntary payment of $500.0 million on its revolving credit facility. Furthermore, CC Finco repurchased $80.0 million aggregate principal amount of Clear Channel's outstanding 5.5% senior notes due 2014 for $57.1 million, including accrued interest, through an open market purchase.

During 2010, Clear Channel repaid its remaining 7.65% senior notes upon maturity for $138.8 million, including $5.1 million of accrued interest, with proceeds from its delayed draw term loan facility that was specifically designated for this purpose. Also during 2010, Clear Channel repaid its remaining 4.5% senior notes upon maturity for $240.0 million with available cash on hand.

Future maturities of long-term debt at December 31, 2012 are as follows:

(in thousands)
2013	$381,729
2014	1,331,856
2015	270,959
2016	10,016,646
2017	74
Thereafter	9,154,754
Total (1)	$21,156,018

(1)        Excludes purchase accounting adjustments and original issue discount of $408.9 million, which is amortized through interest expense over the life of the underlying debt obligations.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements

NOTE 6 – FAIR VALUE MEASUREMENTS

ASC 820-10-35 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Marketable Equity Securities

The Company's marketable equity securities and interest rate swap are measured at fair value on each reporting date.

The marketable equity securities are measured at fair value using quoted prices in active markets. Due to the fact that the inputs used to measure the marketable equity securities at fair value are observable, the Company has categorized the fair value measurements of the securities as Level 1.

The cost, unrealized holding gains or losses, and fair value of the Company's investments at December 31, 2012 and 2011 are as follows:

(In thousands)		Gross	Gross
		Unrealized	Unrealized	Fair
Investments	Cost	Losses	Gains	Value
2012
Available-for-sale	$5,207	$-	$106,220	$111,427
Other cost investments	7,769	-	-	7,769
Total	$12,976	$-	$106,220	$119,196

2011
Available-for-sale	$7,786	$-	$65,214	$73,000
Other cost investments	4,766	-	-	4,766
Total	$12,552	$-	$65,214	$77,766

Other cost investments include various investments in companies for which there is no readily determinable market value. The Company recognized other-than-temporary impairments of $2.0 million on a cost investment for the year ended December 31, 2012, which was a non-cash impairment charge recorded in “Loss on marketable securities.”

The Company's available-for-sale security, Independent News & Media PLC (“INM”), was in an unrealized loss position for an extended period of time. As a result, the Company considered the guidance in ASC 320-10-S99 and reviewed the length of the time and the extent to which the market value was less than cost and the financial condition and near-term prospects of the issuer. After this assessment, the Company concluded that the impairment was other than temporary and recorded a non-cash impairment charge of $2.6 million, $4.8 million and $6.5 million in “Loss on marketable securities” for the years ended December 31, 2012, 2011 and 2010, respectively.

Interest Rate Swap

The Company's $2.5 billion notional amount interest rate swap agreement is designated as a cash flow hedge and the effective portion of the gain or loss on the swap is reported as a component of other comprehensive income (loss). Ineffective portions of a cash flow hedging derivative's change in fair value are recognized currently in earnings. In accordance with ASC 815-20-35-9, as the critical terms of the swap and the floating-rate debt being hedged were the same at inception and remained the same during the current period, no ineffectiveness was recorded in earnings.

The Company entered into its swap agreement to effectively convert a portion of its floating-rate debt to a fixed basis, thus reducing the impact of interest rate changes on future interest expense. The Company assesses at inception, and on an ongoing basis, whether its interest rate swap agreement is highly effective in offsetting changes in the interest expense of its floating rate debt. A derivative that is not a highly effective hedge does not qualify for hedge accounting.

The Company continually monitors its positions with, and credit quality of, the financial institution which is counterparty to its interest rate swap. The Company may be exposed to credit loss in the event of nonperformance by its counterparty to the interest rate swap. However, the Company considers this risk to be low. If a derivative instrument no longer qualifies as a cash flow hedge, hedge accounting is discontinued and the gain or loss that was recorded in other comprehensive income is recognized currently in income.

The swap agreement is valued using a discounted cash flow model that takes into account the present value of the future cash flows under the terms of the agreements by using market information available as of the reporting date, including prevailing interest rates and credit spread. Due to the fact that the inputs are either directly or indirectly observable, the Company classified the fair value measurement of the agreement as Level 2.

The fair value of the Company's $2.5 billion notional amount interest rate swap designated as a hedging instrument was $76.9 million and recorded in “Other current liabilities” and $159.1 million and recorded in “Other long-term liabilities” at December 31, 2012 and 2011, respectively. The swap agreement matures on September 30, 2013.

The following table provides the beginning and ending accumulated other comprehensive loss and the current period activity related to the interest rate swap agreement:

(In thousands)	Accumulated other
comprehensive loss
Balance at December 31, 2010	$134,067
Other comprehensive income	33,775
Balance at December 31, 2011	100,292
Other comprehensive income	52,112
Balance at December 31, 2012	$48,180

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies [Text Block]

NOTE 7 – COMMITMENTS AND CONTINGENCIES

The Company accounts for its rentals that include renewal options, annual rent escalation clauses, minimum franchise payments and maintenance related to displays under the guidance in ASC 840.

The Company considers its non-cancelable contracts that enable it to display advertising on buses, bus shelters, trains, etc. to be leases in accordance with the guidance in ASC 840-10.  These contracts may contain minimum annual franchise payments which generally escalate each year.  The Company accounts for these minimum franchise payments on a straight-line basis.  If the rental increases are not scheduled in the lease, such as an increase based on subsequent changes in the index or rate, those rents are considered contingent rentals and are recorded as expense when accruable.  Other contracts may contain a variable rent component based on revenue.  The Company accounts for these variable components as contingent rentals and records these payments as expense when accruable.

The Company accounts for annual rent escalation clauses included in the lease term on a straight-line basis under the guidance in ASC 840-20-25.  The Company considers renewal periods in determining its lease terms if at inception of the lease there is reasonable assurance the lease will be renewed.  Expenditures for maintenance are charged to operations as incurred, whereas expenditures for renewal and betterments are capitalized.

The Company leases office space, certain broadcasting facilities, equipment and the majority of the land occupied by its outdoor advertising structures under long-term operating leases. The Company accounts for these leases in accordance with the policies described above.

The Company's contracts with municipal bodies or private companies relating to street furniture, billboards, transit and malls generally require the Company to build bus stops, kiosks and other public amenities or advertising structures during the term of the contract.  The Company owns these structures and is generally allowed to advertise on them for the remaining term of the contract.  Once the Company has built the structure, the cost is capitalized and expensed over the shorter of the economic life of the asset or the remaining life of the contract.

In addition, the Company has commitments relating to required purchases of property, plant and equipment under certain street furniture contracts. Certain of the Company's contracts contain penalties for not fulfilling its commitments related to its obligations to build bus stops, kiosks and other public amenities or advertising structures.  Historically, any such penalties have not materially impacted the Company's financial position or results of operations.

Certain acquisition agreements include deferred consideration payments based on performance requirements by the seller typically involving the completion of a development or obtaining appropriate permits that enable the Company to construct additional advertising displays. At December 31, 2012, the Company believes its maximum aggregate contingency, which is subject to performance requirements by the seller, is approximately $30.0 million. As the contingencies have not been met or resolved as of December 31, 2012, these amounts are not recorded.

As of December 31, 2012, the Company's future minimum rental commitments under non-cancelable operating lease agreements with terms in excess of one year, minimum payments under non-cancelable contracts in excess of one year, capital expenditure commitments and employment/talent contracts consist of the following:

(In thousands)			Capital
	Non-Cancelable	Non-Cancelable	Expenditure	Employment/Talent
	Operating Lease	Contracts	Commitments	Contracts
2013	$380,288	$561,837	$80,143	$85,762
2014	330,397	473,937	25,426	66,304
2015	316,951	418,056	21,273	60,383
2016	255,262	311,899	7,688	58,320
2017	210,444	154,668	11,112	17,536
Thereafter	1,283,847	450,526	932	-
Total	$2,777,189	$2,370,923	$146,574	$288,305

Rent expense charged to operations for the years ended December 31, 2012, 2011 and 2010 was $1.14 billion, $1.16 billion and $1.10 billion, respectively.

In various areas in which the Company operates, outdoor advertising is the object of restrictive and, in some cases, prohibitive zoning and other regulatory provisions, either enacted or proposed. The impact to the Company of loss of displays due to governmental action has been somewhat mitigated by Federal and state laws mandating compensation for such loss and constitutional restraints.

The Company and its subsidiaries are involved in certain legal proceedings arising in the ordinary course of business and, as required, have accrued an estimate of the probable costs for the resolution of those claims for which the occurrence of loss is probable and the amount can be reasonably estimated.  These estimates have been developed in consultation with counsel and are based upon an analysis of potential results, assuming a combination of litigation and settlement strategies.  It is possible, however, that future results of operations for any particular period could be materially affected by changes in the Company's assumptions or the effectiveness of its strategies related to these proceedings.  Additionally, due to the inherent uncertainty of litigation, there can be no assurance that the resolution of any particular claim or proceeding would not have a material adverse effect on the Company's financial condition or results of operations.

Although the Company is involved in a variety of legal proceedings in the ordinary course of business, a large portion of its litigation arises in the following contexts: commercial disputes; defamation matters; employment and benefits related claims; governmental fines; intellectual property claims; and tax disputes.

Brazil Litigation

On or about July 12, 2006 and April 12, 2007, two of the Company's operating businesses (L&C Outdoor Ltda. (“L&C”) and Publicidad Klimes São Paulo Ltda. (“Klimes”), respectively) in the São Paulo, Brazil market received notices of infraction from the state taxing authority, seeking to impose a value added tax (“VAT”) on such businesses, retroactively for the period from December 31, 2001 through January 31, 2006. The taxing authority contends that these businesses fall within the definition of “communication services” and as such are subject to the VAT. L&C and Klimes filed separate petitions to challenge the imposition of this tax.

On August 8, 2011, Brazil's National Council of Fiscal Policy (CONFAZ) published a convenio authorizing sixteen states, including the State of São Paulo, to issue an amnesty that would reduce the principal amount of VAT allegedly owed and reduce or waive related interest and penalties.  The State of São Paulo ratified the amnesty in late August 2011.  On May 10, 2012, the State of São Paulo published an amnesty decree that mirrors the convenio. Klimes and L&C accepted the amnesty on May 24, 2012 by making the aggregate required payment of $10.9 million. On that same day, Klimes and L&C filed petitions to discontinue the tax litigation based on the amnesty payments.  The Company was notified in January 2013 that the petitions to discontinue the litigation were granted and the lawsuits filed by Klimes and L&C were dismissed effective June 1, 2012 and July 11, 2012, respectively.

Stockholder Litigation

Two derivative lawsuits were filed in March 2012 in Delaware Chancery Court by stockholders of Clear Channel Outdoor Holdings, Inc., an indirect non-wholly owned subsidiary of Clear Channel Communications, Inc., which is, in turn, an indirect wholly owned subsidiary of the Company. The consolidated lawsuits are captioned In re Clear Channel Outdoor Holdings, Inc. Derivative Litigation, Consolidated Case No. 7315-CS. The complaints name as defendants certain of Clear Channel Communications, Inc.'s and Clear Channel Outdoor Holdings, Inc.'s current and former directors and Clear Channel Communications, Inc., as well as Bain Capital Partners, LLC and Thomas H. Lee Partners, L.P.  Clear Channel Outdoor Holdings, Inc. also is named as a nominal defendant.  The complaints allege, among other things, that in December 2009 Clear Channel Communications, Inc. breached fiduciary duties to Clear Channel Outdoor Holdings, Inc. and its stockholders by allegedly requiring Clear Channel Outdoor Holdings, Inc. to agree to amend the terms of a revolving promissory note payable by Clear Channel Communications, Inc. to Clear Channel Outdoor Holdings, Inc. to extend the maturity date of the note and to amend the interest rate payable on the note. According to the complaints, the terms of the amended promissory note were unfair to Clear Channel Outdoor Holdings, Inc. because, among other things, the interest rate was below market. The complaints further allege that Clear Channel Communications, Inc. was unjustly enriched as a result of that transaction.  The complaints also allege that the director defendants breached fiduciary duties to Clear Channel Outdoor Holdings, Inc. in connection with that transaction and that the transaction constituted corporate waste.  On April 4, 2012, the board of directors of Clear Channel Outdoor Holdings, Inc. formed a special litigation committee consisting of independent directors (the “SLC”) to review and investigate plaintiffs' claims and determine the course of action that serves the best interests of Clear Channel Outdoor Holdings, Inc. and its stockholders.  On June 20, 2012, the SLC filed a motion to stay the lawsuits for six months while it completes its review and investigation.  In response, on June 27, 2012, plaintiffs filed a motion for an expedited trial, asking the Court to schedule a trial on the merits in October 2012. On July 23, 2012, the Court issued an order granting the motion to stay and denying the motion for an expedited trial. On January 23, 2013, the SLC filed a motion to extend the stay for thirty days, and on January 24, 2013, the Court granted that motion, extending the stay for thirty days from the date of the order.

Los Angeles Litigation

In 2008, Summit Media, LLC, one of the Company's competitors, sued the City of Los Angeles, Clear Channel Outdoor, Inc. and CBS Outdoor in Los Angeles Superior Court (Case No. BS116611) challenging the validity of a Stipulated Judgment that had been entered into in November 2006 among the parties. Pursuant to the Stipulated Judgment, Clear Channel Outdoor, Inc. had taken down existing billboards and converted 83 existing signs from static displays to digital displays pursuant to modernization permits issued through an administrative process of the City. The Los Angeles Superior Court ruled in January 2010 that the Stipulated Judgment constituted an ultra vires act of the City and nullified its existence, but did not invalidate the modernization permits issued to Clear Channel Outdoor, Inc. and CBS. All parties appealed the ruling by the Los Angeles Superior Court to Court of Appeal for the State of California, Second Appellate District, Division 8. At an October 30, 2012 oral argument by the parties, the California Court of Appeal read a preliminary ruling from the bench prior to the argument indicating it would uphold the Los Angeles Superior Court's finding that the Stipulated Judgment was ultra vires and would remand the case to the Los Angeles Superior Court for the purpose of invalidating the permits issued to Clear Channel Outdoor, Inc. and CBS for the digital displays that were the subject of the Stipulated Judgment. The Court of Appeal issued its written ruling in this matter on December 10, 2012, consistent with its October 30, 2012 preliminary ruling. Clear Channel Outdoor, Inc. filed a motion for rehearing on December 26, 2012. The Court of Appeal denied the motion for rehearing.  On January 22, 2013, Clear Channel Outdoor, Inc. filed a petition with the California Supreme Court requesting its review of the matter.

Guarantees	12 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
Guarantees [Text Block]

NOTE 8 – GUARANTEES

As of December 31, 2012, Clear Channel had outstanding surety bonds and commercial standby letters of credit of $50.0 million and $137.7 million, respectively, of which $70.7 million of letters of credit were cash secured. Letters of credit in the amount of $5.0 million are collateral in support of surety bonds and these amounts would only be drawn under the letters of credit in the event the associated surety bonds were funded and Clear Channel did not honor its reimbursement obligation to the issuers. These letters of credit and surety bonds relate to various operational matters including insurance, bid, and performance bonds as well as other items.

As of December 31, 2012, Clear Channel had outstanding bank guarantees of $51.8 million. Bank guarantees in the amount of $4.6 million are backed by cash collateral.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes [Text Block]

NOTE 9 – INCOME TAXES

Significant components of the provision for income tax benefit (expense) are as follows:

(In thousands)	Years Ended December 31,
	2012	2011	2010
Current - Federal	$61,655	$18,608	$(4,534)
Current - foreign	(48,579)	(51,293)	(41,388)
Current - state	(9,408)	14,719	(5,278)
Total current benefit (expense)	3,668	(17,966)	(51,200)

Deferred - Federal	261,014	126,078	211,137
Deferred - foreign	27,970	13,708	(3,859)
Deferred - state	15,627	4,158	3,902
Total deferred benefit	304,611	143,944	211,180
Income tax benefit	$308,279	$125,978	$159,980

Current tax benefits of $3.7 million were recorded for 2012 as compared to current tax expenses of $18.0 million for 2011 primarily due to the Company's settlement of U.S. Federal and foreign tax examinations during 2012. Pursuant to the settlements, the Company recorded a reduction to current income tax expense of approximately $67.3 million during 2012 to reflect the net current tax benefits of the settlements.

Current tax expenses of $18.0 million were recorded for 2011 as compared to current tax expenses of $51.2 million for 2010 primarily due to the Company's settlement of U.S. Federal, foreign and state tax examinations during 2011. Pursuant to the settlements, the Company recorded a reduction to current income tax expense of approximately $51.1 million during 2011 to reflect the net current tax benefits of the settlements.

Deferred tax benefits of $304.6 million for 2012 primarily relate to future benefits of net operating loss carryforwards, and were higher when compared with deferred tax benefits of $143.9 million for 2011. The increase in deferred tax benefits in 2012 is primarily due to additional loss before income taxes in 2012 compared to 2011.

Deferred tax benefits of $143.9 million for 2011 primarily relate to future benefits of net operating loss carryforwards, and were lower when compared with deferred tax benefits of $211.2 million for 2010. The decrease in deferred tax benefits in 2011 is primarily due to a decrease in Federal tax losses. Additional decreases are a result of the deferred tax impacts from the Company's settlement of U.S. Federal and state tax examinations during 2011 along with the write-off of deferred tax assets associated with the 2011 vesting of certain equity awards.

Significant components of the Company's deferred tax liabilities and assets as of December 31, 2012 and 2011 are as follows:

(In thousands)	2012	2011
Deferred tax liabilities:
Intangibles and fixed assets	$2,418,558	$2,381,177
Long-term debt	381,712	465,201
Foreign	21,828	43,305
Investments in nonconsolidated affiliates	49,654	46,502
Unrealized loss in marketable securities	13,768	-
Other investments	2,122	7,068
Other	5,480	25,834
Total deferred tax liabilities	2,893,122	2,969,087

Deferred tax assets:
Accrued expenses	82,550	92,038
Unrealized gain in marketable securities	-	6,833
Net operating losses	1,107,594	917,078
Bad debt reserves	8,418	10,767
Deferred Income	553	590
Other	35,693	33,931
Total gross deferred tax assets	1,234,808	1,061,237
Less: Valuation allowance	12,312	14,177
Total deferred tax assets	1,222,496	1,047,060
Net deferred tax liabilities	$1,670,626	$1,922,027

Included in the Company's net deferred tax liabilities are $19.2 million and $16.6 million of current net deferred tax assets for 2012 and 2011, respectively. The Company presents these assets in “Other current assets” on its consolidated balance sheets. The remaining $1.7 billion and $1.9 billion of net deferred tax liabilities for 2012 and 2011, respectively, are presented in “Deferred tax liabilities” on the consolidated balance sheets.

At December 31, 2012, the Company had recorded net operating loss carryforwards (tax effected) for federal and state income tax purposes of $1.1 billion, expiring in various amounts through 2032. The Company expects to realize the benefits of the majority of net operating losses based on its expectations as to future taxable income from deferred tax liabilities that reverse in the relevant carryforward period and, therefore, the Company has not recorded a valuation allowance against those losses.

At December 31, 2012, net deferred tax liabilities include a deferred tax asset of $28.7 million relating to stock-based compensation expense under ASC 718-10, Compensation—Stock Compensation.  Full realization of this deferred tax asset requires stock options to be exercised at a price equaling or exceeding the sum of the grant price plus the fair value of the option at the grant date and restricted stock to vest at a price equaling or exceeding the fair market value at the grant date. Accordingly, there can be no assurance that the stock price of the Company's common stock will rise to levels sufficient to realize the entire deferred tax benefit currently reflected in its balance sheet.

The deferred tax liability related to intangibles and fixed assets primarily relates to the difference in book and tax basis of acquired FCC licenses, permits and tax deductible goodwill created from the Company's various stock acquisitions. In accordance with ASC 350-10, Intangibles—Goodwill and Other, the Company does not amortize FCC licenses and permits. As a result, this deferred tax liability will not reverse over time unless the Company recognizes future impairment charges related to its FCC licenses, permits and tax deductible goodwill or sells its FCC licenses or permits. As the Company continues to amortize its tax basis in its FCC licenses, permits and tax deductible goodwill, the deferred tax liability will increase over time.

The reconciliation of income tax computed at the U.S. Federal statutory tax rates to income tax benefit is:

	Years Ended December 31,
(In thousands)	2012		2011		2010
	Amount	Percent	Amount	Percent	Amount	Percent
Income tax benefit at
statutory rates	$251,814	35%	$137,903	35%	$217,991	35%
State income taxes, net of
Federal tax benefit	6,218	1%	18,877	5%	(1,376)	(0%)
Foreign taxes	8,782	2%	(4,683)	(1%)	(30,967)	(5%)
Nondeductible items	(4,617)	(1%)	(3,154)	(1%)	(3,165)	(0%)
Changes in valuation allowance
and other estimates	50,697	7%	(15,816)	(4%)	(16,263)	(3%)
Impairment charge	-	0%	-	0%	-	0%
Other, net	(4,615)	(1%)	(7,149)	(2%)	(6,240)	(1%)
Income tax benefit	$308,279	43%	$125,978	32%	$159,980	26%

A tax benefit was recorded for the year ended December 31, 2012 of 43%. The effective tax rate for 2012 was impacted by the Company's settlement of U.S. Federal and foreign tax examinations during the year. Pursuant to the settlements, the Company recorded a reduction to income tax expense of approximately $60.6 million to reflect the net tax benefits of the settlements. This benefit was partially offset by additional tax recorded during 2012 related to the write-off of deferred tax assets associated with the vesting of certain equity awards. Foreign income before income taxes was approximately $84.0 million for 2012.

A tax benefit was recorded for the year ended December 31, 2011 of 32%. The effective tax rate for 2011 was impacted by the Company's settlement of U.S. Federal and state tax examinations during the year. Pursuant to the settlements, the Company recorded a reduction to income tax expense of approximately $16.3 million to reflect the net tax benefits of the settlements. This benefit was partially offset by additional tax recorded during 2011 related to the write-off of deferred tax assets associated with the vesting of certain equity awards and the inability to benefit from certain tax loss carryforwards in foreign jurisdictions. Foreign income before income taxes was approximately $94.0 million for 2011.

A tax benefit was recorded for the year ended December 31, 2010 of 26%. The effective tax rate for 2010 was impacted by the Company's inability to benefit from tax losses in certain foreign jurisdictions due to the uncertainty of the ability to utilize those losses in future years. In addition, the Company recorded a valuation allowance of $13.6 million against deferred tax assets in foreign jurisdictions due to the uncertainty of the ability to realize those assets in future periods. Foreign income before income taxes was approximately $40.8 million for 2010.

The Company continues to record interest and penalties related to unrecognized tax benefits in current income tax expense.  The total amount of interest accrued at December 31, 2012 and 2011 was $50.5 million and $61.0 million, respectively. The total amount of unrecognized tax benefits and accrued interest and penalties at December 31, 2012 and 2011 was $188.9 million and $236.8 million, respectively, of which $158.3 million and $212.7 million is included in “Other long-term liabilities”, and $0.5 million and $4.5 million is included in “Accrued Expenses” on the Company's consolidated balance sheets, respectively. In addition, $30.0 million of unrecognized tax benefits are recorded net with the Company's deferred tax assets for its net operating losses as opposed to being recorded in “Other long-term liabilities” at December 31, 2012. The total amount of unrecognized tax benefits at December 31, 2012 and 2011 that, if recognized, would impact the effective income tax rate is $107.0 million and $146.0 million, respectively.

(In thousands)	Years Ended December 31,
Unrecognized Tax Benefits	2012	2011
Balance at beginning of period	$175,782	$225,469
Increases for tax position taken in the current year	10,575	5,373
Increases for tax positions taken in previous years	14,774	12,115
Decreases for tax position taken in previous years	(55,113)	(37,677)
Decreases due to settlements with tax authorities	(7,581)	(29,443)
Decreases due to lapse of statute of limitations	-	(55)
Balance at end of period	$138,437	$175,782

The Company and its subsidiaries file income tax returns in the United States Federal jurisdiction and various state and foreign jurisdictions.  During 2012, the Company effectively settled certain Federal and foreign examinations and as a result reversed liabilities that had been recorded for the uncertain tax positions in those periods. The amount of liabilities reversed during 2012 was approximately $67.3 million, inclusive of interest. In addition the Company settled an examination in the United Kingdom and, as a result of the settlement, paid approximately $7.2 million in tax and interest. During 2011, the Company reached a settlement with the Internal Revenue Service (“IRS”) related to the examination of the tax years 2003 and 2004. As a result of the settlement the Company paid approximately $22.4 million, inclusive of interest, to the IRS and reversed liabilities related to the settled tax years. In addition, the Company effectively settled several state and foreign tax examinations during 2011 that resulted in a reduction to its net tax liabilities to reflect the tax benefits of the settlements. The IRS is currently auditing the Company's 2009 and 2010 periods and the Company is awaiting an appeals conference meeting for its 2007 and 2008 pre and post-merger periods. Substantially all material state, local, and foreign income tax matters have been concluded for years through 2005.

Member's Interest	12 Months Ended
Dec. 31, 2012
Member's Interest [Abstract]
Member's Interest [Text Block]

NOTE 10 – MEMBER'S INTEREST

CCMH has issued approximately 27.6 million shares of Class A common stock, approximately 0.6 million shares of Class B common stock and approximately 59.0 million shares of Class C common stock. Every holder of shares of Class A common stock is entitled to one vote for each share of Class A common stock. Every holder of shares of Class B common stock is entitled to a number of votes per share equal to the number obtained by dividing (a) the sum of the total number of shares of Class B common stock outstanding as of the record date for such vote and the number of shares of Class C common stock outstanding as of the record date for such vote by (b) the number of shares of Class B common stock outstanding as of the record date for such vote. Except as otherwise required by law, the holders of outstanding shares of Class C common stock are not entitled to any votes upon any matters presented to our stockholders.

Except with respect to voting as described above, and as otherwise required by law, all shares of Class A common stock, Class B common stock and Class C common stock have the same powers, privileges, preferences and relative participating, optional or other special rights, and the qualifications, limitations or restrictions thereof, and are identical to each other in all respects.

Dividends

The Company has not paid cash dividends since its formation and its ability to pay dividends is subject to restrictions should it seek to do so in the future. Clear Channel's debt financing arrangements include restrictions on its ability to pay dividends thereby limiting the Company's ability to pay dividends.

Share-Based Compensation

Stock Options

The Company does not have any compensation plans under which it grants stock awards to employees. Prior to the merger, Clear Channel granted options to purchase its common stock to its employees and directors and its affiliates under its various equity incentive plans typically at no less than the fair value of the underlying stock on the date of grant. These options were granted for a term not exceeding ten years and were forfeited, except in certain circumstances, in the event the employee or director terminated his or her employment or relationship with Clear Channel or one of its affiliates. Prior to acceleration, if any, in connection with the merger, these options vested over a period of up to five years. All equity incentive plans contained anti-dilutive provisions that permitted an adjustment of the number of shares of Clear Channel's common stock represented by each option for any change in capitalization.

CCMH has granted options to purchase its shares of Class A common stock to certain key executives under its equity incentive plan at no less than the fair value of the underlying stock on the date of grant. These options are granted for a term not to exceed ten years and are forfeited, except in certain circumstances, in the event the executive terminates his or her employment or relationship with CCMH or one of its affiliates. Approximately two-thirds of the options granted vest based solely on continued service over a period of up to five years with the remainder becoming eligible to vest over a period of up to five years if certain predetermined performance targets are met. The equity incentive plan contains antidilutive provisions that permit an adjustment of the number of shares of CCMH's common stock represented by each option for any change in capitalization.

The Company accounts for its share-based payments using the fair value recognition provisions of ASC 718-10. The fair value of the portion of options that vest based on continued service is estimated on the grant date using a Black-Scholes option-pricing model and the fair value of the remaining options which contain vesting provisions subject to service, market and performance conditions is estimated on the grant date using a Monte Carlo model. Expected volatilities were based on historical volatility of peer companies' stock, including CCMH, over the expected life of the options. The expected life of the options granted represents the period of time that the options granted are expected to be outstanding. The Company used historical data to estimate option exercises and employee terminations within the valuation model. The Company includes estimated forfeitures in its compensation cost and updates the estimated forfeiture rate through the final vesting date of awards. The risk free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods equal to the expected life of the option. The following assumptions were used to calculate the fair value of these options:

	Years Ended December 31,
	2012	2011	2010
Expected volatility	71% – 77%	67%	58%
Expected life in years	6.3 – 6.5	6.3 – 6.5	5.0 – 7.0
Risk-free interest rate	0.97% – 1.55%	1.22% – 2.37%	2.03% – 2.74%
Dividend yield	0%	0%	0%

The following table presents a summary of CCMH's stock options outstanding at and stock option activity during the year ended December 31, 2012 (“Price” reflects the weighted average exercise price per share):

(In thousands, except per share data)	Options	Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2012	5,042	$22.49
Granted (1)	249	10.00
Exercised	-	-
Exchanged (2)	(2,024)	10.00
Forfeited	(375)	16.97
Expired	(100)	32.66
Outstanding, December 31, 2012 (3)	2,792	30.82	6.5 years	-
Exercisable	1,204	26.95	5.7 years	-
Expected to Vest	968	33.14	7.9 years	-

  The weighted average grant date fair value of options granted during the years ended December 31, 2012, 2011, and 2010 was $2.68, $2.69 and $4.79 per share, respectively.
  Amount represents options exchanged in connection with the voluntary stock option exchange program discussed below.
  Non-cash compensation expense has not been recorded with respect to 0.9 million shares as the vesting of these options is subject to performance conditions that have not yet been determined probable to meet.

A summary of CCMH's unvested options and changes during the year ended December 31, 2012 is presented below:

(In thousands, except per share data)	Options	Weighted Average Grant Date Fair Value
Unvested, January 1, 2012	4,048	$7.10
Granted	249	2.68
Vested (1)	(501)	7.74
Exchanged	(1,833)	3.38
Forfeited	(375)	3.34
Unvested, December 31, 2012	1,588	11.38

  The total fair value of the options vested during the years ended December 31, 2012, 2011 and 2010 was $3.9 million, $3.8 million and $4.5 million, respectively.

Restricted Stock Awards

Prior to the merger, Clear Channel granted restricted stock awards to its employees and directors and its affiliates under its various equity incentive plans. These common shares held a legend which restricted their transferability for a term of up to five years and were forfeited, except in certain circumstances, in the event the employee or director terminated his or her employment or relationship with Clear Channel prior to the lapse of the restriction. Recipients of the restricted stock awards were entitled to all cash dividends as of the date the award was granted.

CCMH has granted restricted stock awards to its employees and affiliates under its equity incentive plan. The restricted stock awards are restricted in transferability for a term of up to five years. Restricted stock awards are forfeited, except in certain circumstances, in the event the employee terminates his or her employment or relationship with CCMH prior to the lapse of the restriction. Dividends or distributions paid in respect of unvested restricted stock awards will be held by CCMH and paid to the recipients of the restricted stock awards upon vesting of the shares.

The following table presents a summary of CCMH's restricted stock outstanding at and restricted stock activity during the year ended December 31, 2012 (“Price” reflects the weighted average share price at the date of grant):

(In thousands, except per share data)	Awards	Price
Outstanding, January 1, 2012	445	$36.00
Granted (1)	4,204	2.93
Vested (restriction lapsed)	(1,380)	8.32
Forfeited (2)	(662)	3.01
Outstanding, December 31, 2012	2,607	5.69

  Includes 3.3 million restricted share awards granted in connection with the voluntary stock option exchange program discussed below.
  Includes 652 thousand restricted share awards forfeited pursuant to the tax assistance program offered through the voluntary stock option exchange program discussed below.

CCOH Share-Based Awards

CCOH Stock Options

The Company's subsidiary, CCOH, has granted options to purchase shares of its Class A common stock to employees and directors of CCOH and its affiliates under its equity incentive plan at no less than the fair market value of the underlying stock on the date of grant. These options are granted for a term not exceeding ten years and are forfeited, except in certain circumstances, in the event the employee or director terminates his or her employment or relationship with CCOH or one of its affiliates. These options vest solely on continued service over a period of up to five years. The equity incentive stock plan contains anti-dilutive provisions that permit an adjustment of the number of shares of CCOH's common stock represented by each option for any change in capitalization. CCOH determined that the CCOH Dividend discussed in Note 5 was considered a change in capitalization and therefore adjusted outstanding options as of March 15, 2012. No incremental compensation cost was recognized in connection with the adjustment.

The fair value of each option awarded on CCOH common stock is estimated on the date of grant using a Black-Scholes option-pricing model. Expected volatilities are based on historical volatility of CCOH's stock over the expected life of the options. The expected life of options granted represents the period of time that options granted are expected to be outstanding. CCOH uses historical data to estimate option exercises and employee terminations within the valuation model. CCOH includes estimated forfeitures in its compensation cost and updates the estimated forfeiture rate through the final vesting date of awards. The risk free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods equal to the expected life of the option. The following assumptions were used to calculate the fair value of CCOH's options on the date of grant:

	Years Ended December 31,
	2012	2011	2010
Expected volatility	54% – 56%	57%	58%
Expected life in years	6.3	6.3	5.5 – 7.0
Risk-free interest rate	0.92% – 1.48%	1.26% – 2.75%	1.38% – 3.31%
Dividend yield	0%	0%	0%

The following table presents a summary of CCOH's stock options outstanding at and stock option activity during the year ended December 31, 2012 (“Price” reflects the weighted average exercise price per share):

(In thousands, except per share data)	Options	Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2012	8,991	$15.10
Granted (1)	2,812	6.64
Exercised (2)	(1,029)	4.06
Forfeited	(884)	7.87
Expired	(1,509)	12.23
Outstanding, December 31, 2012	8,381	9.22	6.2 years	$ 8,813
Exercisable	4,548	11.26	4.5 years	$ 4,792
Expected to vest	3,574	9.53	8.3 years	$ 1,186

  The weighted average grant date fair value of CCOH options granted during the years ended December 31, 2012, 2011 and 2010 was $4.43, $8.30 and $5.65 per share, respectively.
  Cash received from option exercises during the years ended December 31, 2012, 2011 and 2010 was $6.4 million, $1.4 million and $0.9 million, respectively. The total intrinsic value of the options exercised during the years ended December 31, 2012, 2011 and 2010 was $7.9 million, $1.5 million and $1.1 million, respectively.

A summary of CCOH's unvested options at and changes during the year ended December 31, 2012 is presented below:

(In thousands, except per share data)	Options	Weighted Average Grant Date Fair Value
Unvested, January 1, 2012	3,993	$6.41
Granted	2,812	4.43
Vested (1)	(2,088)	5.48
Forfeited	(884)	5.80
Unvested, December 31, 2012	3,833	5.19

  The total fair value of CCOH options vested during the years ended December 31, 2012, 2011 and 2010 was $11.5 million, $8.2 million and $15.9 million, respectively.

Restricted Stock Awards

CCOH has also granted both restricted stock and restricted stock unit awards to its employees and affiliates under its equity incentive plan. The restricted stock awards represent shares of Class A common stock that hold a legend which restricts their transferability for a term of up to five years. The restricted stock units represent the right to receive shares upon vesting, which is generally over a period of up to five years. Both restricted stock awards and restricted stock units are forfeited, except in certain circumstances, in the event the employee terminates his or her employment or relationship with CCOH prior to the lapse of the restriction.

The following table presents a summary of CCOH's restricted stock and restricted stock units outstanding at and activity during the year ended December 31, 2012 (“Price” reflects the weighted average share price at the date of grant):

(In thousands, except per share data)	Awards	Price
Outstanding, January 1, 2012	83	$8.69
Granted	1,267	6.04
Vested (restriction lapsed)	(190)	5.35
Forfeited	(75)	9.03
Outstanding, December 31, 2012	1,085	6.26

Share-Based Compensation Cost

The share-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense on a straight-line basis over the vesting period. The following table presents the amount of share-based compensation recorded during the years ended December 31, 2012, 2011 and 2010:

(In thousands)	Years Ended December 31,
	2012	2011	2010
Direct operating expenses	$11,011	$10,013	$11,996
Selling, general &administrative expenses	6,378	5,359	7,109
Corporate expenses	11,151	5,295	15,141
Total share based compensation expense	$28,540	$20,667	$34,246

The tax benefit related to the share-based compensation expense for the years ended December 31, 2012, 2011 and 2010 was $10.8 million, $7.9 million and $13.0 million, respectively.

As of December 31, 2012, there was $30.3 million of unrecognized compensation cost, net of estimated forfeitures, related to unvested share-based compensation arrangements that will vest based on service conditions. This cost is expected to be recognized over a weighted average period of approximately two years. In addition, as of December 31, 2012, there was $15.7 million of unrecognized compensation cost, net of estimated forfeitures, related to unvested share-based compensation arrangements that will vest based on market, performance and service conditions. This cost will be recognized when it becomes probable that the performance condition will be satisfied.

CCMH completed a voluntary stock option exchange program on November 19, 2012 and exchanged 2.0 million stock options granted under the Clear Channel 2008 Executive Incentive Plan for 1.8 million replacement restricted share awards with different service and performance conditions. CCMH accounted for the exchange program as a modification of the existing awards under ASC 718 and will recognize incremental compensation expense of approximately $1.7 million over the service period of the new awards. In connection with the exchange program, CCMH granted an additional 1.5 million restricted stock awards pursuant to a tax assistance program offered to employees participating in the exchange. Of the total 1.5 million restricted stock awards granted, 0.9 million were repurchased by CCMH upon expiration of the exchange program while the remaining 0.6 million awards were forfeited. CCMH recognized $2.6 million of expense related to the awards granted in connection with the tax assistance program.

Included in corporate share-based compensation for the year ended December 31, 2011 is a $6.6 million reversal of expense related to the cancellation of a portion of an executive's stock options. Additionally, CCMH completed a voluntary stock option exchange program on March 21, 2011 and exchanged 2.5 million stock options granted under the Clear Channel 2008 Executive Incentive Plan for 1.3 million replacement stock options with a lower exercise price and different service and performance conditions. CCMH accounted for the exchange program as a modification of the existing awards under ASC 718 and will recognize incremental compensation expense of approximately $1.0 million over the service period of the new awards.

During the year ended December 31, 2010, CCMH recorded additional share-based compensation expense of $6.0 million in “Corporate expenses” related to shares tendered by Mark P. Mays to CCMH on August 23, 2010 for purchase at $36.00 per share pursuant to a put option included in his amended employment agreement.

Employee Stock and Savings Plans	12 Months Ended
Dec. 31, 2012
Employee Stock and Savings Plans [Abstract]
Employee Stock and Savings Plans [Text Block]

NOTE 11 – EMPLOYEE STOCK AND SAVINGS PLANS

Clear Channel has various 401(k) savings and other plans for the purpose of providing retirement benefits for substantially all employees. Under these plans, an employee can make pre-tax contributions and Clear Channel will match a portion of such an employee's contribution. Employees vest in these Clear Channel matching contributions based upon their years of service to Clear Channel. Contributions of $29.5 million, $27.8 million and $29.8 million to these plans for the years ended December 31, 2012, 2011 and 2010, respectively, were expensed.

Clear Channel offers a non-qualified deferred compensation plan for its highly compensated executives, under which such executives were able to make an annual election to defer up to 50% of their annual salary and up to 80% of their bonus before taxes. Clear Channel suspended all salary and bonus deferrals and company matching contributions to the deferred compensation plan on January 1, 2010. Clear Channel accounts for the plan in accordance with the provisions of ASC 710-10. Matching credits on amounts deferred may be made in Clear Channel's sole discretion and Clear Channel retains ownership of all assets until distributed. Participants in the plan have the opportunity to allocate their deferrals and any Clear Channel matching credits among different investment options, the performance of which is used to determine the amounts to be paid to participants under the plan. In accordance with the provisions of ASC 710-10, the assets and liabilities of the non-qualified deferred compensation plan are presented in “Other assets” and “Other long-term liabilities” in the accompanying consolidated balance sheets, respectively. The asset and liability under the deferred compensation plan at December 31, 2012 was approximately $10.6 million recorded in “Other assets” and $10.6 million recorded in “Other long-term liabilities”, respectively. The asset and liability under the deferred compensation plan at December 31, 2011 was approximately $10.5 million recorded in “Other assets” and $10.5 million recorded in “Other long-term liabilities”, respectively.

Other Information	12 Months Ended
Dec. 31, 2012
Other Information [Abstract]
Other Information [Text Block]

NOTE 12 — OTHER INFORMATION

The following table discloses the components of “Other income (expense)” for the years ended December 31, 2012, 2011 and 2010, respectively:

(In thousands)	Years Ended December 31,
	2012	2011	2010
Foreign exchange loss	$(3,018)	$(234)	$(12,783)
Other	3,268	(2,935)	(1,051)
Total other income (expense) — net	$250	$(3,169)	$(13,834)

The following table discloses the deferred income tax (asset) liability related to each component of other comprehensive income (loss) for the years ended December 31, 2012, 2011 and 2010, respectively:

(In thousands)	Years Ended December 31,
	2012	2011	2010
Foreign currency translation adjustments and other	$3,210	$(449)	$5,916
Unrealized holding gain on marketable securities	15,324	2,667	14,475
Unrealized holding gain on cash flow derivatives	30,074	20,157	9,067
Total increase in deferred tax liabilities	$48,608	$22,375	$29,458

The following table discloses the components of “Other current assets” as of December 31, 2012 and 2011, respectively:

(In thousands)	As of December 31,
	2012	2011
Inventory	$23,110	$21,157
Deferred tax asset	19,249	16,573
Deposits	10,277	15,167
Deferred loan costs	44,446	53,672
Other	70,126	89,582
Total other current assets	$167,208	$196,151

The following table discloses the components of “Other assets” as of December 31, 2012 and 2011, respectively:

(In thousands)	As of December 31,
	2012	2011
Investments in, and advances to, nonconsolidated affiliates	$370,912	$359,687
Other investments	119,196	77,766
Notes receivable	363	512
Prepaid expenses	32,382	600
Deferred loan costs	157,726	188,823
Deposits	18,420	17,790
Prepaid rent	71,942	79,244
Other	28,942	36,917
Non-qualified plan assets	10,593	10,539
Total other assets	$810,476	$771,878

The following table discloses the components of “Other current liabilities” as of December 31, 2012 and 2011, respectively:

(In thousands)	As of December 31,
	2012	2011
Interest rate swap - current portion	$76,939	$-
Redeemable noncontrolling interest	60,950	-
Total other current liabilities	$137,889	$-

The following table discloses the components of “Other long-term liabilities” as of December 31, 2012 and 2011, respectively:

(In thousands)	As of December 31,
	2012	2011
Unrecognized tax benefits	$158,321	$212,672
Asset retirement obligation	56,047	50,983
Non-qualified plan liabilities	10,593	10,539
Interest rate swap - long-term portion	-	159,124
Deferred income	12,121	15,246
Redeemable noncontrolling interest	-	57,855
Deferred rent	106,394	81,599
Employee related liabilities	24,265	40,145
Other	82,776	79,725
Total other long-term liabilities	$450,517	$707,888

The following table discloses the components of “Accumulated other comprehensive loss,” net of tax, as of December 31, 2012 and 2011, respectively:

(In thousands)	As of December 31,
	2012	2011
Cumulative currency translation adjustment	$(178,372)	$(212,761)
Cumulative unrealized gain (losses) on securities	66,982	41,302
Cumulative other adjustments	6,286	5,708
Cumulative unrealized gain (losses) on cash flow derivatives	(48,180)	(100,292)
Total accumulated other comprehensive loss	$(153,284)	$(266,043)

Segment Data	12 Months Ended
Dec. 31, 2012
Segment Data [Abstract]
Segment Data [Text Block]

NOTE 13 – SEGMENT DATA

The Company's reportable segments, which it believes best reflect how the Company is currently managed, are CCME, Americas outdoor and International outdoor. Revenue and expenses earned and charged between segments are recorded at estimated fair value and eliminated in consolidation. The CCME segment provides media and entertainment services via broadcast and digital delivery and also includes the Company's national syndication business. The Americas outdoor advertising segment consists of operations primarily in the United States and Canada. The International outdoor advertising segment primarily includes operations in Europe, Asia, Australia and Latin America. The Americas outdoor and International outdoor display inventory consists primarily of billboards, street furniture displays and transit displays. The Other category includes the Company's media representation business as well as other general support services and initiatives which are ancillary to the Company's other businesses. Corporate includes infrastructure and support, including information technology, human resources, legal, finance and administrative functions of each of the Company's reportable segments, as well as overall executive, administrative and support functions. Share-based payments are recorded by each segment in direct operating and selling, general and administrative expenses.

During the first quarter of 2012, the Company recast its segment reporting, as discussed in Note 1. The following table presents the Company's reportable segment results for the years ended December 31, 2012, 2011 and 2010.

(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Corporate and other reconciling items	Eliminations	Consolidated
Year Ended December 31, 2012
Revenue	$3,084,780	$1,279,257	$1,667,687	$281,879	$-	$(66,719)	$6,246,884
Direct operating expenses	873,165	586,666	1,024,596	25,088	-	(12,965)	2,496,550
Selling, general and administrative expenses	997,511	212,794	364,502	152,394	-	(53,754)	1,673,447
Depreciation and amortization	271,399	192,023	205,258	45,568	15,037	-	729,285
Impairment charges	-	-	-	-	37,651	-	37,651
Corporate expenses	-	-	-	-	288,028	-	288,028
Other operating income - net	-	-	-	-	48,127	-	48,127
Operating income (loss)	$942,705	$287,774	$73,331	$58,829	$(292,589)	$-	$1,070,050

Intersegment revenues	$-	$1,175	$80	$65,464	$-	$-	$66,719
Segment assets	$8,201,798	$3,835,235	$2,256,309	$815,435	$1,183,936	$-	$16,292,713
Capital expenditures	$65,821	$117,647	$150,129	$17,438	$39,245	$-	$390,280
Share-based compensation expense	$6,985	$5,875	$4,529	$-	$11,151	$-	$28,540
Year Ended December 31, 2011
Revenue	$2,986,828	$1,252,725	$1,751,149	$234,542	$-	$(63,892)	$6,161,352
Direct operating expenses	849,265	571,779	1,067,022	27,807	-	(11,837)	2,504,036
Selling, general and administrative expenses	980,960	201,124	339,748	147,481	-	(52,055)	1,617,258
Depreciation and amortization	268,245	211,056	219,908	49,827	14,270	-	763,306
Impairment charges	-	-	-	-	7,614		7,614
Corporate expenses	-	-	-	-	227,096	-	227,096
Other operating income - net	-	-	-	-	12,682	-	12,682
Operating income (loss)	$888,358	$268,766	$124,471	$9,427	$(236,298)	$-	$1,054,724

Intersegment revenues	$-	$4,141	$-	$59,751	$-	$-	$63,892
Segment assets	$8,364,246	$3,886,098	$2,166,173	$809,212	$1,316,310	$-	$16,542,039
Capital expenditures	$50,198	$122,505	$166,044	$5,737	$19,490	$-	$363,974
Share-based compensation expense	$4,606	$7,601	$3,165	$-	$5,295	$-	$20,667
Year Ended December 31, 2010
Revenue	$2,869,499	$1,216,930	$1,581,064	$261,461	$-	$(63,269)	$5,865,685
Direct operating expenses	808,867	560,378	999,594	27,953	-	(15,145)	2,381,647
Selling, general and administrative expenses	963,853	199,990	294,666	159,827	-	(48,124)	1,570,212
Depreciation and amortization	256,673	198,896	214,692	52,965	9,643	-	732,869
Impairment charges	-	-	-	-	15,364	-	15,364
Corporate expenses	-	-	-	-	284,042	-	284,042
Other operating expense - net	-	-	-	-	(16,710)	-	(16,710)
Operating income (loss)	$840,106	$257,666	$72,112	$20,716	$(325,759)	$-	$864,841

Intersegment revenues	$275	$4,173	$-	$58,821	$-	$-	$63,269
Segment assets	$8,411,953	$4,415,901	$2,222,121	$812,189	$1,598,218	$-	$17,460,382
Capital expenditures	$27,781	$92,235	$103,038	$7,682	$10,728	$-	$241,464
Share-based compensation expense	$7,152	$9,207	$2,746	$-	$15,141	$-	$34,246

Revenue of $1.7 billion, $1.8 billion and $1.7 billion derived from the Company's foreign operations are included in the data above for the years ended December 31, 2012, 2011 and 2010, respectively. Revenue of $4.5 billion, $4.3 billion and $4.2 billion derived from the Company's U.S. operations are included in the data above for the years ended December 31, 2012, 2011 and 2010, respectively.

Identifiable long-lived assets of $805.2 million, $797.7 million and $802.4 million derived from the Company's foreign operations are included in the data above for the years ended December 31, 2012, 2011 and 2010, respectively. Identifiable long-lived assets of $2.2 billion, $2.3 billion and $2.3 billion derived from the Company's U.S. operations are included in the data above for the years ended December 31, 2012, 2011 and 2010, respectively

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited) [Text Block]

NOTE 14 — QUARTERLY RESULTS OF OPERATIONS (Unaudited)

(In thousands, except per share data)

	Three Months Ended March 31,		Three Months Ended June 30,		Three Months Ended September 30,		Three Months Ended December 31,
	2012	2011	2012	2011	2012	2011	2012	2011
Revenue	$ 1,360,723	$ 1,320,826	$ 1,602,494	$ 1,604,386	$ 1,587,331	$ 1,583,352	$ 1,696,336	$ 1,652,788
Operating expenses:
Direct operating expenses	614,434	584,069	607,095	630,015	624,526	654,163	650,495	635,789
Selling, general and administrative expenses	423,628	372,710	398,123	420,436	419,855	402,160	431,841	421,952
Corporate expenses	69,198	52,347	71,158	56,486	70,811	54,247	76,861	64,016
Depreciation and amortization	175,366	183,711	181,839	189,641	182,350	197,532	189,730	192,422
Impairment charges	-	-	-	-	-	-	37,651	7,614
Other operating income (expense) - net	3,124	16,714	1,917	3,229	42,118	(6,490)	968	(771)
Operating income	81,221	144,703	346,196	311,037	331,907	268,760	310,726	330,224
Interest expense	374,016	369,666	385,867	358,950	388,210	369,233	400,930	368,397
Loss on marketable securities	-	-	-	-	-	-	(4,580)	(4,827)
Equity in earnings of nonconsolidated affiliates	3,555	2,975	4,696	5,271	3,663	5,210	6,643	13,502
Gain (loss) on extinguishment of debt	(15,167)	(5,721)	-	-	-	4,274	(239,556)	-
Other income (expense) - net	(1,106)	3,685	(1,397)	(4,517)	824	3,033	1,929	(5,370)
Loss before income taxes	(305,513)	(224,024)	(36,372)	(47,159)	(51,816)	(87,956)	(325,768)	(34,868)
Income tax benefit	157,398	92,661	8,663	9,184	13,232	20,665	128,986	3,468
Consolidated net loss	(148,115)	(131,363)	(27,709)	(37,975)	(38,584)	(67,291)	(196,782)	(31,400)
Less amount attributable to noncontrolling interest	(4,486)	469	11,316	15,204	11,977	6,765	(5,518)	11,627
Net loss attributable to the Company	$ (143,629)	$ (131,832)	$ (39,025)	$ (53,179)	$ (50,561)	$ (74,056)	$ (191,264)	$ (43,027)

Certain Relationships and Related Party Transactions	12 Months Ended
Dec. 31, 2012
Certain Relationships And Related Party Transactions [Abstract]
Certain Relationships And Related Party Transactions

NOTE 15 – CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS

Clear Channel is a party to a management agreement with certain affiliates of Bain Capital Partners, LLC and Thomas H. Lee Partners, L.P. (together, the “Sponsors”) and certain other parties pursuant to which such affiliates of the Sponsors will provide management and financial advisory services until 2018. These agreements require management fees to be paid to such affiliates of the Sponsors for such services at a rate not greater than $15.0 million per year, plus reimbursable expenses. For the years ended December 31, 2012, 2011 and 2010, the Company recognized management fees and reimbursable expenses of $15.9 million, $15.7 million and $17.1 million, respectively.

Stock Purchases

On August 9, 2010, Clear Channel announced that its board of directors approved a stock purchase program under which Clear Channel or its subsidiaries may purchase up to an aggregate of $100.0 million of the Class A common stock of CCMH and/or the Class A common stock of CCOH. The stock purchase program does not have a fixed expiration date and may be modified, suspended or terminated at any time at Clear Channel's discretion. During 2011, CC Finco purchased 1,553,971 shares of CCOH's Class A common stock through open market purchases for approximately $16.4 million. During 2012, CC Finco purchased 111,291 shares of CCMH's Class A common stock for $692,887.

Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2012
Guarantor Subsidiaries [Abstract]
Guarantor Subsidiaries [Text Block]

NOTE 16 – GUARANTOR SUBSIDIARIES

The Company and certain of Clear Channel's direct and indirect wholly-owned domestic subsidiaries (the “Guarantor Subsidiaries”) fully and unconditionally guaranteed on a joint and several basis certain of Clear Channel's outstanding indebtedness. The following consolidating schedules present financial information on a combined basis in conformity with the SEC's Regulation S-X Rule 3-10(d):

(In thousands)	December 31, 2012
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Cash and cash equivalents	$-	$11	$333,768	$891,231	$-	$1,225,010
Accounts receivable, net of allowance	-	-	678,448	745,551	-	1,423,999
Intercompany receivables (1)	37,822	3,995,170	166,019	-	(4,199,011)	-
Prepaid expenses	2,397	-	33,190	142,003	-	177,590
Other current assets	-	36,446	69,518	275,974	(214,730)	167,208
Total Current Assets	40,219	4,031,627	1,280,943	2,054,759	(4,413,741)	2,993,807
Property, plant and equipment, net	-	-	827,623	2,209,231	-	3,036,854
Indefinite-lived intangibles - licenses	-	-	2,423,979	-	-	2,423,979
Indefinite-lived intangibles - permits	-	-	-	1,070,720	-	1,070,720
Definite-lived intangibles, net	-	-	1,174,818	565,974	-	1,740,792
Goodwill	-	-	3,350,083	866,002	-	4,216,085
Intercompany notes receivable	-	962,000	-	-	(962,000)	-
Long-term intercompany receivable	-	-	-	729,157	(729,157)	-
Investment in subsidiaries	(8,574,081)	3,848,000	552,184	-	4,173,897	-
Other assets	-	115,188	333,607	842,377	(480,696)	810,476
Total Assets	$(8,533,862)	$8,956,815	$9,943,237	$8,338,220	$(2,411,697)	$16,292,713

Accounts payable	$-	$-	$37,436	$98,882	$-	$136,318
Accrued expenses	(1,732)	(103,240)	319,466	558,469	-	772,963
Accrued interest	-	210,874	-	(113)	(30,189)	180,572
Intercompany payable (1)	-	-	4,032,992	166,019	(4,199,011)	-
Current portion of long-term debt	-	372,321	-	9,407	-	381,728
Deferred income	-	-	62,901	109,771	-	172,672
Other current liabilities	-	76,939	-	60,950	-	137,889
Total Current Liabilities	(1,732)	556,894	4,452,795	1,003,385	(4,229,200)	1,782,142
Long-term debt	-	16,310,694	4,000	4,935,388	(884,713)	20,365,369
Long-term intercompany payable	-	729,157	-	-	(729,157)	-
Intercompany long-term debt	-	-	962,000	-	(962,000)	-
Deferred income taxes	(13,556)	(94,322)	1,089,659	705,935	2,160	1,689,876
Other long-term liabilities	-	28,473	182,142	239,902	-	450,517
Total member's interest (deficit)	(8,518,574)	(8,574,081)	3,252,641	1,453,610	4,391,213	(7,995,191)
Total Liabilities and Member's Equity	$(8,533,862)	$8,956,815	$9,943,237	$8,338,220	$(2,411,697)	$16,292,713

  The intercompany payable balance includes approximately $7.3 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.

(In thousands)	December 31, 2011
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Cash and cash equivalents	$-	$1	$461,572	$767,109	$-	$1,228,682
Accounts receivable, net of allowance	-	-	694,548	704,587	-	1,399,135
Intercompany receivables (1)	30,270	4,824,634	-	-	(4,854,904)	-
Prepaid expenses	2,251	-	25,944	133,122	-	161,317
Other current assets	-	46,018	81,620	144,573	(76,060)	196,151
Total Current Assets	32,521	4,870,653	1,263,684	1,749,391	(4,930,964)	2,985,285
Property, plant and equipment, net	-	-	815,245	2,248,082	-	3,063,327
Indefinite-lived intangibles - licenses	-	-	2,411,367	-	-	2,411,367
Indefinite-lived intangibles - permits	-	-	-	1,105,704	-	1,105,704
Other intangibles, net	-	-	1,389,935	627,825	-	2,017,760
Goodwill	-	-	3,325,771	860,947	-	4,186,718
Intercompany notes receivable	-	962,000	-	-	(962,000)	-
Long-term intercompany receivable	-	-	-	656,040	(656,040)	-
Investment in subsidiaries	(8,342,987)	5,234,229	2,844,451	-	264,307	-
Other assets	-	167,337	254,435	907,567	(557,461)	771,878
Total Assets	$(8,310,466)	$11,234,219	$12,304,888	$8,155,556	$(6,842,158)	$16,542,039

Accounts payable	$-	$-	$26,119	$95,456	$-	$121,575
Accrued expenses	(641)	(61,478)	266,249	531,022	-	735,152
Accrued interest	-	189,144	(1)	2,277	(31,059)	160,361
Intercompany payable (1)	-	-	4,743,944	110,960	(4,854,904)	-
Current portion of long-term debt	-	243,927	905	23,806	-	268,638
Deferred income	-	-	50,416	92,820	-	143,236
Total Current Liabilities	(641)	371,593	5,087,632	856,341	(4,885,963)	1,428,962
Long-term debt	-	18,305,183	3,321	2,522,103	(892,076)	19,938,531
Long-term intercompany payable	-	655,930	110	-	(656,040)	-
Intercompany long-term debt	-	-	962,000	-	(962,000)	-
Deferred income taxes	(13,845)	39,173	1,055,533	858,908	(1,170)	1,938,599
Other long-term liabilities	-	205,327	220,546	282,015	-	707,888
Total member's interest (deficit)	(8,295,980)	(8,342,987)	4,975,746	3,636,189	555,091	(7,471,941)
Total Liabilities and Member's Equity	$(8,310,466)	$11,234,219	$12,304,888	$8,155,556	$(6,842,158)	$16,542,039

  The intercompany payable balance includes approximately $7.3 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.

(In thousands)	Year Ended December 31, 2012
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,288,779	$2,974,108	$(16,003)	$6,246,884
Operating expenses:
Direct operating expenses	-	-	883,190	1,621,341	(7,981)	2,496,550
Selling, general and administrative expenses	-	-	1,090,006	591,463	(8,022)	1,673,447
Corporate expenses	10,829	-	171,771	105,428	-	288,028
Depreciation and amortization	-	-	328,633	400,652	-	729,285
Impairment charge	-	-	-	37,651	-	37,651
Other operating income (expense) – net	-	-	(2,825)	50,952	-	48,127
Operating income (loss)	(10,829)	-	812,354	268,525	-	1,070,050
Interest (income) expense – net	-	1,307,703	23,143	139,824	78,353	1,549,023
Loss on marketable securities	-	(1)	(2,001)	(2,578)	-	(4,580)
Equity in earnings (loss) of nonconsolidated affiliates	(329,817)	492,819	(174,774)	19,464	10,865	18,557
Loss on debt extinguishment	-	(33,652)	-	(221,071)	-	(254,723)
Other income (expense) – net	-	(1)	3,960	5,743	(9,452)	250
Income (loss) before income taxes	(340,646)	(848,538)	616,396	(69,741)	(76,940)	(719,469)
Income tax benefit (expense)	3,972	518,721	(246,380)	31,966	-	308,279
Consolidated net income (loss)	(336,674)	(329,817)	370,016	(37,775)	(76,940)	(411,190)
Less amount attributable to noncontrolling interest	-	-	(10,613)	23,902	-	13,289
Net income (loss) attributable to the Company	$(336,674)	$(329,817)	$380,629	$(61,677)	$(76,940)	$(424,479)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	(399)	40,641	-	40,242
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	25,676	(8,151)	5,578	23,103
Unrealized holding loss on cash flow derivatives	-	52,112	-	-	-	52,112
Reclassification adjustment	2	(2)	-	3,180	-	3,180
Equity in subsidiary comprehensive income (loss)	107,179	55,069	33,967	-	(196,215)	-
Comprehensive income (loss)	(229,493)	(222,638)	439,873	(26,007)	(267,577)	(305,842)
Less amount attributable to noncontrolling interest	-	-	4,175	1,703	-	5,878
Comprehensive income (loss) attributable to the Company	$(229,493)	$(222,638)	$435,698	$(27,710)	$(267,577)	$(311,720)

(In thousands)	Year Ended December 31, 2011
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,121,308	$3,059,676	$(19,632)	$6,161,352
Operating expenses:
Direct operating expenses	-	-	849,834	1,660,786	(6,584)	2,504,036
Selling, general and administrative expenses	-	-	1,062,726	567,580	(13,048)	1,617,258
Corporate expenses	10,878	-	125,964	90,254	-	227,096
Depreciation and amortization	-	-	327,240	436,066	-	763,306
Impairment charges	-	-	-	7,614	-	7,614
Other operating income – net	-	-	4,091	8,591	-	12,682
Operating income (loss)	(10,878)	-	759,635	305,967	-	1,054,724
Interest expense – net	13	1,360,995	2,370	27,321	75,547	1,466,246
Loss on marketable securities	-	-	-	(4,827)	-	(4,827)
Equity in earnings (loss) of nonconsolidated affiliates	(223,915)	629,915	54,407	26,987	(460,436)	26,958
Loss on debt extinguishment	-	(5,721)	(1)	-	4,275	(1,447)
Other income (expense) – net	(1)	1	590	(3,759)	-	(3,169)
Income (loss) before income taxes	(234,807)	(736,800)	812,261	297,047	(531,708)	(394,007)
Income tax benefit (expense)	3,985	512,885	(274,930)	(115,962)	-	125,978
Consolidated net income (loss)	(230,822)	(223,915)	537,331	181,085	(531,708)	(268,029)
Less amount attributable to noncontrolling interest	-	-	13,792	20,273	-	34,065
Net income (loss) attributable to the Company	$(230,822)	$(223,915)	$523,539	$160,812	$(531,708)	$(302,094)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	1,267	(30,914)	-	(29,647)
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	4,610	(2,874)	(1,960)	(224)
Unrealized holding loss on cash flow derivatives	-	33,775	-	-	-	33,775
Reclassification adjustment	-	-	-	3,787	-	3,787
Equity in subsidiary comprehensive income (loss)	5,518	(28,257)	(38,702)	-	61,441	-
Comprehensive income (loss)	(225,304)	(218,397)	490,714	130,811	(472,227)	(294,403)
Less amount attributable to noncontrolling interest	-	-	(4,594)	8,918	-	4,324
Comprehensive income (loss) attributable to the Company	$(225,304)	$(218,397)	$495,308	$121,893	$(472,227)	$(298,727)

(In thousands)	Year Ended December 31, 2010
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,044,866	$2,824,400	$(3,581)	$5,865,685
Operating expenses:
Direct operating expenses	-	-	818,001	1,564,515	(869)	2,381,647
Selling, general and administrative expenses	-	-	1,060,262	512,662	(2,712)	1,570,212
Corporate expenses	12,274	28	164,144	107,596	-	284,042
Depreciation and amortization	-	-	317,761	415,108	-	732,869
Impairment charges	-	-	3,871	11,493	-	15,364
Other operating income – net	-	-	7,043	(23,753)	-	(16,710)
Operating income (loss)	(12,274)	(28)	687,870	189,273	-	864,841
Interest expense – net	17	1,415,932	379	40,198	76,815	1,533,341
Loss on marketable securities	-	-	-	(6,490)	-	(6,490)
Equity in earnings (loss) of nonconsolidated affiliates	(454,779)	428,976	(80,040)	5,749	105,796	5,702
Loss on debt extinguishment	-	-	-	-	60,289	60,289
Other income (expense) – net	(1)	(1)	(2,496)	(11,336)	-	(13,834)
Income (loss) before income taxes	(467,071)	(986,985)	604,955	136,998	89,270	(622,833)
Income tax benefit (expense)	4,508	532,206	(283,171)	(93,563)	-	159,980
Consolidated net income (loss)	(462,563)	(454,779)	321,784	43,435	89,270	(462,853)
Less amount attributable to noncontrolling interest	-	-	5,130	11,106	-	16,236
Net income (loss) attributable to the Company	$(462,563)	$(454,779)	$316,654	$32,329	$89,270	$(479,089)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	(903)	27,204	-	26,301
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	24,996	(7,809)	-	17,187
Unrealized holding loss on cash flow derivatives	-	15,112	-	-	-	15,112
Reclassification adjustment	-	-	-	14,750	-	14,750
Equity in subsidiary comprehensive income (loss)	64,493	49,381	26,528	-	(140,402)	-
Comprehensive income (loss)	(398,070)	(390,286)	367,275	66,474	(51,132)	(405,739)
Less amount attributable to noncontrolling interest	-	-	1,240	7,617	-	8,857
Comprehensive income (loss) attributable to the Company	$(398,070)	$(390,286)	$366,035	$58,857	$(51,132)	$(414,596)

(In thousands)	Year Ended December 31, 2012
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(336,674)	$(329,817)	$370,016	$(37,775)	$(76,940)	$(411,190)
Reconciling items:
Impairment charges	-	-	-	37,651	-	37,651
Depreciation and amortization	-	-	328,633	400,652	-	729,285
Deferred taxes	289	(164,738)	20,143	(160,305)	-	(304,611)
Provision for doubtful accounts	-	-	4,459	7,256	-	11,715
Amortization of deferred financing charges and note discounts, net	-	196,549	(7,534)	(103,271)	78,353	164,097
Share-based compensation	-	-	17,951	10,589	-	28,540
Gain (loss) on disposal of operating assets	-	-	2,825	(50,952)	-	(48,127)
Loss on marketable securities	-	1	2,001	2,578	-	4,580
Equity in (earnings) loss of nonconsolidated affiliates	329,817	(492,819)	174,774	(19,464)	(10,865)	(18,557)
Loss on extinguishment of debt	-	33,652	-	221,071	-	254,723
Other reconciling items – net	-	-	(7,623)	25,423	-	17,800
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	12,256	(46,494)	-	(34,238)
Increase in accrued expenses	-	-	9,432	25,442	-	34,874
Increase (decrease) in accounts payable and other liabilities	-	(17,783)	(25,854)	24,589	-	(19,048)
Increase (decrease) in accrued interest	-	21,731	-	(2,377)	869	20,223
Increase in deferred income	-	-	9,521	23,961	-	33,482
Changes in other operating assets and liabilities	(1,237)	(41,762)	20,915	10,452	(869)	(12,501)
Net cash provided by (used for) operating activities	(7,805)	(794,986)	931,915	369,026	(9,452)	488,698
Cash flows from investing activities:
Proceeds from maturity of Clear Channel notes	-	-	-	50,149	(50,149)	-
Purchases of businesses	-	-	(45,395)	(4,721)	-	(50,116)
Purchases of property, plant and equipment	-	-	(114,023)	(276,257)	-	(390,280)
Proceeds from disposal of assets	-	-	3,223	56,442	-	59,665
Purchases of other operating assets	-	-	(9,107)	(5,719)	-	(14,826)
Change in other – net	-	1,925,661	1,918,909	(4,857)	(3,841,177)	(1,464)
Net cash provided by (used for) investing activities	-	1,925,661	1,753,607	(184,963)	(3,891,326)	(397,021)
Cash flows from financing activities:
Draws on credit facilities	-	602,500	-	2,063	-	604,563
Payments on credit facilities	-	(1,928,051)	-	(3,368)	-	(1,931,419)
Intercompany funding	10,401	903,857	(896,192)	(18,066)	-	-
Proceeds from long-term debt	-	-	-	4,917,643	-	4,917,643
Payments on long-term debt	-	(695,342)	(927)	(2,700,786)	50,149	(3,346,906)
Dividends paid	-	-	(1,916,207)	(2,179,849)	3,851,322	(244,734)
Deferred financing charges	-	(13,629)	-	(69,988)	-	(83,617)
Change in other – net	(2,596)	-	-	(7,590)	(693)	(10,879)
Net cash provided by (used for) financing activities	7,805	(1,130,665)	(2,813,326)	(59,941)	3,900,778	(95,349)
Net increase (decrease) in cash and cash equivalents	-	10	(127,804)	124,122	-	(3,672)
Cash and cash equivalents at beginning of period	-	1	461,572	767,109	-	1,228,682
Cash and cash equivalents at end of period	$-	$11	$333,768	$891,231	$-	$1,225,010

(In thousands)	Year Ended December 31, 2011
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(230,822)	$(223,915)	$537,331	$181,085	$(531,708)	$(268,029)
Reconciling items:
Impairment charges	-	-	-	7,614	-	7,614
Depreciation and amortization	-	-	327,240	436,066	-	763,306
Deferred taxes	(1,180)	(249,392)	109,795	(3,167)	-	(143,944)
Provision for doubtful accounts	-	-	7,604	6,119	-	13,723
Amortization of deferred financing charges and note discounts, net	-	222,908	(6,144)	(104,277)	75,547	188,034
Share-based compensation	-	-	9,754	10,913	-	20,667
Gain on disposal of operating assets	-	-	(4,091)	(8,591)	-	(12,682)
Loss on marketable securities	-	-	-	4,827	-	4,827
Equity in (earnings) loss of nonconsolidated affiliates	223,915	(629,915)	(54,407)	(26,987)	460,436	(26,958)
Loss on extinguishment of debt	-	5,721	1	-	(4,275)	1,447
Other reconciling items – net	-	-	1,083	15,037	-	16,120
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	(13,090)	5,255	-	(7,835)
Decrease in accrued expenses	-	(4,341)	(93,854)	(29,047)	-	(127,242)
Increase (decrease) in accounts payable and other liabilities	-	-	(52,995)	37,864	-	(15,131)
Increase in accrued interest	-	16,866	20,813	1,127	364	39,170
Decrease in deferred income	-	-	(427)	(10,349)	-	(10,776)
Changes in other operating assets and liabilities	(125)	26,946	(78,254)	(16,556)	(364)	(68,353)
Net cash provided by (used for) operating activities	(8,212)	(835,122)	710,359	506,933	-	373,958
Cash flows from investing activities:
Proceeds from maturity of Clear Channel notes	-	-	-	167,022	(167,022)	-
Proceeds from sale of other investments	-	-	(700)	7,594	-	6,894
Purchases of businesses	-	-	(207)	(46,149)	-	(46,356)
Purchases of property, plant and equipment	-	-	(69,650)	(292,631)	-	(362,281)
Proceeds from disposal of assets	-	-	41,387	12,883	-	54,270
Purchases of other operating assets	-	-	(6,201)	(14,794)	-	(20,995)
Investment in Clear Channel notes	-	-	-	(55,250)	55,250	-
Change in other – net	-	-	69	(16,761)	17,074	382
Net cash provided by (used for) investing activities	-	-	(35,302)	(238,086)	(94,698)	(368,086)
Cash flows from financing activities:
Draws on credit facilities	-	55,000	-	-	-	55,000
Payments on credit facilities	-	(956,181)	-	(4,151)	-	(960,332)
Intercompany funding	8,518	1,486,401	(1,414,366)	(80,553)	-	-
Proceeds from long-term debt	-	1,724,650	1,604	5,012	-	1,731,266
Payments on long-term debt	-	(1,428,051)	(22,155)	(115,115)	167,022	(1,398,299)
Repurchase of long-term debt	-	-	-	-	(55,250)	(55,250)
Deferred financing charges	-	(46,697)	38	-	-	(46,659)
Change in other – net	(306)	-	1,032	(7,494)	(17,074)	(23,842)
Net cash provided by (used for) financing activities	8,212	835,122	(1,433,847)	(202,301)	94,698	(698,116)
Net increase (decrease) in cash and cash equivalents	-	-	(758,790)	66,546	-	(692,244)
Cash and cash equivalents at beginning of period	-	1	1,220,362	700,563	-	1,920,926
Cash and cash equivalents at end of period	$-	$1	$461,572	$767,109	$-	$1,228,682

(In thousands)	Year Ended December 31, 2010
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(462,563)	$(454,779)	$321,784	$43,435	$89,270	$(462,853)
Reconciling items:
Impairment charges	-	-	3,871	11,493	-	15,364
Depreciation and amortization	-	-	317,761	415,108	-	732,869
Deferred taxes	(1,445)	(250,630)	56,272	(15,377)	-	(211,180)
Provision for doubtful accounts	-	-	14,312	8,806	-	23,118
Amortization of deferred financing charges and note discounts, net	-	251,590	(3,908)	(109,547)	76,815	214,950
Share-based compensation	-	-	22,200	12,046	-	34,246
(Gain) loss on sale of operating assets	-	-	(7,043)	23,753	-	16,710
Loss on marketable securities	-	-	-	6,490	-	6,490
Equity in (earnings) loss of nonconsolidated affiliates	454,779	(428,976)	80,040	(5,749)	(105,796)	(5,702)
Loss on extinguishment of debt	-	-	-	-	(60,289)	(60,289)
Other reconciling items - net	-	-	(149)	26,239	-	26,090
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Increase in accounts receivable	-	-	(73,082)	(46,778)	-	(119,860)
(Increase) decrease in Federal income taxes receivable	4,187	382,024	(304,098)	50,196	-	132,309
Increase in accrued expenses	-	-	71,525	45,907	-	117,432
Increase (decrease) in accounts payable and other liabilities	-	-	(11,740)	4,816	-	(6,924)
Increase (decrease) in accrued interest	-	131,055	-	243	(44,245)	87,053
Increase (decrease) in deferred income	-	-	8,024	(7,228)	-	796
Changes in other operating assets and liabilities	(547)	(79,835)	34,229	43,662	44,245	41,754
Net cash provided by (used for) operating activities	(5,589)	(449,551)	529,998	507,515	-	582,373
Cash flows from investing activities:
Investment in Clear Channel notes	-	-	(125,000)	-	125,000	-
Proceeds from maturity of Clear Channel notes	-	-	-	10,025	(10,025)	-
Proceeds from other investments	-	-	-	18,700	(17,500)	1,200
Purchases of property, plant and equipment	-	-	(45,868)	(195,596)	-	(241,464)
Proceeds from disposal of assets	-	-	20,884	7,753	-	28,637
Purchases of other operating assets	-	-	(14,269)	(1,841)	-	(16,110)
Change in other – net	-	-	35,325	(12,335)	(35,450)	(12,460)
Net cash provided by (used for) investing activities	-	-	(128,928)	(173,294)	62,025	(240,197)
Cash flows from financing activities:
Draws on credit facilities	-	194,000	-	4,670	-	198,670
Payments on credit facilities	-	(105,500)	-	(47,095)	-	(152,595)
Intercompany funding	2,975	605,939	(439,697)	(169,217)	-	-
Proceeds from long-term debt	-	138,795	-	6,844	-	145,639
Payments on long-term debt	-	(383,682)	(4)	(13,211)	27,525	(369,372)
Repurchases of long-term debt	-	-	-	-	(125,000)	(125,000)
Change in other - net	2,614	-	-	(40,650)	35,450	(2,586)
Net cash provided by (used for) financing activities	5,589	449,552	(439,701)	(258,659)	(62,025)	(305,244)
Net increase (decrease) in cash and cash equivalents	-	1	(38,631)	75,562	-	36,932
Cash and cash equivalents at beginning of period	-	-	1,258,993	625,001	-	1,883,994
Cash and cash equivalents at end of period	$-	$1	$1,220,362	$700,563	$-	$1,920,926

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Nature of Business [Policy Text Block]

Nature of Business

The Company is a limited liability company organized under Delaware law, with all of its interests being held by Clear Channel Capital II, LLC, a direct, wholly owned subsidiary of CC Media Holdings, Inc. (“CCMH”). CCMH was formed in May 2007 by private equity funds sponsored by Bain Capital Partners, LLC and Thomas H. Lee Partners, L.P. (together, the “Sponsors”) for the purpose of acquiring the business of Clear Channel. The acquisition was completed on July 30, 2008 pursuant to the Agreement and Plan of Merger, dated November 16, 2006, as amended on April 18, 2007, May 17, 2007 and May 13, 2008 (the “Merger Agreement”).

Clear Channel is a wholly-owned subsidiary of the Company. Upon the consummation of the merger, CCMH became a public company and Clear Channel was no longer a public company. Prior to the acquisition, the Company had not conducted any activities, other than activities incident to its formation and in connection with the acquisition, and did not have any assets or liabilities, other than as related to the acquisition. Subsequent to the acquisition, Clear Channel became a direct, wholly-owned subsidiary of the Company and the business of the Company became that of Clear Channel and its subsidiaries. As a result, all of the operations of the Company are conducted by Clear Channel.

The Company's reportable operating segments are Media and Entertainment (“CCME”), Americas outdoor advertising (“Americas outdoor”), and International outdoor advertising (“International outdoor”). The CCME segment provides media and entertainment services via broadcast and digital delivery. The Americas outdoor and International outdoor segments provide outdoor advertising services in their respective geographic regions using various digital and traditional display types. Included in the “Other” segment are the Company's media representation business, Katz Media Group, as well as other general support services and initiatives, which are ancillary to its other businesses.

During the first quarter of 2012, and in connection with the appointment of the new chief executive officer of the Company's indirect subsidiary, Clear Channel Outdoor Holdings, Inc. (“CCOH”), the Company reevaluated its segment reporting and determined that its Latin American operations were more appropriately aligned with the operations of its International outdoor advertising segment. As a result, the operations of Latin America are no longer reflected within the Company's Americas outdoor advertising segment and are currently included in the results of its International outdoor advertising segment. Accordingly, the Company has recast the corresponding segment disclosures for prior periods.

Use of Estimates [Policy Text Block]

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates, judgments, and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes including, but not limited to, legal, tax and insurance accruals. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could differ from those estimates.

Principles of Consolidation [Policy Text Block]

Principles of Consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries. Also included in the consolidated financial statements are entities for which the Company has a controlling financial interest or is the primary beneficiary. Investments in companies in which the Company owns 20 percent to 50 percent of the voting common stock or otherwise exercises significant influence over operating and financial policies of the Company are accounted for using the equity method of accounting. All significant intercompany accounts have been eliminated in consolidation.

Certain prior period amounts have been reclassified to conform to the 2012 presentation.

The Company owns certain radio stations which, under current Federal Communications Commission (“FCC”) rules, are not permitted or transferable. These radio stations were placed in a trust in order to comply with FCC rules at the time of the closing of the merger that resulted in the Company's acquisition of Clear Channel.  The Company is the beneficial owner of the trust, but the radio stations are managed by an independent trustee.  The Company will have to divest all of these radio stations unless any stations may be owned by the Company under then-current FCC rules, in which case the trust will be terminated with respect to such stations. The trust agreement stipulates that the Company must fund any operating shortfalls of the trust activities, and any excess cash flow generated by the trust is distributed to the Company. The Company is also the beneficiary of proceeds from the sale of stations held in the trust. The Company consolidates the trust in accordance with ASC 810-10, which requires an enterprise involved with variable interest entities to perform an analysis to determine whether the enterprise's variable interest or interests give it a controlling financial interest in the variable interest entity, as the trust was determined to be a variable interest entity and the Company is its primary beneficiary.

Cash and Cash Equivalents [Policy Text Block]	Cash and Cash Equivalents Cash and cash equivalents include all highly liquid investments with an original maturity of three months or less.
Allowance for Doubtful Accounts [Policy Text Block]	Allowance for Doubtful Accounts The Company evaluates the collectability of its accounts receivable based on a combination of factors. In circumstances where it is aware of a specific customer’s inability to meet its financial obligations, it records a specific reserve to reduce the amounts recorded to what it believes will be collected. For all other customers, it recognizes reserves for bad debt based on historical experience of bad debts as a percent of revenue for each business unit, adjusted for relative improvements or deteriorations in the agings and changes in current economic conditions. The Company believes its concentration of credit risk is limited due to the large number and the geographic diversification of its customers.
Purchase Accounting [Policy Text Block]

Purchase Accounting

The Company accounts for its business combinations under the acquisition method of accounting. The total cost of an acquisition is allocated to the underlying identifiable net assets, based on their respective estimated fair values. The excess of the purchase price over the estimated fair values of the net assets acquired is recorded as goodwill. Determining the fair value of assets acquired and liabilities assumed requires management's judgment and often involves the use of significant estimates and assumptions, including assumptions with respect to future cash inflows and outflows, discount rates, asset lives and market multiples, among other items. Various acquisition agreements may include contingent purchase consideration based on performance requirements of the investee. The Company accounts for these payments in conformity with the provisions of ASC 805-20-30, which establish the requirements related to recognition of certain assets and liabilities arising from contingencies.

Property, Plant and Equipment [Policy Text Block]

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation is computed using the straight-line method at rates that, in the opinion of management, are adequate to allocate the cost of such assets over their estimated useful lives, which are as follows:

       Buildings and improvements – 10 to 39 years

       Structures – 5 to 15 years

       Towers, transmitters and studio equipment – 7 to 20 years

       Furniture and other equipment – 3 to 20 years

       Leasehold improvements – shorter of economic life or lease term assuming renewal periods, if appropriate

For assets associated with a lease or contract, the assets are depreciated at the shorter of the economic life or the lease or contract term, assuming renewal periods, if appropriate. Expenditures for maintenance and repairs are charged to operations as incurred, whereas expenditures for renewal and betterments are capitalized.

The Company tests for possible impairment of property, plant, and equipment whenever events and circumstances indicate that depreciable assets might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amounts of those assets. When specific assets are determined to be unrecoverable, the cost basis of the asset is reduced to reflect the current fair market value.

Land Leases and Other Structure Licenses [Policy Text Block]

Land Leases and Other Structure Licenses

Most of the Company's outdoor advertising structures are located on leased land. Americas outdoor land leases are typically paid in advance for periods ranging from one to 12 months. International outdoor land leases are paid both in advance and in arrears, for periods ranging from one to 12 months. Most international street furniture display faces are operated through contracts with municipalities for up to 20 years. The leased land and street furniture contracts often include a percent of revenue to be paid along with a base rent payment. Prepaid land leases are recorded as an asset and expensed ratably over the related rental term and license and rent payments in arrears are recorded as an accrued liability.

Intangible Assets and Goodwill [Policy Text Block]

Intangible Assets

The Company's indefinite-lived intangible assets include FCC broadcast licenses in its CCME segment and billboard permits in its Americas outdoor advertising segment. The Company's indefinite-lived intangible assets are not subject to amortization, but are tested for impairment at least annually. The Company tests for possible impairment of indefinite-lived intangible assets whenever events or changes in circumstances, such as a significant reduction in operating cash flow or a dramatic change in the manner for which the asset is intended to be used indicate that the carrying amount of the asset may not be recoverable.

The Company performs its annual impairment test for its FCC licenses and permits using a direct valuation technique as prescribed in ASC 805-20-S99. The Company engages Mesirow Financial Consulting LLC (“Mesirow Financial”), a third party valuation firm, to assist the Company in the development of these assumptions and the Company's determination of the fair value of its FCC licenses and permits.

Other intangible assets include definite-lived intangible assets and permanent easements. The Company's definite-lived intangible assets include primarily transit and street furniture contracts, talent and representation contracts, customer and advertiser relationships, and site-leases, all of which are amortized over the respective lives of the agreements, or over the period of time the assets are expected to contribute directly or indirectly to the Company's future cash flows. The Company periodically reviews the appropriateness of the amortization periods related to its definite-lived intangible assets. These assets are recorded at cost. Permanent easements are indefinite-lived intangible assets which include certain rights to use real property not owned by the Company.

The Company tests for possible impairment of other intangible assets whenever events and circumstances indicate that they might be impaired and the undiscounted cash flows estimated to be generated by those assets are less than the carrying amounts of those assets. When specific assets are determined to be unrecoverable, the cost basis of the asset is reduced to reflect the current fair market value.

Goodwill

At least annually, the Company performs its impairment test for each reporting unit's goodwill. In 2012, the Company used a discounted cash flow model to determine if the carrying value of the reporting unit, including goodwill, is less than the fair value of the reporting unit. The Company identified its reporting units in accordance with ASC 350-20-55. The U.S. radio markets are aggregated into a single reporting unit and the Company's U.S. outdoor advertising markets are aggregated into a single reporting unit for purposes of the goodwill impairment test. The Company also determined that within its Americas outdoor segment, Canada constitutes a separate reporting unit and each country in its International outdoor segment constitutes a separate reporting unit. The Company had no impairment of goodwill for 2012.

In 2011, the Company utilized the option to assess qualitative factors under ASC 350-20-35 to determine whether it was more likely than not that the fair value of its reporting units was less than their carrying amounts, including goodwill. If, after the qualitative approach, further testing is required, the Company used a discounted cash flow model to determine if the carrying value of the reporting unit, including goodwill, was less than the fair value of the reporting unit. The Company recognized a non-cash impairment charge of $1.1 million to reduce goodwill in one country within its International outdoor segment for 2011. The Company performed its annual goodwill impairment test during 2010, and recognized a non-cash impairment charge of $2.1 million related to a specific reporting unit in its International outdoor segment. See Note 2 for further discussion.

Nonconsolidated Affiliates [Policy Text Block]

Nonconsolidated Affiliates

In general, investments in which the Company owns 20 percent to 50 percent of the common stock or otherwise exercises significant influence over the investee are accounted for under the equity method. The Company does not recognize gains or losses upon the issuance of securities by any of its equity method investees. The Company reviews the value of equity method investments and records impairment charges in the statement of operations as a component of “Equity in earnings (loss) of nonconsolidated affiliates” for any decline in value that is determined to be other-than-temporary.

For 2010, the Company recorded non-cash impairment charges of $8.3 million related to certain equity investments in its International outdoor segment.

Other Investments [Policy Text Block]

Other Investments

Other investments are composed primarily of equity securities. These securities are classified as available-for-sale or trading and are carried at fair value based on quoted market prices. Securities are carried at historical value when quoted market prices are unavailable. The net unrealized gains or losses on the available-for-sale securities, net of tax, are reported in accumulated other comprehensive loss as a component of member's deficit. In addition, the Company holds investments that do not have quoted market prices. The Company periodically assesses the value of available-for-sale and non-marketable securities and records impairment charges in the statement of comprehensive loss for any decline in value that is determined to be other-than-temporary. The average cost method is used to compute the realized gains and losses on sales of equity securities.

The Company periodically assesses the value of its available-for-sale securities. Based on these assessments, the Company concluded that other-than-temporary impairments existed at December 31, 2012, 2011 and 2010 and recorded non-cash impairment charges of $4.6 million, $4.8 million and $6.5 million, respectively, during each of these years. Such charges are recorded on the statement of operations in “Loss on marketable securities”.

Derivative Instruments and Hedging Activities [Policy Text Block]

Derivative Instruments and Hedging Activities

The provisions of ASC 815-10 require the Company to recognize its interest rate swap agreement as either an asset or liability in the consolidated balance sheet at fair value. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship, and further, on the type of hedging relationship. The interest rate swap is designated and qualifies as a hedging instrument, and is characterized as a cash flow hedge. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objectives and strategies for undertaking various hedge transactions. The Company formally assesses, both at inception and at least quarterly thereafter, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in either the fair value or cash flows of the hedged item. If a derivative ceases to be a highly effective hedge, the Company discontinues hedge accounting.

Financial Instruments [Policy Text Block]

Financial Instruments

Due to their short maturity, the carrying amounts of accounts and notes receivable, accounts payable, accrued liabilities, and short-term borrowings approximated their fair values at December 31, 2012 and 2011.

Income Taxes [Policy Text Block]

Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting bases and tax bases of assets and liabilities and are measured using the enacted tax rates expected to apply to taxable income in the periods in which the deferred tax asset or liability is expected to be realized or settled. Deferred tax assets are reduced by valuation allowances if the Company believes it is more likely than not that some portion or the entire asset will not be realized. As all earnings from the Company's foreign operations are permanently reinvested and not distributed, the Company's income tax provision does not include additional U.S. taxes on foreign operations. It is not practical to determine the amount of Federal income taxes, if any, that might become due in the event that the earnings were distributed.

Revenue Recognition [Policy Text Block]

Revenue Recognition

CCME revenue is recognized as advertisements or programs are broadcast and is generally billed monthly. Outdoor advertising contracts typically cover periods of a few weeks up to one year and are generally billed monthly. Revenue for outdoor advertising space rental is recognized ratably over the term of the contract. Advertising revenue is reported net of agency commissions. Agency commissions are calculated based on a stated percentage applied to gross billing revenue for the Company's media and entertainment and outdoor operations. Payments received in advance of being earned are recorded as deferred income. Revenue arrangements typically contain multiple products and services and revenues are allocated based on the relative fair value of each delivered item and recognized in accordance with the applicable revenue recognition criteria for the specific unit of accounting.

Barter transactions represent the exchange of advertising spots or display space for merchandise or services. These transactions are recorded at the estimated fair market value of the advertising spots or display space or the fair value of the merchandise or services received, whichever is most readily determinable. Revenue is recognized on barter and trade transactions when the advertisements are broadcasted or displayed. Expenses are recorded ratably over a period that estimates when the merchandise or service received is utilized, or when the event occurs. Barter and trade revenues and expenses from continuing operations are included in consolidated revenue and selling, general and administrative expenses, respectively. Barter and trade revenues and expenses from continuing operations were as follows:

(In millions)	Years Ended December 31,
	2012	2011	2010
Barter and trade revenues	$56.5	$61.2	$67.0
Barter and trade expenses	58.8	63.4	66.4

Advertising Expense [Policy Text Block]

Advertising Expense

The Company records advertising expense as it is incurred. Advertising expenses were $113.4 million, $92.2 million and $82.0 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Share-Based Compensation [Policy Text Block]

Share-Based Compensation

Under the fair value recognition provisions of ASC 718-10, share-based compensation cost is measured at the grant date based on the fair value of the award. For awards that vest based on service conditions, this cost is recognized as expense on a straight-line basis over the vesting period. For awards that will vest based on market or performance conditions, this cost will be recognized when it becomes probable that the performance conditions will be satisfied. Determining the fair value of share-based awards at the grant date requires assumptions and judgments about expected volatility and forfeiture rates, among other factors.

The Company does not have any equity incentive plans under which it grants stock awards to employees. Employees of subsidiaries of the Company receive equity awards from CCMH's equity incentive plan or CCOH's equity incentive plan. Prior to the merger, Clear Channel granted equity awards to its employees under its own equity incentive plans.

Foreign Currency [Policy Text Block]

Foreign Currency

Results of operations for foreign subsidiaries and foreign equity investees are translated into U.S. dollars using the average exchange rates during the year. The assets and liabilities of those subsidiaries and investees are translated into U.S. dollars using the exchange rates at the balance sheet date. The related translation adjustments are recorded in a separate component of shareholders' equity, “Accumulated other comprehensive income (loss)”. Foreign currency transaction gains and losses are included in operations.

New Accounting Pronouncements [Policy Text Block]

New Accounting Pronouncements

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted. The Company early adopted the provisions of this ASU as of October 1, 2011 with no material impact to its financial position or results of operations.  However, for its annual impairment test as of October 1, 2012, the Company elected to perform a quantitative assessment and applied the two-step impairment test.

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (ASC 210). Under the ASU, new disclosures will be required for recognized financial instruments and derivative instruments that are either offset on the balance sheet in accordance with the offsetting guidance in ASC 210-20-45 or ASC 815-10-45, or are subject to an enforceable master netting arrangement or similar agreement, regardless of whether they are offset in accordance with the offsetting guidance. The disclosure requirements will be effective for periods beginning on or after January 1, 2013, and are to be applied retrospectively. The Company does not expect the provisions of ASU 2011-11 to have a material effect on its financial position or results of operations.

In July 2012, the FASB issued ASU No. 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The ASU gives entities the option to first perform a qualitative assessment to determine whether the existence of events and circumstances indicate that it is more likely than not (a likelihood of more than 50%) that an indefinite-lived intangible asset is impaired. If an entity determines that it is more likely than not that the fair value of such an asset exceeds its carrying amount, it would not need to calculate the fair value of the asset in that year. However, if an entity concludes otherwise, it must calculate the fair value of the asset, compare that value with its carrying amount and record an impairment charge, if any. The guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. The Company did not early adopt the provisions of this ASU during 2012 in connection with its annual impairment test for indefinite-lived intangibles. The Company does not expect the provisions of ASU 2012-02 to have a material effect on its financial position or results of operations.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Barter and Trade Revenues and Expenses [Table Text Block]
(In millions)	Years Ended December 31,
	2012	2011	2010
Barter and trade revenues	$56.5	$61.2	$67.0
Barter and trade expenses	58.8	63.4	66.4

Property, Plant And Equipment, Intangible Assets And Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Intangible Assets And Goodwill [Abstract]
Schedule of Property, Plant and Equipment [Table Text Block]
(In thousands)	December 31,	December 31,
	2012	2011
Land, buildings and improvements	$685,431	$657,346
Structures	2,949,458	2,783,434
Towers, transmitters and studio equipment	427,679	400,832
Furniture and other equipment	431,757	365,137
Construction in progress	105,394	68,658
	4,599,719	4,275,407
Less: accumulated depreciation	1,562,865	1,212,080
Property, plant and equipment, net	$3,036,854	$3,063,327

Schedule of Definite-Lived Intangible Assets [Table Text Block]
(In thousands)	December 31, 2012		December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Transit, street furniture and other outdoor contractual rights	$785,303	$(403,955)	$773,238	$(329,563)
Customer / advertiser relationships	1,210,245	(526,197)	1,210,269	(409,794)
Talent contracts	344,255	(177,527)	347,489	(139,154)
Representation contracts	243,970	(171,069)	237,451	(137,058)
Permanent easements	173,374	-	171,918	-
Other	387,973	(125,580)	389,060	(96,096)
Total	$3,145,120	$(1,404,328)	$3,129,425	$(1,111,665)

Schedule of Future Amortization Expenses [Table Text Block]
(In thousands)
2013	$283,942
2014	264,221
2015	239,211
2016	223,293
2017	196,681

Schedule of Changes in Carrying Amount of Goodwill [Table Text Block]
(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Consolidated
Balance as of December 31, 2010	$3,140,198	$571,932	$290,310	$116,886	$4,119,326
Impairment	-	-	(1,146)	-	(1,146)
Acquisitions	82,844	-	2,995	212	86,051
Dispositions	(10,542)	-	-	-	(10,542)
Foreign currency	-	-	(6,898)	-	(6,898)
Other	(73)	-	-	-	(73)
Balance as of December 31, 2011	$3,212,427	$571,932	$285,261	$117,098	$4,186,718
Acquisitions	24,842	-	-	51	24,893
Dispositions	(489)	-	(2,729)	-	(3,218)
Foreign currency	-	-	7,784	-	7,784
Other	(92)	-	-	-	(92)
Balance as of December 31, 2012	$3,236,688	$571,932	$290,316	$117,149	$4,216,085

Investments (Tables)	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Schedule of Investments in Nonconsolidated Affiliates [Table Text Block]
(In thousands)	ARN	All Others	Total
Balance at December 31, 2010	$342,785	$14,966	$357,751
Cash advances (repayments)	-	(929)	(929)
Dispositions of investments, net	-	(6,316)	(6,316)
Equity in earnings	20,958	6,000	26,958
Foreign currency transaction adjustment	(153)	-	(153)
Foreign currency translation adjustment	(1,125)	290	(835)
Distributions received	(15,088)	(1,701)	(16,789)
Other	-	-	-
Balance at December 31, 2011	$347,377	$12,310	$359,687
Cash advances (repayments)	(8,758)	3,082	(5,676)
Acquisitions of investments, net	-	2,704	2,704
Equity in earnings (loss)	18,621	(64)	18,557
Foreign currency transaction adjustment	(1,189)	-	(1,189)
Foreign currency translation adjustment	8,085	(10)	8,075
Distributions received	(11,074)	(642)	(11,716)
Other	-	470	470
Balance at December 31, 2012	$353,062	$17,850	$370,912

Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Schedule of Change in Asset Retirement Obligation [Table Text Block]
(In thousands)	Years Ended December 31,
	2012	2011
Beginning balance	$51,295	$52,099
Adjustment due to change in estimate of related costs	3,570	(3,174)
Accretion of liability	4,920	5,001
Liabilities settled	(2,936)	(2,631)
Ending balance	$56,849	$51,295

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Schedule of Long-Term Debt [Table Text Block]
(In thousands)	December 31,	December 31,
	2012	2011
Senior Secured Credit Facilities:
Term Loan A Facility Due 2014	$846,890	$1,087,090
Term Loan B Facility Due 2016	7,714,843	8,735,912
Term Loan C - Asset Sale Facility Due 2016 (1)	513,732	670,845
Revolving Credit Facility Due 2014	-	1,325,550
Delayed Draw Term Loan Facilities Due 2016	-	976,776
Receivables Based Facility Due 2014	-	-
Priority Guarantee Notes Due 2019	1,999,815	-
Priority Guarantee Notes Due 2021	1,750,000	1,750,000
Other Secured Subsidiary Debt	25,507	30,976
Total Consolidated Secured Debt	12,850,787	14,577,149

Senior Cash Pay Notes Due 2016	796,250	796,250
Senior Toggle Notes Due 2016	829,831	829,831
Clear Channel Senior Notes:
5.0% Senior Notes Due 2012	-	249,851
5.75% Senior Notes Due 2013	312,109	312,109
5.5% Senior Notes Due 2014	461,455	461,455
4.9% Senior Notes Due 2015	250,000	250,000
5.5% Senior Notes Due 2016	250,000	250,000
6.875% Senior Notes Due 2018	175,000	175,000
7.25% Senior Notes Due 2027	300,000	300,000
Subsidiary Senior Notes:
9.25 % Series A Senior Notes Due 2017	-	500,000
9.25 % Series B Senior Notes Due 2017	-	2,000,000
6.5 % Series A Senior Notes Due 2022	735,750	-
6.5 % Series B Senior Notes Due 2022	1,989,250	-
Subsidiary Senior Subordinated Notes:
7.625 % Series A Senior Notes Due 2020	275,000	-
7.625 % Series B Senior Notes Due 2020	1,925,000	-
Other Clear Channel Subsidiary Debt	5,586	19,860
Purchase accounting adjustments and original issue discount	(408,921)	(514,336)
	20,747,097	20,207,169
Less: current portion	381,728	268,638
Total long-term debt	$20,365,369	$19,938,531

Schedule of Debt Repurchases, Maturities and Other [Table Text Block]
(In thousands)	Years Ended December 31,
	2012	2011	2010
CC Investments
Principal amount of debt repurchased	$-	$-	$185,185
Deferred loan costs and other	-	-	104
Gain recorded in "Other income (expense) - net"(2)	-	-	(60,289)
Cash paid for repurchases of long-term debt	$-	$-	$125,000

CC Finco, LLC
Principal amount of debt repurchased	$-	$80,000	$-
Purchase accounting adjustments(1)	-	(20,476)	-
Gain recorded in "Other income (expense) - net"(2)	-	(4,274)	-
Cash paid for repurchases of long-term debt	$-	$55,250	$-

Schedule of Maturities of Long-Term Debt [Table Text Block]
(in thousands)
2013	$381,729
2014	1,331,856
2015	270,959
2016	10,016,646
2017	74
Thereafter	9,154,754
Total (1)	$21,156,018

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule of Fair Value of Available-for-Sale and Other Investments [Table Text Block]
(In thousands)		Gross	Gross
		Unrealized	Unrealized	Fair
Investments	Cost	Losses	Gains	Value
2012
Available-for-sale	$5,207	$-	$106,220	$111,427
Other cost investments	7,769	-	-	7,769
Total	$12,976	$-	$106,220	$119,196

2011
Available-for-sale	$7,786	$-	$65,214	$73,000
Other cost investments	4,766	-	-	4,766
Total	$12,552	$-	$65,214	$77,766

Schedule of Accumulated Other Comprehensive Loss on Interest Rate Swaps [Table Text Block]
(In thousands)	Accumulated other
comprehensive loss
Balance at December 31, 2010	$134,067
Other comprehensive income	33,775
Balance at December 31, 2011	100,292
Other comprehensive income	52,112
Balance at December 31, 2012	$48,180

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Schedule of Future Minimum Rental Commitments [Table Text Block]
(In thousands)			Capital
	Non-Cancelable	Non-Cancelable	Expenditure	Employment/Talent
	Operating Lease	Contracts	Commitments	Contracts
2013	$380,288	$561,837	$80,143	$85,762
2014	330,397	473,937	25,426	66,304
2015	316,951	418,056	21,273	60,383
2016	255,262	311,899	7,688	58,320
2017	210,444	154,668	11,112	17,536
Thereafter	1,283,847	450,526	932	-
Total	$2,777,189	$2,370,923	$146,574	$288,305

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(In thousands)	Years Ended December 31,
	2012	2011	2010
Current - Federal	$61,655	$18,608	$(4,534)
Current - foreign	(48,579)	(51,293)	(41,388)
Current - state	(9,408)	14,719	(5,278)
Total current benefit (expense)	3,668	(17,966)	(51,200)

Deferred - Federal	261,014	126,078	211,137
Deferred - foreign	27,970	13,708	(3,859)
Deferred - state	15,627	4,158	3,902
Total deferred benefit	304,611	143,944	211,180
Income tax benefit	$308,279	$125,978	$159,980

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
(In thousands)	2012	2011
Deferred tax liabilities:
Intangibles and fixed assets	$2,418,558	$2,381,177
Long-term debt	381,712	465,201
Foreign	21,828	43,305
Investments in nonconsolidated affiliates	49,654	46,502
Unrealized loss in marketable securities	13,768	-
Other investments	2,122	7,068
Other	5,480	25,834
Total deferred tax liabilities	2,893,122	2,969,087

Deferred tax assets:
Accrued expenses	82,550	92,038
Unrealized gain in marketable securities	-	6,833
Net operating losses	1,107,594	917,078
Bad debt reserves	8,418	10,767
Deferred Income	553	590
Other	35,693	33,931
Total gross deferred tax assets	1,234,808	1,061,237
Less: Valuation allowance	12,312	14,177
Total deferred tax assets	1,222,496	1,047,060
Net deferred tax liabilities	$1,670,626	$1,922,027

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31,
(In thousands)	2012		2011		2010
	Amount	Percent	Amount	Percent	Amount	Percent
Income tax benefit at
statutory rates	$251,814	35%	$137,903	35%	$217,991	35%
State income taxes, net of
Federal tax benefit	6,218	1%	18,877	5%	(1,376)	(0%)
Foreign taxes	8,782	2%	(4,683)	(1%)	(30,967)	(5%)
Nondeductible items	(4,617)	(1%)	(3,154)	(1%)	(3,165)	(0%)
Changes in valuation allowance
and other estimates	50,697	7%	(15,816)	(4%)	(16,263)	(3%)
Impairment charge	-	0%	-	0%	-	0%
Other, net	(4,615)	(1%)	(7,149)	(2%)	(6,240)	(1%)
Income tax benefit	$308,279	43%	$125,978	32%	$159,980	26%

Schedule of Unrecognized Tax Benefits [Table Text Block]
(In thousands)	Years Ended December 31,
Unrecognized Tax Benefits	2012	2011
Balance at beginning of period	$175,782	$225,469
Increases for tax position taken in the current year	10,575	5,373
Increases for tax positions taken in previous years	14,774	12,115
Decreases for tax position taken in previous years	(55,113)	(37,677)
Decreases due to settlements with tax authorities	(7,581)	(29,443)
Decreases due to lapse of statute of limitations	-	(55)
Balance at end of period	$138,437	$175,782

Member's Interest (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Share-Based Payments [Abstract]
Schedule of Stock Options and Valuation Assumptions [Table Text Block]
	Years Ended December 31,
	2012	2011	2010
Expected volatility	71% – 77%	67%	58%
Expected life in years	6.3 – 6.5	6.3 – 6.5	5.0 – 7.0
Risk-free interest rate	0.97% – 1.55%	1.22% – 2.37%	2.03% – 2.74%
Dividend yield	0%	0%	0%

	Years Ended December 31,
	2012	2011	2010
Expected volatility	54% – 56%	57%	58%
Expected life in years	6.3	6.3	5.5 – 7.0
Risk-free interest rate	0.92% – 1.48%	1.26% – 2.75%	1.38% – 3.31%
Dividend yield	0%	0%	0%

Schedule of Stock Options Vested and Expected to Vest Outstanding [Table Text Block]
(In thousands, except per share data)	Options	Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2012	5,042	$22.49
Granted (1)	249	10.00
Exercised	-	-
Exchanged (2)	(2,024)	10.00
Forfeited	(375)	16.97
Expired	(100)	32.66
Outstanding, December 31, 2012 (3)	2,792	30.82	6.5 years	-
Exercisable	1,204	26.95	5.7 years	-
Expected to Vest	968	33.14	7.9 years	-

(In thousands, except per share data)	Options	Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2012	8,991	$15.10
Granted (1)	2,812	6.64
Exercised (2)	(1,029)	4.06
Forfeited	(884)	7.87
Expired	(1,509)	12.23
Outstanding, December 31, 2012	8,381	9.22	6.2 years	$ 8,813
Exercisable	4,548	11.26	4.5 years	$ 4,792
Expected to vest	3,574	9.53	8.3 years	$ 1,186

Schedule of Unvested Stock Options Activity [Table Text Block]
(In thousands, except per share data)	Options	Weighted Average Grant Date Fair Value
Unvested, January 1, 2012	4,048	$7.10
Granted	249	2.68
Vested (1)	(501)	7.74
Exchanged	(1,833)	3.38
Forfeited	(375)	3.34
Unvested, December 31, 2012	1,588	11.38

(In thousands, except per share data)	Options	Weighted Average Grant Date Fair Value
Unvested, January 1, 2012	3,993	$6.41
Granted	2,812	4.43
Vested (1)	(2,088)	5.48
Forfeited	(884)	5.80
Unvested, December 31, 2012	3,833	5.19

Schedule of Restricted Stock and Restricted Stock Units Activity [Table Text Block]
(In thousands, except per share data)	Awards	Price
Outstanding, January 1, 2012	445	$36.00
Granted (1)	4,204	2.93
Vested (restriction lapsed)	(1,380)	8.32
Forfeited (2)	(662)	3.01
Outstanding, December 31, 2012	2,607	5.69

(In thousands, except per share data)	Awards	Price
Outstanding, January 1, 2012	83	$8.69
Granted	1,267	6.04
Vested (restriction lapsed)	(190)	5.35
Forfeited	(75)	9.03
Outstanding, December 31, 2012	1,085	6.26

Schedule of Share-Based Compensation Cost [Table Text Block]
(In thousands)	Years Ended December 31,
	2012	2011	2010
Direct operating expenses	$11,011	$10,013	$11,996
Selling, general &administrative expenses	6,378	5,359	7,109
Corporate expenses	11,151	5,295	15,141
Total share based compensation expense	$28,540	$20,667	$34,246

Other Information (Tables)	12 Months Ended
Dec. 31, 2012
Other Information Disclosure [Abstract]
Schedule of Other Income (Expense) [Table Text Block]
(In thousands)	Years Ended December 31,
	2012	2011	2010
Foreign exchange loss	$(3,018)	$(234)	$(12,783)
Other	3,268	(2,935)	(1,051)
Total other income (expense) — net	$250	$(3,169)	$(13,834)

Schedule of Other Current Assets [Table Text Block]
(In thousands)	As of December 31,
	2012	2011
Inventory	$23,110	$21,157
Deferred tax asset	19,249	16,573
Deposits	10,277	15,167
Deferred loan costs	44,446	53,672
Other	70,126	89,582
Total other current assets	$167,208	$196,151

Schedule of Other Assets [Table Text Block]
(In thousands)	As of December 31,
	2012	2011
Investments in, and advances to, nonconsolidated affiliates	$370,912	$359,687
Other investments	119,196	77,766
Notes receivable	363	512
Prepaid expenses	32,382	600
Deferred loan costs	157,726	188,823
Deposits	18,420	17,790
Prepaid rent	71,942	79,244
Other	28,942	36,917
Non-qualified plan assets	10,593	10,539
Total other assets	$810,476	$771,878

Schedule of Other Current Liabilities [Table Text Block]
(In thousands)	As of December 31,
	2012	2011
Interest rate swap - current portion	$76,939	$-
Redeemable noncontrolling interest	60,950	-
Total other current liabilities	$137,889	$-

Schedule of Other Long-Term Liabilities [Table Text Block]
(In thousands)	As of December 31,
	2012	2011
Unrecognized tax benefits	$158,321	$212,672
Asset retirement obligation	56,047	50,983
Non-qualified plan liabilities	10,593	10,539
Interest rate swap - long-term portion	-	159,124
Deferred income	12,121	15,246
Redeemable noncontrolling interest	-	57,855
Deferred rent	106,394	81,599
Employee related liabilities	24,265	40,145
Other	82,776	79,725
Total other long-term liabilities	$450,517	$707,888

Schedule of Accumulated Other Comprehensive Loss [Table Text Block]
(In thousands)	As of December 31,
	2012	2011
Cumulative currency translation adjustment	$(178,372)	$(212,761)
Cumulative unrealized gain (losses) on securities	66,982	41,302
Cumulative other adjustments	6,286	5,708
Cumulative unrealized gain (losses) on cash flow derivatives	(48,180)	(100,292)
Total accumulated other comprehensive loss	$(153,284)	$(266,043)

Segment Data (Tables)	12 Months Ended
Dec. 31, 2012
Segment Data [Abstract]
Schedule of Operating Segment Results [Table Text Block]
(In thousands)	CCME	Americas Outdoor Advertising	International Outdoor Advertising	Other	Corporate and other reconciling items	Eliminations	Consolidated
Year Ended December 31, 2012
Revenue	$3,084,780	$1,279,257	$1,667,687	$281,879	$-	$(66,719)	$6,246,884
Direct operating expenses	873,165	586,666	1,024,596	25,088	-	(12,965)	2,496,550
Selling, general and administrative expenses	997,511	212,794	364,502	152,394	-	(53,754)	1,673,447
Depreciation and amortization	271,399	192,023	205,258	45,568	15,037	-	729,285
Impairment charges	-	-	-	-	37,651	-	37,651
Corporate expenses	-	-	-	-	288,028	-	288,028
Other operating income - net	-	-	-	-	48,127	-	48,127
Operating income (loss)	$942,705	$287,774	$73,331	$58,829	$(292,589)	$-	$1,070,050

Intersegment revenues	$-	$1,175	$80	$65,464	$-	$-	$66,719
Segment assets	$8,201,798	$3,835,235	$2,256,309	$815,435	$1,183,936	$-	$16,292,713
Capital expenditures	$65,821	$117,647	$150,129	$17,438	$39,245	$-	$390,280
Share-based compensation expense	$6,985	$5,875	$4,529	$-	$11,151	$-	$28,540
Year Ended December 31, 2011
Revenue	$2,986,828	$1,252,725	$1,751,149	$234,542	$-	$(63,892)	$6,161,352
Direct operating expenses	849,265	571,779	1,067,022	27,807	-	(11,837)	2,504,036
Selling, general and administrative expenses	980,960	201,124	339,748	147,481	-	(52,055)	1,617,258
Depreciation and amortization	268,245	211,056	219,908	49,827	14,270	-	763,306
Impairment charges	-	-	-	-	7,614		7,614
Corporate expenses	-	-	-	-	227,096	-	227,096
Other operating income - net	-	-	-	-	12,682	-	12,682
Operating income (loss)	$888,358	$268,766	$124,471	$9,427	$(236,298)	$-	$1,054,724

Intersegment revenues	$-	$4,141	$-	$59,751	$-	$-	$63,892
Segment assets	$8,364,246	$3,886,098	$2,166,173	$809,212	$1,316,310	$-	$16,542,039
Capital expenditures	$50,198	$122,505	$166,044	$5,737	$19,490	$-	$363,974
Share-based compensation expense	$4,606	$7,601	$3,165	$-	$5,295	$-	$20,667
Year Ended December 31, 2010
Revenue	$2,869,499	$1,216,930	$1,581,064	$261,461	$-	$(63,269)	$5,865,685
Direct operating expenses	808,867	560,378	999,594	27,953	-	(15,145)	2,381,647
Selling, general and administrative expenses	963,853	199,990	294,666	159,827	-	(48,124)	1,570,212
Depreciation and amortization	256,673	198,896	214,692	52,965	9,643	-	732,869
Impairment charges	-	-	-	-	15,364	-	15,364
Corporate expenses	-	-	-	-	284,042	-	284,042
Other operating expense - net	-	-	-	-	(16,710)	-	(16,710)
Operating income (loss)	$840,106	$257,666	$72,112	$20,716	$(325,759)	$-	$864,841

Intersegment revenues	$275	$4,173	$-	$58,821	$-	$-	$63,269
Segment assets	$8,411,953	$4,415,901	$2,222,121	$812,189	$1,598,218	$-	$17,460,382
Capital expenditures	$27,781	$92,235	$103,038	$7,682	$10,728	$-	$241,464
Share-based compensation expense	$7,152	$9,207	$2,746	$-	$15,141	$-	$34,246

Quarterly Results Of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited) [Abstract]
Schedule of Quarterly Results of Operations (Unaudited) [Table Text Block]

	Three Months Ended March 31,		Three Months Ended June 30,		Three Months Ended September 30,		Three Months Ended December 31,
	2012	2011	2012	2011	2012	2011	2012	2011
Revenue	$ 1,360,723	$ 1,320,826	$ 1,602,494	$ 1,604,386	$ 1,587,331	$ 1,583,352	$ 1,696,336	$ 1,652,788
Operating expenses:
Direct operating expenses	614,434	584,069	607,095	630,015	624,526	654,163	650,495	635,789
Selling, general and administrative expenses	423,628	372,710	398,123	420,436	419,855	402,160	431,841	421,952
Corporate expenses	69,198	52,347	71,158	56,486	70,811	54,247	76,861	64,016
Depreciation and amortization	175,366	183,711	181,839	189,641	182,350	197,532	189,730	192,422
Impairment charges	-	-	-	-	-	-	37,651	7,614
Other operating income (expense) - net	3,124	16,714	1,917	3,229	42,118	(6,490)	968	(771)
Operating income	81,221	144,703	346,196	311,037	331,907	268,760	310,726	330,224
Interest expense	374,016	369,666	385,867	358,950	388,210	369,233	400,930	368,397
Loss on marketable securities	-	-	-	-	-	-	(4,580)	(4,827)
Equity in earnings of nonconsolidated affiliates	3,555	2,975	4,696	5,271	3,663	5,210	6,643	13,502
Gain (loss) on extinguishment of debt	(15,167)	(5,721)	-	-	-	4,274	(239,556)	-
Other income (expense) - net	(1,106)	3,685	(1,397)	(4,517)	824	3,033	1,929	(5,370)
Loss before income taxes	(305,513)	(224,024)	(36,372)	(47,159)	(51,816)	(87,956)	(325,768)	(34,868)
Income tax benefit	157,398	92,661	8,663	9,184	13,232	20,665	128,986	3,468
Consolidated net loss	(148,115)	(131,363)	(27,709)	(37,975)	(38,584)	(67,291)	(196,782)	(31,400)
Less amount attributable to noncontrolling interest	(4,486)	469	11,316	15,204	11,977	6,765	(5,518)	11,627
Net loss attributable to the Company	$ (143,629)	$ (131,832)	$ (39,025)	$ (53,179)	$ (50,561)	$ (74,056)	$ (191,264)	$ (43,027)

Guarantor Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Guarantor Subsidiaries [Abstract]
Schedule Of Guarantor Obligations, Balance Sheet
(In thousands)	December 31, 2012
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Cash and cash equivalents	$-	$11	$333,768	$891,231	$-	$1,225,010
Accounts receivable, net of allowance	-	-	678,448	745,551	-	1,423,999
Intercompany receivables (1)	37,822	3,995,170	166,019	-	(4,199,011)	-
Prepaid expenses	2,397	-	33,190	142,003	-	177,590
Other current assets	-	36,446	69,518	275,974	(214,730)	167,208
Total Current Assets	40,219	4,031,627	1,280,943	2,054,759	(4,413,741)	2,993,807
Property, plant and equipment, net	-	-	827,623	2,209,231	-	3,036,854
Indefinite-lived intangibles - licenses	-	-	2,423,979	-	-	2,423,979
Indefinite-lived intangibles - permits	-	-	-	1,070,720	-	1,070,720
Definite-lived intangibles, net	-	-	1,174,818	565,974	-	1,740,792
Goodwill	-	-	3,350,083	866,002	-	4,216,085
Intercompany notes receivable	-	962,000	-	-	(962,000)	-
Long-term intercompany receivable	-	-	-	729,157	(729,157)	-
Investment in subsidiaries	(8,574,081)	3,848,000	552,184	-	4,173,897	-
Other assets	-	115,188	333,607	842,377	(480,696)	810,476
Total Assets	$(8,533,862)	$8,956,815	$9,943,237	$8,338,220	$(2,411,697)	$16,292,713

Accounts payable	$-	$-	$37,436	$98,882	$-	$136,318
Accrued expenses	(1,732)	(103,240)	319,466	558,469	-	772,963
Accrued interest	-	210,874	-	(113)	(30,189)	180,572
Intercompany payable (1)	-	-	4,032,992	166,019	(4,199,011)	-
Current portion of long-term debt	-	372,321	-	9,407	-	381,728
Deferred income	-	-	62,901	109,771	-	172,672
Other current liabilities	-	76,939	-	60,950	-	137,889
Total Current Liabilities	(1,732)	556,894	4,452,795	1,003,385	(4,229,200)	1,782,142
Long-term debt	-	16,310,694	4,000	4,935,388	(884,713)	20,365,369
Long-term intercompany payable	-	729,157	-	-	(729,157)	-
Intercompany long-term debt	-	-	962,000	-	(962,000)	-
Deferred income taxes	(13,556)	(94,322)	1,089,659	705,935	2,160	1,689,876
Other long-term liabilities	-	28,473	182,142	239,902	-	450,517
Total member's interest (deficit)	(8,518,574)	(8,574,081)	3,252,641	1,453,610	4,391,213	(7,995,191)
Total Liabilities and Member's Equity	$(8,533,862)	$8,956,815	$9,943,237	$8,338,220	$(2,411,697)	$16,292,713

(In thousands)	December 31, 2011
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Cash and cash equivalents	$-	$1	$461,572	$767,109	$-	$1,228,682
Accounts receivable, net of allowance	-	-	694,548	704,587	-	1,399,135
Intercompany receivables (1)	30,270	4,824,634	-	-	(4,854,904)	-
Prepaid expenses	2,251	-	25,944	133,122	-	161,317
Other current assets	-	46,018	81,620	144,573	(76,060)	196,151
Total Current Assets	32,521	4,870,653	1,263,684	1,749,391	(4,930,964)	2,985,285
Property, plant and equipment, net	-	-	815,245	2,248,082	-	3,063,327
Indefinite-lived intangibles - licenses	-	-	2,411,367	-	-	2,411,367
Indefinite-lived intangibles - permits	-	-	-	1,105,704	-	1,105,704
Other intangibles, net	-	-	1,389,935	627,825	-	2,017,760
Goodwill	-	-	3,325,771	860,947	-	4,186,718
Intercompany notes receivable	-	962,000	-	-	(962,000)	-
Long-term intercompany receivable	-	-	-	656,040	(656,040)	-
Investment in subsidiaries	(8,342,987)	5,234,229	2,844,451	-	264,307	-
Other assets	-	167,337	254,435	907,567	(557,461)	771,878
Total Assets	$(8,310,466)	$11,234,219	$12,304,888	$8,155,556	$(6,842,158)	$16,542,039

Accounts payable	$-	$-	$26,119	$95,456	$-	$121,575
Accrued expenses	(641)	(61,478)	266,249	531,022	-	735,152
Accrued interest	-	189,144	(1)	2,277	(31,059)	160,361
Intercompany payable (1)	-	-	4,743,944	110,960	(4,854,904)	-
Current portion of long-term debt	-	243,927	905	23,806	-	268,638
Deferred income	-	-	50,416	92,820	-	143,236
Total Current Liabilities	(641)	371,593	5,087,632	856,341	(4,885,963)	1,428,962
Long-term debt	-	18,305,183	3,321	2,522,103	(892,076)	19,938,531
Long-term intercompany payable	-	655,930	110	-	(656,040)	-
Intercompany long-term debt	-	-	962,000	-	(962,000)	-
Deferred income taxes	(13,845)	39,173	1,055,533	858,908	(1,170)	1,938,599
Other long-term liabilities	-	205,327	220,546	282,015	-	707,888
Total member's interest (deficit)	(8,295,980)	(8,342,987)	4,975,746	3,636,189	555,091	(7,471,941)
Total Liabilities and Member's Equity	$(8,310,466)	$11,234,219	$12,304,888	$8,155,556	$(6,842,158)	$16,542,039

Schedule Of Guarantor Obligations, Income Statement
(In thousands)	Year Ended December 31, 2012
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,288,779	$2,974,108	$(16,003)	$6,246,884
Operating expenses:
Direct operating expenses	-	-	883,190	1,621,341	(7,981)	2,496,550
Selling, general and administrative expenses	-	-	1,090,006	591,463	(8,022)	1,673,447
Corporate expenses	10,829	-	171,771	105,428	-	288,028
Depreciation and amortization	-	-	328,633	400,652	-	729,285
Impairment charge	-	-	-	37,651	-	37,651
Other operating income (expense) – net	-	-	(2,825)	50,952	-	48,127
Operating income (loss)	(10,829)	-	812,354	268,525	-	1,070,050
Interest (income) expense – net	-	1,307,703	23,143	139,824	78,353	1,549,023
Loss on marketable securities	-	(1)	(2,001)	(2,578)	-	(4,580)
Equity in earnings (loss) of nonconsolidated affiliates	(329,817)	492,819	(174,774)	19,464	10,865	18,557
Loss on debt extinguishment	-	(33,652)	-	(221,071)	-	(254,723)
Other income (expense) – net	-	(1)	3,960	5,743	(9,452)	250
Income (loss) before income taxes	(340,646)	(848,538)	616,396	(69,741)	(76,940)	(719,469)
Income tax benefit (expense)	3,972	518,721	(246,380)	31,966	-	308,279
Consolidated net income (loss)	(336,674)	(329,817)	370,016	(37,775)	(76,940)	(411,190)
Less amount attributable to noncontrolling interest	-	-	(10,613)	23,902	-	13,289
Net income (loss) attributable to the Company	$(336,674)	$(329,817)	$380,629	$(61,677)	$(76,940)	$(424,479)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	(399)	40,641	-	40,242
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	25,676	(8,151)	5,578	23,103
Unrealized holding loss on cash flow derivatives	-	52,112	-	-	-	52,112
Reclassification adjustment	2	(2)	-	3,180	-	3,180
Equity in subsidiary comprehensive income (loss)	107,179	55,069	33,967	-	(196,215)	-
Comprehensive income (loss)	(229,493)	(222,638)	439,873	(26,007)	(267,577)	(305,842)
Less amount attributable to noncontrolling interest	-	-	4,175	1,703	-	5,878
Comprehensive income (loss) attributable to the Company	$(229,493)	$(222,638)	$435,698	$(27,710)	$(267,577)	$(311,720)

(In thousands)	Year Ended December 31, 2011
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,121,308	$3,059,676	$(19,632)	$6,161,352
Operating expenses:
Direct operating expenses	-	-	849,834	1,660,786	(6,584)	2,504,036
Selling, general and administrative expenses	-	-	1,062,726	567,580	(13,048)	1,617,258
Corporate expenses	10,878	-	125,964	90,254	-	227,096
Depreciation and amortization	-	-	327,240	436,066	-	763,306
Impairment charges	-	-	-	7,614	-	7,614
Other operating income – net	-	-	4,091	8,591	-	12,682
Operating income (loss)	(10,878)	-	759,635	305,967	-	1,054,724
Interest expense – net	13	1,360,995	2,370	27,321	75,547	1,466,246
Loss on marketable securities	-	-	-	(4,827)	-	(4,827)
Equity in earnings (loss) of nonconsolidated affiliates	(223,915)	629,915	54,407	26,987	(460,436)	26,958
Loss on debt extinguishment	-	(5,721)	(1)	-	4,275	(1,447)
Other income (expense) – net	(1)	1	590	(3,759)	-	(3,169)
Income (loss) before income taxes	(234,807)	(736,800)	812,261	297,047	(531,708)	(394,007)
Income tax benefit (expense)	3,985	512,885	(274,930)	(115,962)	-	125,978
Consolidated net income (loss)	(230,822)	(223,915)	537,331	181,085	(531,708)	(268,029)
Less amount attributable to noncontrolling interest	-	-	13,792	20,273	-	34,065
Net income (loss) attributable to the Company	$(230,822)	$(223,915)	$523,539	$160,812	$(531,708)	$(302,094)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	1,267	(30,914)	-	(29,647)
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	4,610	(2,874)	(1,960)	(224)
Unrealized holding loss on cash flow derivatives	-	33,775	-	-	-	33,775
Reclassification adjustment	-	-	-	3,787	-	3,787
Equity in subsidiary comprehensive income (loss)	5,518	(28,257)	(38,702)	-	61,441	-
Comprehensive income (loss)	(225,304)	(218,397)	490,714	130,811	(472,227)	(294,403)
Less amount attributable to noncontrolling interest	-	-	(4,594)	8,918	-	4,324
Comprehensive income (loss) attributable to the Company	$(225,304)	$(218,397)	$495,308	$121,893	$(472,227)	$(298,727)

(In thousands)	Year Ended December 31, 2010
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,044,866	$2,824,400	$(3,581)	$5,865,685
Operating expenses:
Direct operating expenses	-	-	818,001	1,564,515	(869)	2,381,647
Selling, general and administrative expenses	-	-	1,060,262	512,662	(2,712)	1,570,212
Corporate expenses	12,274	28	164,144	107,596	-	284,042
Depreciation and amortization	-	-	317,761	415,108	-	732,869
Impairment charges	-	-	3,871	11,493	-	15,364
Other operating income – net	-	-	7,043	(23,753)	-	(16,710)
Operating income (loss)	(12,274)	(28)	687,870	189,273	-	864,841
Interest expense – net	17	1,415,932	379	40,198	76,815	1,533,341
Loss on marketable securities	-	-	-	(6,490)	-	(6,490)
Equity in earnings (loss) of nonconsolidated affiliates	(454,779)	428,976	(80,040)	5,749	105,796	5,702
Loss on debt extinguishment	-	-	-	-	60,289	60,289
Other income (expense) – net	(1)	(1)	(2,496)	(11,336)	-	(13,834)
Income (loss) before income taxes	(467,071)	(986,985)	604,955	136,998	89,270	(622,833)
Income tax benefit (expense)	4,508	532,206	(283,171)	(93,563)	-	159,980
Consolidated net income (loss)	(462,563)	(454,779)	321,784	43,435	89,270	(462,853)
Less amount attributable to noncontrolling interest	-	-	5,130	11,106	-	16,236
Net income (loss) attributable to the Company	$(462,563)	$(454,779)	$316,654	$32,329	$89,270	$(479,089)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	(903)	27,204	-	26,301
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	24,996	(7,809)	-	17,187
Unrealized holding loss on cash flow derivatives	-	15,112	-	-	-	15,112
Reclassification adjustment	-	-	-	14,750	-	14,750
Equity in subsidiary comprehensive income (loss)	64,493	49,381	26,528	-	(140,402)	-
Comprehensive income (loss)	(398,070)	(390,286)	367,275	66,474	(51,132)	(405,739)
Less amount attributable to noncontrolling interest	-	-	1,240	7,617	-	8,857
Comprehensive income (loss) attributable to the Company	$(398,070)	$(390,286)	$366,035	$58,857	$(51,132)	$(414,596)

Schedule Of Guarantor Obligations, Cash Flow
(In thousands)	Year Ended December 31, 2012
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(336,674)	$(329,817)	$370,016	$(37,775)	$(76,940)	$(411,190)
Reconciling items:
Impairment charges	-	-	-	37,651	-	37,651
Depreciation and amortization	-	-	328,633	400,652	-	729,285
Deferred taxes	289	(164,738)	20,143	(160,305)	-	(304,611)
Provision for doubtful accounts	-	-	4,459	7,256	-	11,715
Amortization of deferred financing charges and note discounts, net	-	196,549	(7,534)	(103,271)	78,353	164,097
Share-based compensation	-	-	17,951	10,589	-	28,540
Gain (loss) on disposal of operating assets	-	-	2,825	(50,952)	-	(48,127)
Loss on marketable securities	-	1	2,001	2,578	-	4,580
Equity in (earnings) loss of nonconsolidated affiliates	329,817	(492,819)	174,774	(19,464)	(10,865)	(18,557)
Loss on extinguishment of debt	-	33,652	-	221,071	-	254,723
Other reconciling items – net	-	-	(7,623)	25,423	-	17,800
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	12,256	(46,494)	-	(34,238)
Increase in accrued expenses	-	-	9,432	25,442	-	34,874
Increase (decrease) in accounts payable and other liabilities	-	(17,783)	(25,854)	24,589	-	(19,048)
Increase (decrease) in accrued interest	-	21,731	-	(2,377)	869	20,223
Increase in deferred income	-	-	9,521	23,961	-	33,482
Changes in other operating assets and liabilities	(1,237)	(41,762)	20,915	10,452	(869)	(12,501)
Net cash provided by (used for) operating activities	(7,805)	(794,986)	931,915	369,026	(9,452)	488,698
Cash flows from investing activities:
Proceeds from maturity of Clear Channel notes	-	-	-	50,149	(50,149)	-
Purchases of businesses	-	-	(45,395)	(4,721)	-	(50,116)
Purchases of property, plant and equipment	-	-	(114,023)	(276,257)	-	(390,280)
Proceeds from disposal of assets	-	-	3,223	56,442	-	59,665
Purchases of other operating assets	-	-	(9,107)	(5,719)	-	(14,826)
Change in other – net	-	1,925,661	1,918,909	(4,857)	(3,841,177)	(1,464)
Net cash provided by (used for) investing activities	-	1,925,661	1,753,607	(184,963)	(3,891,326)	(397,021)
Cash flows from financing activities:
Draws on credit facilities	-	602,500	-	2,063	-	604,563
Payments on credit facilities	-	(1,928,051)	-	(3,368)	-	(1,931,419)
Intercompany funding	10,401	903,857	(896,192)	(18,066)	-	-
Proceeds from long-term debt	-	-	-	4,917,643	-	4,917,643
Payments on long-term debt	-	(695,342)	(927)	(2,700,786)	50,149	(3,346,906)
Dividends paid	-	-	(1,916,207)	(2,179,849)	3,851,322	(244,734)
Deferred financing charges	-	(13,629)	-	(69,988)	-	(83,617)
Change in other – net	(2,596)	-	-	(7,590)	(693)	(10,879)
Net cash provided by (used for) financing activities	7,805	(1,130,665)	(2,813,326)	(59,941)	3,900,778	(95,349)
Net increase (decrease) in cash and cash equivalents	-	10	(127,804)	124,122	-	(3,672)
Cash and cash equivalents at beginning of period	-	1	461,572	767,109	-	1,228,682
Cash and cash equivalents at end of period	$-	$11	$333,768	$891,231	$-	$1,225,010

(In thousands)	Year Ended December 31, 2011
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(230,822)	$(223,915)	$537,331	$181,085	$(531,708)	$(268,029)
Reconciling items:
Impairment charges	-	-	-	7,614	-	7,614
Depreciation and amortization	-	-	327,240	436,066	-	763,306
Deferred taxes	(1,180)	(249,392)	109,795	(3,167)	-	(143,944)
Provision for doubtful accounts	-	-	7,604	6,119	-	13,723
Amortization of deferred financing charges and note discounts, net	-	222,908	(6,144)	(104,277)	75,547	188,034
Share-based compensation	-	-	9,754	10,913	-	20,667
Gain on disposal of operating assets	-	-	(4,091)	(8,591)	-	(12,682)
Loss on marketable securities	-	-	-	4,827	-	4,827
Equity in (earnings) loss of nonconsolidated affiliates	223,915	(629,915)	(54,407)	(26,987)	460,436	(26,958)
Loss on extinguishment of debt	-	5,721	1	-	(4,275)	1,447
Other reconciling items – net	-	-	1,083	15,037	-	16,120
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	(13,090)	5,255	-	(7,835)
Decrease in accrued expenses	-	(4,341)	(93,854)	(29,047)	-	(127,242)
Increase (decrease) in accounts payable and other liabilities	-	-	(52,995)	37,864	-	(15,131)
Increase in accrued interest	-	16,866	20,813	1,127	364	39,170
Decrease in deferred income	-	-	(427)	(10,349)	-	(10,776)
Changes in other operating assets and liabilities	(125)	26,946	(78,254)	(16,556)	(364)	(68,353)
Net cash provided by (used for) operating activities	(8,212)	(835,122)	710,359	506,933	-	373,958
Cash flows from investing activities:
Proceeds from maturity of Clear Channel notes	-	-	-	167,022	(167,022)	-
Proceeds from sale of other investments	-	-	(700)	7,594	-	6,894
Purchases of businesses	-	-	(207)	(46,149)	-	(46,356)
Purchases of property, plant and equipment	-	-	(69,650)	(292,631)	-	(362,281)
Proceeds from disposal of assets	-	-	41,387	12,883	-	54,270
Purchases of other operating assets	-	-	(6,201)	(14,794)	-	(20,995)
Investment in Clear Channel notes	-	-	-	(55,250)	55,250	-
Change in other – net	-	-	69	(16,761)	17,074	382
Net cash provided by (used for) investing activities	-	-	(35,302)	(238,086)	(94,698)	(368,086)
Cash flows from financing activities:
Draws on credit facilities	-	55,000	-	-	-	55,000
Payments on credit facilities	-	(956,181)	-	(4,151)	-	(960,332)
Intercompany funding	8,518	1,486,401	(1,414,366)	(80,553)	-	-
Proceeds from long-term debt	-	1,724,650	1,604	5,012	-	1,731,266
Payments on long-term debt	-	(1,428,051)	(22,155)	(115,115)	167,022	(1,398,299)
Repurchase of long-term debt	-	-	-	-	(55,250)	(55,250)
Deferred financing charges	-	(46,697)	38	-	-	(46,659)
Change in other – net	(306)	-	1,032	(7,494)	(17,074)	(23,842)
Net cash provided by (used for) financing activities	8,212	835,122	(1,433,847)	(202,301)	94,698	(698,116)
Net increase (decrease) in cash and cash equivalents	-	-	(758,790)	66,546	-	(692,244)
Cash and cash equivalents at beginning of period	-	1	1,220,362	700,563	-	1,920,926
Cash and cash equivalents at end of period	$-	$1	$461,572	$767,109	$-	$1,228,682

(In thousands)	Year Ended December 31, 2010
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(462,563)	$(454,779)	$321,784	$43,435	$89,270	$(462,853)
Reconciling items:
Impairment charges	-	-	3,871	11,493	-	15,364
Depreciation and amortization	-	-	317,761	415,108	-	732,869
Deferred taxes	(1,445)	(250,630)	56,272	(15,377)	-	(211,180)
Provision for doubtful accounts	-	-	14,312	8,806	-	23,118
Amortization of deferred financing charges and note discounts, net	-	251,590	(3,908)	(109,547)	76,815	214,950
Share-based compensation	-	-	22,200	12,046	-	34,246
(Gain) loss on sale of operating assets	-	-	(7,043)	23,753	-	16,710
Loss on marketable securities	-	-	-	6,490	-	6,490
Equity in (earnings) loss of nonconsolidated affiliates	454,779	(428,976)	80,040	(5,749)	(105,796)	(5,702)
Loss on extinguishment of debt	-	-	-	-	(60,289)	(60,289)
Other reconciling items - net	-	-	(149)	26,239	-	26,090
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Increase in accounts receivable	-	-	(73,082)	(46,778)	-	(119,860)
(Increase) decrease in Federal income taxes receivable	4,187	382,024	(304,098)	50,196	-	132,309
Increase in accrued expenses	-	-	71,525	45,907	-	117,432
Increase (decrease) in accounts payable and other liabilities	-	-	(11,740)	4,816	-	(6,924)
Increase (decrease) in accrued interest	-	131,055	-	243	(44,245)	87,053
Increase (decrease) in deferred income	-	-	8,024	(7,228)	-	796
Changes in other operating assets and liabilities	(547)	(79,835)	34,229	43,662	44,245	41,754
Net cash provided by (used for) operating activities	(5,589)	(449,551)	529,998	507,515	-	582,373
Cash flows from investing activities:
Investment in Clear Channel notes	-	-	(125,000)	-	125,000	-
Proceeds from maturity of Clear Channel notes	-	-	-	10,025	(10,025)	-
Proceeds from other investments	-	-	-	18,700	(17,500)	1,200
Purchases of property, plant and equipment	-	-	(45,868)	(195,596)	-	(241,464)
Proceeds from disposal of assets	-	-	20,884	7,753	-	28,637
Purchases of other operating assets	-	-	(14,269)	(1,841)	-	(16,110)
Change in other – net	-	-	35,325	(12,335)	(35,450)	(12,460)
Net cash provided by (used for) investing activities	-	-	(128,928)	(173,294)	62,025	(240,197)
Cash flows from financing activities:
Draws on credit facilities	-	194,000	-	4,670	-	198,670
Payments on credit facilities	-	(105,500)	-	(47,095)	-	(152,595)
Intercompany funding	2,975	605,939	(439,697)	(169,217)	-	-
Proceeds from long-term debt	-	138,795	-	6,844	-	145,639
Payments on long-term debt	-	(383,682)	(4)	(13,211)	27,525	(369,372)
Repurchases of long-term debt	-	-	-	-	(125,000)	(125,000)
Change in other - net	2,614	-	-	(40,650)	35,450	(2,586)
Net cash provided by (used for) financing activities	5,589	449,552	(439,701)	(258,659)	(62,025)	(305,244)
Net increase (decrease) in cash and cash equivalents	-	1	(38,631)	75,562	-	36,932
Cash and cash equivalents at beginning of period	-	-	1,258,993	625,001	-	1,883,994
Cash and cash equivalents at end of period	$-	$1	$1,220,362	$700,563	$-	$1,920,926

Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment		$ (1,146,000)	$ 2,100,000
Other than temporary impairment for equity method investments	2,600,000	4,800,000	6,500,000
Other than temporary impairment for available for sale securities	4,600,000	4,800,000	6,500,000
Barter and trade revenues	56,500,000	61,200,000	67,000,000
Barter and trade expenses	58,800,000	63,400,000	66,400,000
Advertising expenses	$ 113,400,000	$ 92,200,000	$ 82,000,000
Building and Improvements [Member]
Useful life minimum	10
Useful life maximum	39
Structures [Member]
Useful life minimum	5
Useful life maximum	15
Towers, Transmitters and Studio Equipment [Member]
Useful life minimum	7
Useful life maximum	20
Furniture and other equipment [Member]
Useful life minimum	3
Useful life maximum	20
Minimum [Member]
Percentage of ownership	20.00%
Maximum [Member]
Percentage of ownership	50.00%

Property, Plant And Equipment, Intangible Assets And Goodwill (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Increase in property, plant and equipment	$ 5,300,000
Increase in intangible assets	15,200,000
Increase in goodwill	24,700,000
Assumed liabilities	700,000
Amortization expense	300,000,000	328,300,000	332,300,000
Stucture impairment	1,700,000		4,000,000
Goodwill impairment charge		(1,146,000)	2,100,000
FCC licenses [Member]
Impairment of intangibles			500,000
Billboard permits [Member]
Impairment of intangibles	35,900,000	6,500,000	4,800,000
Talent contracts [Member]
Impairment of intangibles			3,900,000
Traffic Business [Member]
Purchase price		24,300,000
Repayment of intercompany debt		95,000,000
Increase in property, plant and equipment		17,200,000
Increase in intangible assets		35,000,000
Increase in goodwill		70,600,000
Brouwer & Partners [Member]
Purchase price		12,500,000
WOR [Member]
Purchase price	30,000,000
WFNX [Member]
Purchase price	$ 14,500,000

Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment
Property, plant and equipment	$ 4,599,719	$ 4,275,407
Less: accumulated depreciation	1,562,865	1,212,080
Property, plant and equipment, net	3,036,854	3,063,327
Land, buildings and improvements [Member]
Property, Plant and Equipment
Property, plant and equipment	685,431	657,346
Structures [Member]
Property, Plant and Equipment
Property, plant and equipment	2,949,458	2,783,434
Towers, transmitters and studio equipment [Member]
Property, Plant and Equipment
Property, plant and equipment	427,679	400,832
Furniture and other equipment [Member]
Property, Plant and Equipment
Property, plant and equipment	431,757	365,137
Construction in progress [Member]
Property, Plant and Equipment
Property, plant and equipment	$ 105,394	$ 68,658

Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Definite-Lived Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Definite-Lived Intangible Assets
Gross Carrying Amount	$ 3,145,120	$ 3,129,425
Accumulated Amortization	(1,404,328)	(1,111,665)
Transit, street furniture and other outdoor contractual rights [Member]
Definite-Lived Intangible Assets
Gross Carrying Amount	785,303	773,238
Accumulated Amortization	(403,955)	(329,563)
Customer / advertiser relationships [Member]
Definite-Lived Intangible Assets
Gross Carrying Amount	1,210,245	1,210,269
Accumulated Amortization	(526,197)	(409,794)
Talent contracts [Member]
Definite-Lived Intangible Assets
Gross Carrying Amount	344,255	347,489
Accumulated Amortization	(177,527)	(139,154)
Representation contracts [Member]
Definite-Lived Intangible Assets
Gross Carrying Amount	243,970	237,451
Accumulated Amortization	(171,069)	(137,058)
Permanent easements [Member]
Definite-Lived Intangible Assets
Gross Carrying Amount	173,374	171,918
Accumulated Amortization	0	0
Other [Member]
Definite-Lived Intangible Assets
Gross Carrying Amount	387,973	389,060
Accumulated Amortization	$ (125,580)	$ (96,096)

Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Future Amortization Expenses) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Intangible Assets And Goodwill [Abstract]
2013	$ 283,942
2014	264,221
2015	239,211
2016	223,293
2017	$ 196,681

Property, Plant And Equipment, Intangible Assets And Goodwill (Schedule Of Changes In Carrying Amount Of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Beginning balance	$ 4,186,718	$ 4,119,326
Impairment		(1,146)	2,100
Acquisitions	24,893	86,051
Dispositions	(3,218)	(10,542)
Foreign currency	7,784	(6,898)
Other	(92)	(73)
Ending balance	4,216,085	4,186,718	4,119,326
CCME [Member]
Goodwill [Line Items]
Beginning balance	3,212,427	3,140,198
Impairment		0
Acquisitions	24,842	82,844
Dispositions	(489)	(10,542)
Foreign currency	0	0
Other	(92)	(73)
Ending balance	3,236,688	3,212,427
Americas Outdoor Advertising [Member]
Goodwill [Line Items]
Beginning balance	571,932	571,932
Impairment		0
Acquisitions	0	0
Dispositions	0	0
Foreign currency	0	0
Other	0	0
Ending balance	571,932	571,932
International Outdoor Advertising [Member]
Goodwill [Line Items]
Beginning balance	285,261	290,310
Impairment		(1,146)
Acquisitions	0	2,995
Dispositions	(2,729)	0
Foreign currency	7,784	(6,898)
Other	0	0
Ending balance	290,316	285,261
Other [Member]
Goodwill [Line Items]
Beginning balance	117,098	116,886
Impairment		0
Acquisitions	51	212
Dispositions	0	0
Foreign currency	0	0
Other	0	0
Ending balance	$ 117,149	$ 117,098

Investments (Narrative) (Details) (Australian Radio Network [Member])	Dec. 31, 2012
Australian Radio Network [Member]
Percentage of ownership	50.00%

Investments (Schedule Of Investment In Nonconsolidated affiliates) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment, beginning balance				$ 359,687				$ 357,751	$ 359,687	$ 357,751
Cash advances (repayments)	(5,676)				(929)				(5,676)	(929)
Additions (dispositions) of investments, net									2,704	(6,316)
Equity in earnings (loss)	6,643	3,663	4,696	3,555	13,502	5,210	5,271	2,975	18,557	26,958	5,702
Foreign currency transaction adjustment									(3,018)	(234)	(12,783)
Foreign currency translation adjustment									3,210	(449)	5,916
Distributions received									(11,716)	(16,789)
Other	470				0				470	0
Investment, ending balance	370,912				359,687				370,912	359,687	357,751
ARN [Member]
Investment, beginning balance				347,377				342,785	347,377	342,785
Cash advances (repayments)	(8,758)				0				(8,758)	0
Additions (dispositions) of investments, net									0	0
Equity in earnings (loss)									18,621	20,958
Foreign currency transaction adjustment									(1,189)	(153)
Foreign currency translation adjustment									8,085	(1,125)
Distributions received									(11,074)	(15,088)
Other	0				0				0	0
Investment, ending balance	353,062				347,377				353,062	347,377
All Others [Member]
Investment, beginning balance				12,310				14,966	12,310	14,966
Cash advances (repayments)	3,082				(929)				3,082	(929)
Additions (dispositions) of investments, net									2,704	(6,316)
Equity in earnings (loss)									(64)	6,000
Foreign currency transaction adjustment									0	0
Foreign currency translation adjustment									(10)	290
Distributions received									(642)	(1,701)
Other	470				0				470	0
Investment, ending balance	$ 17,850				$ 12,310				$ 17,850	$ 12,310

Asset Retirement Obligation (Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligation [Abstract]
Asset Retirement Obligations Description	Due to the high rate of lease renewals over a long period of time, the calculation assumes that all related assets will be removed at some period over the next 50 years.

Asset Retirement Obligation (Schedule Of ARO Activity) (Details) (Asset Retirement Obligation Costs [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligation Costs [Member]
Beginning balance	$ 51,295	$ 52,099
Adjustment due to change in estimate of related costs	3,570	(3,174)
Accretion of liability	4,920	5,001
Liabilities settled	(2,936)	(2,631)
Ending balance	$ 56,849	$ 51,295

Long-Term Debt (Narrative) (Details) (USD $)	12 Months Ended			12 Months Ended			0 Months Ended														3 Months Ended							12 Months Ended		3 Months Ended				3 Months Ended
	Dec. 31, 2011	Oct. 30, 2015	Dec. 31, 2012	Dec. 31, 2012 C C Holdings Finco [Member]	Dec. 31, 2012 Other Stock Holders [Member]	Dec. 31, 2012 C C O H [Member]	Mar. 15, 2012 Subordinated Debt [Member]	Dec. 31, 2012 Subordinated Debt [Member]	Mar. 31, 2012 Tranche A Term Loan [Member]	Mar. 31, 2012 Tranche B Term Loan [Member]	Mar. 31, 2012 Tranche C Term Loan [Member]	Mar. 31, 2012 Delayed Draw Term Loan Facilities [Member]	May 02, 2016 Senior Cash Pay Notes [Member]	Dec. 31, 2012 Senior Cash Pay Notes [Member]	May 02, 2016 Senior Toggle Notes [Member]	Dec. 31, 2012 Senior Toggle Notes [Member]	Dec. 31, 2012 PIK [Member]	Dec. 31, 2012 Priority Guarantee Notes 2019 [Member]	Dec. 31, 2012 Priority Guarantee Notes 2021 [Member]	Mar. 31, 2011 Initial Notes [Member]	Jun. 30, 2011 Additional Notes [Member]	Dec. 31, 2012 6.5% Series A Senior Notes Due 2022 [Member]	Dec. 31, 2012 6.5% Series B Senior Notes Due 2022 [Member]	Dec. 31, 2012 7.625% Series B Senior Subordinated Notes [Member]	Dec. 31, 2012 7.625% Series A Senior Subordinated Notes [Member]	Dec. 31, 2012 Existing CCWH Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Clear Channel Senior Notes, 6.25% [Member]	Dec. 31, 2011 Senior Notes, 4.4% [Member]	Mar. 31, 2012 Clear Channel Senior Notes, 5% [Member]	Dec. 31, 2011 Senior Notes, 5.5% [Member] C C Holdings Finco [Member]	Dec. 31, 2010 Senior Notes, 7.65% [Member]	Dec. 31, 2010 Senior Notes, 4.5% [Member]	Mar. 31, 2012 Senior Secured Credit Facility [Member]	Mar. 31, 2011 Senior Secured Credit Facility [Member]	Dec. 31, 2014 Senior Secured Credit Facility [Member]	Dec. 31, 2013 Senior Secured Credit Facility [Member]	Jun. 30, 2013 Senior Secured Credit Facility [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Post Amendments [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Fed Fund Rate [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Maximum [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Median [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Minimum [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche A Term Loan [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche A Term Loan [Member] Post Amendments [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche A Term Loan [Member] Base Rate Loans [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche A Term Loan [Member] Euro Currency Rate Loans [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche B Term Loan [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche B Term Loan [Member] Base Rate Loans [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche B Term Loan [Member] Euro Currency Rate Loans [Member]	Dec. 31, 2012 Senior Secured Credit Facility [Member] Tranche C Term Loan [Member]	Dec. 31, 2012 Receivables Based Facility [Member]	Mar. 31, 2011 Receivables Based Facility [Member] Before Amendments [Member]	Mar. 31, 2011 Receivables Based Facility [Member] Post Amendments [Member]	Dec. 31, 2012 Receivables Based Facility [Member] Base Rate Loans [Member]	Dec. 31, 2012 Receivables Based Facility [Member] Euro Currency Rate Loans [Member]	Dec. 31, 2012 Receivables Based Facility [Member] Fed Fund Rate [Member]	Dec. 31, 2012 Receivables Based Facility [Member] Maximum [Member] Base Rate Loans [Member]	Dec. 31, 2012 Receivables Based Facility [Member] Maximum [Member] Euro Currency Rate Loans [Member]	Dec. 31, 2012 Receivables Based Facility [Member] Minimum [Member]	Dec. 31, 2012 Receivables Based Facility [Member] Minimum [Member] Base Rate Loans [Member]	Dec. 31, 2012 Receivables Based Facility [Member] Minimum [Member] Euro Currency Rate Loans [Member]	Mar. 31, 2012 Revolving Credit Facility [Member]
Long Term Debt Other Disclosures [Abstract]
Weighted average interest rate	6.20%		6.70%
Principal amount																				$ 1,000,000,000	$ 750,000,000									$ 249,900,000
Stated interest rate														10.75%		11.00%	11.75%													5.00%		7.65%	4.50%
Maturity date														2016		2016	2016																																				December 24, 2017
Market value	16,200,000,000		18,600,000,000
Discount			33,000,000																		46,200,000	7,400,000
Percentage of principal sale price																		99.00%			93.85%
Deferred finance costs																		11,900,000		39,500,000	7,100,000	30,000,000			40,000,000
Line of credit facility maximum borrowing capacity																																																					535,000,000	783,500,000	625,000,000									10,000,000
Percentage of eligible accounts receivable																																																					90.00%
Amount outstanding		500,000,000											500,000,000		500,000,000												1,700,000,000												9,075,500,000						846,900,000				7,714,900,000			513,700,000
Base maximum incremental term loans permitted																																							1,500,000,000	5,000,000,000
Amount of debt already issued																																								2,000,000,000
Percentage of EBITDA over base maximum incremental																																							0.65%
Margin percentages																																									0.50%						2.40%	3.40%		2.65%	3.65%					0.75%	1.75%	0.50%	1.00%	2.00%		0.50%	1.50%
Percentage of subsidary stock as collateral																																							100.00%
Initial commitment fee rate																																																					0.38%								0.25%
Maximum percentage of unused commitments to total commitments																																																					50.00%
Ratio of Series A to Series B																						25.00%			25.00%
Payment Terms [Abstract]
Loss on extinguishment of debt as a result of write-off of deferred debt issuance costs																																		15,200,000	5,700,000
Repayment																					203,800,000							692,700,000	140,200,000	50,100,000				2,096,200,000
Face value of debt repaid																															80,000,000	138,800,000	240,000,000
Payments for repurchases of debt																										1,724,700,000					57,100,000
Proceeds available for repayment of debt																					703,800,000
Prepayment of indebtedness outstanding under credit facilities	500,000,000
Permissable amount to be repaid with cash on hand																																														200,000,000
Prepayment of debt																																		7,600,000	500,000,000
Voluntary debt prepayment									16,200,000	129,800,000	10,000,000	14,500,000																						170,500,000
Accrued interest paid																																5,100,000
Redemption percentage of face value before redemption date														100.00%		100.00%		100.00%	100.00%			100.00%	100.00%	100.00%	100.00%
Redemption date														August 1, 2012		August 1, 2012		July 15, 2015	March 1, 2016			November 15, 2017	November 15, 2017	March 15, 2015	March 15, 2015
Percentage of aggregate principal redeemable																		40.00%	40.00%			40.00%	40.00%	40.00%	40.00%
Redemption percentage of face value after redemption date																		109.00%	109.00%			106.50%	106.50%	107.63%	107.63%
Obligated payment to bondholders																57,400,000
Exchange of debt																										2,000,000,000
Payment Terms Percentages [Abstract]
Percentage of excess cash flow permitted to prepay outstanding debt																																										50.00%	25.00%	0.00%
Percentage of proceeds of asset sales permitted to prepay outstanding debt																																										100.00%
Percentage of proceeds of subsidiary sales permitted to prepay outstanding debt																																										100.00%	75.00%	50.00%
Percentage of net proceeds of debt permitted to prepay outstanding debt																																										100.00%
Consolidated leverage ratio																																							7.00%
Use Of Proceeds [Abstract]
Proceeds from issuance of senior secured debt				1,925,700,000		2,170,400,000
Proceeds available for general corporate purposes																					500,000,000
Related party loan to CCOI								2,167,000,000
Dividends declared per share							$ 6.0832
Dividends payable date of record							March 12, 2012
Maximum permissable dividends																							525,000,000	525,000,000
Dividends paid to noncontrolling interest					244,700,000
Principal amount held for subsidiary																												57,300,000	109,800,000
Special cash dividends date paid							March 15, 2012
Certain Covenants [Abstract]
Consolidated EBITDA for preceeding four quarters																																							2,000,000,000
EBITDA Adjustment - Closures and consolidation of facilities																																							80,200,000
EBITDA Adjustment - Non-recurring or unusual gains or losses																																							51,000,000
EBITDA Adjustment - Non-cash items																																							45,500,000
EBITDA Adjustment - Various other items																																							18,500,000
EBITDA Adjustment - Cash received from nonconsolidated affiliates																																							$ 20,100,000
Maximum ratio of total debt to EBITDA																						7	7	7	7											8.75	9	9.25	9.5
Current ratio of total debt to EBITDA																																							5.9
Aggregate percentage of commitments																																																					10.00%
Minimum fixed charge coverage ratio																																																					1
Maximum ratio of senior debt to EBITDA																						5	5

Long-Term Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Total debt	$ 20,747,097	$ 20,207,169
Less: current portion	381,728	268,638
Total long-term debt	20,365,369	19,938,531
Senior Cash Pay Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated interest rate	10.75%
Senior Toggle Notes Due 2016 [Member]
Debt Instrument [Line Items]
Stated interest rate	11.00%
Purchase Accounting Adjustments And Original Issue Discount [Member]
Debt Instrument [Line Items]
Total debt	(408,921)	(514,336)
Secured Debt [Member]
Debt Instrument [Line Items]
Total debt	12,850,787	14,577,149
Secured Debt [Member] | Term Loan A Facility Due 2014 [Member]
Debt Instrument [Line Items]
Total debt	846,890	1,087,090
Maturity date	2014
Secured Debt [Member] | Term Loan B Facility Due 2016 [Member]
Debt Instrument [Line Items]
Total debt	7,714,843	8,735,912
Maturity date	2016
Secured Debt [Member] | Term Loan C - Asset Sale Facility Due 2016 [Member]
Debt Instrument [Line Items]
Total debt	513,732	670,845
Maturity date	2016
Secured Debt [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Total debt		1,325,550
Maturity date	2014
Secured Debt [Member] | Delayed Draw Term Loan Facilities Due 2016 [Member]
Debt Instrument [Line Items]
Total debt		976,776
Maturity date	2016
Secured Debt [Member] | Receivables Based Facility Due 2014 [Member]
Debt Instrument [Line Items]
Maturity date	2014
Secured Debt [Member] | Priority Guarantee Notes Due 2019 [Member]
Debt Instrument [Line Items]
Total debt	1,999,815
Maturity date	2019
Secured Debt [Member] | Priority Guarantee Notes Due 2021 [Member]
Debt Instrument [Line Items]
Total debt	1,750,000	1,750,000
Maturity date	2021
Secured Debt [Member] | Other Secured Subsidiary Debt [Member]
Debt Instrument [Line Items]
Total debt	25,507	30,976
Senior Notes [Member] | Senior Cash Pay Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total debt	796,250	796,250
Maturity date	2016
Senior Notes [Member] | Senior Toggle Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total debt	829,831	829,831
Maturity date	2016
Senior Notes [Member] | 5.0% Senior Notes Due 2012 [Member]
Debt Instrument [Line Items]
Total debt		249,851
Stated interest rate	5.00%
Maturity date	2012
Senior Notes [Member] | 5.75% Senior Notes Due 2013 [Member]
Debt Instrument [Line Items]
Total debt	312,109	312,109
Stated interest rate	5.75%
Maturity date	2013
Senior Notes [Member] | 5.5% Senior Notes Due 2014 [Member]
Debt Instrument [Line Items]
Total debt	461,455	461,455
Stated interest rate	5.50%
Maturity date	2014
Senior Notes [Member] | 4.9% Senior Notes Due 2015 [Member]
Debt Instrument [Line Items]
Total debt	250,000	250,000
Stated interest rate	4.90%
Maturity date	2015
Senior Notes [Member] | 5.5% Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Total debt	250,000	250,000
Stated interest rate	5.50%
Maturity date	2016
Senior Notes [Member] | 6.875% Senior Debentures Due 2018 [Member]
Debt Instrument [Line Items]
Total debt	175,000	175,000
Stated interest rate	6.88%
Maturity date	2018
Senior Notes [Member] | 7.25% Senior Debentures Due 2027 [Member]
Debt Instrument [Line Items]
Total debt	300,000	300,000
Stated interest rate	7.25%
Maturity date	2027
Senior Notes [Member] | 9.25% Series A Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Total debt		500,000
Stated interest rate	9.25%
Maturity date	2017
Senior Notes [Member] | 9.25% Series B Senior Notes Due 2017 [Member]
Debt Instrument [Line Items]
Total debt		2,000,000
Stated interest rate	9.25%
Maturity date	2017
Senior Notes [Member] | 6.5% Series A Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Total debt	735,750
Stated interest rate	6.50%
Maturity date	2022
Senior Notes [Member] | 6.5% Series B Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Total debt	1,989,250
Stated interest rate	6.50%
Maturity date	2022
Senior Subordinated Debt [Member] | 7.625% Series A Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Total debt	275,000
Stated interest rate	7.63%
Maturity date	2020
Senior Subordinated Debt [Member] | 7.625% Series B Senior Subordinated Notes [Member]
Debt Instrument [Line Items]
Total debt	1,925,000
Senior Subordinated Debt [Member] | 6.5% Series B Senior Notes Due 2022 [Member]
Debt Instrument [Line Items]
Stated interest rate	7.63%
Maturity date	2020
Other Subsidiary Debt [Member] | Other Clear Channel Subsidiary Debt [Member]
Debt Instrument [Line Items]
Total debt	$ 5,586	$ 19,860

Long-Term Debt (Schedule Of Repayments, Maturities and Other) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2010 CC Investments [Member]	Dec. 31, 2011 CC Finco, LLC [Member]
Principal amount of debt repurchased		$ 185,185	$ 80,000
Deferred loan costs and other		104
Purchase accounting adjustments	33,000		(20,476)
Gain recorded in "Other income (expense) - net"		(60,289)	(4,274)
Cash paid for repurchases of long-term debt		$ 125,000	$ 55,250

Long-Term Debt (Schedule of Debt Maturities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Debt Maturities [Abstract]
2013	$ 381,729
2014	1,331,856
2015	270,959
2016	10,016,646
2017	74
Thereafter	9,154,754
Total	$ 21,156,018

Fair Value Measurements (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurements [Abstract]
Other than temporary impairment of cost investments	$ 2,000,000
Other than temporary impairment for equity method investments	2,600,000	4,800,000	6,500,000
Notional amount	2,500,000,000
Fair value of interest rate swaps	$ 76,900,000	$ 159,100,000

Fair Value Measurements (Schedule Of Available For Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 12,976	$ 12,552
Gross unrealized gains	106,220	65,214
Fair value	119,196	77,766
Available-for sale [Member]
Cost	5,207	7,786
Gross unrealized gains	106,220	65,214
Fair value	111,427	73,000
Other cost investments [Member]
Cost	7,769	4,766
Fair value	$ 7,769	$ 4,766

Fair Value Measurements (Schedule Of Accumulated Other Comprehensive Loss - Interest Rate Swaps) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss)
Balance at beginning of year	$ 100,292	$ 134,067
Other comprehensive income	52,112	33,775
Balance at end of year	$ 48,180	$ 100,292

Commitments And Contingencies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 signs	Dec. 31, 2011	Dec. 31, 2010
Maximum aggregate contingency subject to performance requirements of the seller	$ 30,000,000
Rent expense	1,140,000,000	1,160,000,000	1,100,000,000
Payment of income tax expense due to settlement	$ 10,900,000
Static signs converted to digital	83

Commitments And Contingencies (Schedule Of Future Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Non-Cancelable Operating Leases [Abstract]
2013	$ 380,288
2014	330,397
2015	316,951
2016	255,262
2017	210,444
Thereafter	1,283,847
Total	2,777,189
Non-Cancelable Contracts [Abstract]
2013	561,837
2014	473,937
2015	418,056
2016	311,899
2017	154,668
Thereafter	450,526
Total	2,370,923
Capital Expenditure Commitments [Abstract]
2013	80,143
2014	25,426
2015	21,273
2016	7,688
2017	11,112
Thereafter	932
Total	146,574
Employment Contracts Future Minimum Payments Due [Abstract]
2013	85,762
2014	66,304
2015	60,383
2016	58,320
2017	17,536
Thereafter	0
Total	$ 288,305

Guarantees (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
GuaranteeObligationsLineItems
Surety bonds outstanding	$ 50
Letters of credit outstanding	137.7
Cash securing letters of credit	70.7
Letters of credit as collateral	5
Outstanding bank guarantees	51.8
Cash collateral of bank guarantees	$ 4.6

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets Net Current Classification [Abstract]
Current net deferred tax assets included in net deferred tax liabilities	$ 19,200,000	$ 16,600,000
Deferred tax assets related to stock-based compensation expense included in net deferred tax liabilities	28,700,000
Deferred Tax Assets Operating Loss Carryforwards Components [Abstract]
Net operating loss carryforwards	(1,107,594,000)	(917,078,000)
Latest expiration date of net operating loss carryforwards	2032
Income Loss From Continuing Operations Before Income Taxes Minority Interest And Income Loss From Equity Method Investments [Abstract]
Foreign income before taxes	84,000,000	94,000,000	40,800,000
Income Tax Reconciliation Tax Settlements [Abstract]
Settlement of U.S. Federal and state tax examinations	67,300,000	51,100,000
Unrecognized Tax Benefits Income Tax Penalties And Interest Accrued [Abstract]
Interest and penalties accrued related to unrecognized tax benefits	50,500,000	61,000,000
Total unrecognized tax benefits and accrued interest and penalties	188,900,000	236,800,000
Portion of unrecognized tax benefits, interest and penalties recorded in "Other long-term liabilities"	158,321,000	212,672,000
Portion of unrecognized tax benefits, interest and penalties included in "Accrued Expenses"	500,000	4,500,000
Noncurrent portion of unrecognized tax benefits netted against deferred tax assets	30,000,000
Unrecognized tax benefits that would impact effective tax rate	107,000,000	146,000,000
Reduction to income tax expense to reflect the net benefits of tax settlements	60,600,000	16,300,000
Income tax settlement inclusive of interest paid to foreign tax agencies	7,200,000
Income tax settlement paid to the IRS	22,400,000
Valuation Allowance [Abstract]
Valuation allowance			$ 13,600,000

Income Taxes (Schedule Of Provision For Income Tax Benefit (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit [Abstract]
Current - Federal									$ 61,655	$ 18,608	$ (4,534)
Current - foreign									(48,579)	(51,293)	(41,388)
Current - state									(9,408)	14,719	(5,278)
Total current benefit (expense)									3,668	(17,966)	(51,200)
Deferred - Federal									261,014	126,078	211,137
Deferred - foreign									27,970	13,708	(3,859)
Deferred - state									15,627	4,158	3,902
Total deferred tax benefit									304,611	143,944	211,180
Income tax benefit (expense)	$ 128,986	$ 13,232	$ 8,663	$ 157,398	$ 3,468	$ 20,665	$ 9,184	$ 92,661	$ 308,279	$ 125,978	$ 159,980

Income Taxes (Schedule Of Deferred Tax Liabilities And Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Liabilities [Abstract]
Intangibles and fixed assets	$ 2,418,558	$ 2,381,177
Long-term debt	381,712	465,201
Foreign	21,828	43,305
Investments in nonconsolidated affiliates	49,654	46,502
Unrealized loss in marketable securities	13,768
Other investments	2,122	7,068
Other	5,480	25,834
Total deferred tax liabilities	2,893,122	2,969,087
Deferred Tax Assets [Abstract]
Accrued expenses	82,550	92,038
Unrealized gain in marketable securites		6,833
Net operating losses	1,107,594	917,078
Bad debt reserves	8,418	10,767
Deferred income	553	590
Other	35,693	33,931
Total deferred tax assets	1,234,808	1,061,237
Less: Valuation allowance	12,312	14,177
Net deferred tax assets	1,222,496	1,047,060
Net deferred tax liabilities	$ 1,670,626	$ 1,922,027

Income Taxes (Schedule Of Computation From Income Tax At Federal Rate To Income Tax Benefit (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Income Tax Rates [Abstract]
Income tax benefit (expense) at statutory rates	$ 251,814	$ 137,903	$ 217,991
State income taxes, net of Federal tax benefit	6,218	18,877	(1,376)
Foreign taxes	8,782	(4,683)	(30,967)
Nondeductible items	(4,617)	(3,154)	(3,165)
Changes in valuation allowance and other estimates	50,697	(15,816)	(16,263)
Other, net	(4,615)	(7,149)	(6,240)
Income tax benefit	$ 308,279	$ 125,978	$ 159,980
Reconciliation of Income Tax Rates Percentages [Abstract]
Income tax benefit (expense) at statutory rates	35.00%	35.00%	35.00%
State income taxes, net of Federal tax benefit	1.00%	5.00%	(0.10%)
Foreign taxes	2.00%	(1.00%)	(5.00%)
Nondeductible items	(1.00%)	(1.00%)	(0.10%)
Changes in valuation allowance and other estimates	7.00%	(4.00%)	(3.00%)
Other, net	(1.00%)	(2.00%)	(1.00%)
Income tax benefit	43.00%	32.00%	26.00%

Income Taxes (Schedule Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Balance at beginning of period	$ 175,782	$ 225,469
Increases for tax position taken in the current year	10,575	5,373
Increases for tax positions taken in previous years	14,774	12,115
Decreases for tax position taken in previous years	(55,113)	(37,677)
Decreases due to settlements with tax authorities	(7,581)	(29,443)
Decreases due to lapse of statute of limitations		(55)
Balance at end of period	$ 138,437	$ 175,782

Member's Interest (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 19, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share Based Arrangements To Obtain Goods And Services [Abstract]
Options granted vest based on market conditions		$ 15,700,000
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures [Abstract]
Weighted average grant date fair value of options granted		$ 2.68	$ 2.69	$ 4.79
Tax benefit related to the share-based compensation expense		10,800,000	7,900,000	13,000,000
Unrecognized compensation cost, net of estimated forfeitures, related to unvested share-based compensation arrangements that will vest based on service conditions.		30,300,000
Replacement stock options	1,800,000
Incremental compensation expense	1,700,000
Compensation expense recognized related to tax assistance program	2,600,000
Restricted shares issued in connection with the tax assistance program		652,000
Put option purchase price per share				$ 36
Restricted shares issued in connection with voluntary stock option exchange		3,300,000
CCMH [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures [Abstract]
Fair value of options vested		3,900,000	3,800,000	4,500,000
CCOH [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures [Abstract]
Weighted average grant date fair value of options granted		$ 4.43	$ 8.3	$ 5.65
Fair value of options vested		11,500,000	8,200,000	15,900,000
Cash received for options exercised		6,400,000	1,400,000	900,000
Total instrinsic value of the options exercised		$ 7,900,000	$ 1,500,000	$ 1,100,000
CCMH Restricted Stock [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures [Abstract]
Stock options repurchased	900,000
2008 Executive Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award Options Additional Disclosures [Abstract]
Stock options granted under the Clear Channel 2008 Executive Incentive Plan	2,000,000

Member's Interest (Schedule Of Assumptions Used In Fair Value Calculation) (Details)	12 Months Ended
	Dec. 31, 2012 years	Dec. 31, 2011 years	Dec. 31, 2010 years
CCMH [Member]
Member's Interest [Abstract]
Expected volatility, minimum	71.00%	67.00%	58.00%
Expected volatility, maximum	77.00%	67.00%	58.00%
Expected life in years, minimum	6.3	6.3	5
Expected life in years, maximum	6.5	6.5	7
Risk-free interest rate, minimum	0.97%	1.22%	2.03%
Risk-free interest rate, maximum	1.55%	2.37%	2.74%
Dividend yield	0.00%	0.00%	0.00%
CCOH [Member]
Member's Interest [Abstract]
Expected volatility, minimum	54.00%	57.00%	58.00%
Expected volatility, maximum	56.00%	57.00%	58.00%
Expected life in years, minimum	6.3	6.3	5.5
Expected life in years, maximum	6.3	6.3	7
Risk-free interest rate, minimum	0.92%	1.26%	1.38%
Risk-free interest rate, maximum	1.48%	2.75%	3.31%
Dividend yield	0.00%	0.00%	0.00%

Member's Interest (Schedule Of Stock Options Outstanding) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2012 CCMH [Member] years	Dec. 31, 2012 CCOH [Member] years	Dec. 31, 2012 CCMH Restricted Stock [Member]	Dec. 31, 2011 CCMH Restricted Stock [Member]	Dec. 31, 2012 CCOH Restricted Stock [Member]	Dec. 31, 2011 CCOH Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Outstanding, January 1, 2012		5,042	8,991	2,607	445	1,085	83
Granted		249	2,812
Exercised			(1,029)
Exchanged		(2,024)
Forfeited		(375)	(884)
Expired		(100)	(1,509)
Outstanding, December 31, 2012		2,792	8,381	2,607	445	1,085	83
Exercisable		1,204	4,548
Expected to Vest		968	3,574
Outstanding, January 1, 2012		$ 22.49	$ 15.1
Granted		$ 10	$ 6.64
Exercised	$ 36		$ 4.06
Exchanged		$ 10
Forfeited		$ 16.97	$ 7.87
Expired		$ 32.66	$ 12.23
Outstanding, December 31, 2012		$ 30.82	$ 9.22
Exercisable		$ 26.95	$ 11.26
Expected to Vest		$ 33.14	$ 9.53
Outstanding, December 31, 2012		6.5	6.2
Exercisable		5.7	4.5
Expected to Vest		7.9	8.3
Outstanding, December 31, 2012			$ 8,813
Exercisable			4,792
Expected to Vest			$ 1,186

Member's Interest (Schedule Of Unvested Options) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CCMH [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Unvested, January 1, 2012	4,048
Granted	249
Vested	(501)
Exchanged	(1,833)
Forfeited	(375)
Unvested, December 31, 2012	1,588
Unvested, January 1, 2012	$ 11.38	$ 7.1
Granted	$ 2.68
Vested	$ 7.74
Exchanged	$ 3.38
Forfeited	$ 3.34
Unvested, December 31, 2012	$ 11.38	$ 7.1
CCOH [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Unvested, January 1, 2012	3,993
Granted	2,812
Vested	(2,088)
Forfeited	(884)
Unvested, December 31, 2012	3,833
Unvested, January 1, 2012	$ 5.19	$ 6.41
Granted	$ 4.43
Vested	$ 5.48
Forfeited	$ 5.8
Unvested, December 31, 2012	$ 5.19	$ 6.41
CCMH Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Granted	4,204
Vested	(1,380)
Forfeited	(662)
Granted	$ 2.93
Vested	$ 8.32
Forfeited	$ 3.01
CCOH Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Granted	1,267
Vested	(190)
Forfeited	(75)
Unvested, January 1, 2012	$ 6.26	$ 8.69
Granted	$ 6.04
Vested	$ 5.35
Forfeited	$ 9.03
Unvested, December 31, 2012	$ 6.26	$ 8.69

Member's Interest (Schedule Of Restricted Stock Awards) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
CCMH [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Outstanding, January 1, 2012	5,042
Granted	249
Vested (restriction lapsed)	(501)
Forfeited	(375)
Outstanding, December 31, 2012	2,792
Granted	$ 2.68
Vested (restriction lapesd)	$ 7.74
Forfeited	$ 3.34
CCOH [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Outstanding, January 1, 2012	8,991
Granted	2,812
Vested (restriction lapsed)	(2,088)
Forfeited	(884)
Outstanding, December 31, 2012	8,381
Granted	$ 4.43
Vested (restriction lapesd)	$ 5.48
Forfeited	$ 5.8
CCMH Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Outstanding, January 1, 2012	445
Granted	4,204
Vested (restriction lapsed)	(1,380)
Forfeited	(662)
Outstanding, December 31, 2012	2,607
Outstanding, January 1, 2012	$ 36
Granted	$ 2.93
Vested (restriction lapesd)	$ 8.32
Forfeited	$ 3.01
Outstanding, December 31, 2012	$ 5.69
CCOH Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award Line Items
Outstanding, January 1, 2012	83
Granted	1,267
Vested (restriction lapsed)	(190)
Forfeited	(75)
Outstanding, December 31, 2012	1,085
Granted	$ 6.04
Vested (restriction lapesd)	$ 5.35
Forfeited	$ 9.03

Member's Interest (Share Based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ShareBasedCompensationAbstract
Total share based compensation expense	$ 28,540	$ 20,667	$ 34,246
Direct operating expenses [Member]
ShareBasedCompensationAbstract
Total share based compensation expense	11,011	10,013	11,996
Selling, general & administrative expenses [Member]
ShareBasedCompensationAbstract
Total share based compensation expense	6,378	5,359	7,109
Corporate expenses [Member]
ShareBasedCompensationAbstract
Total share based compensation expense	$ 11,151	$ 5,295	$ 15,141

Employee Stock And Savings (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Compensation Arrangement With Individual Postretirement Benefits [Line Items]
Contribution	$ 29.5	$ 27.8	$ 29.8
Deferred compensation plan assets	10.6	10.5
Deferred compensation plan liabilities	$ 10.6	$ 10.5
Deferred Compensation
Deferred Compensation Arrangement With Individual Postretirement Benefits [Line Items]
Maximum annual election of deferment	50.00%
Deferred bonus [Member]
Deferred Compensation Arrangement With Individual Postretirement Benefits [Line Items]
Maximum annual election of deferment	80.00%

Other Information (Schedule Of Other Income (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Information [Abstract]
Foreign exchange gain (loss)									$ (3,018)	$ (234)	$ (12,783)
Other									3,268	(2,935)	(1,051)
Total other income (expense) - net	$ 1,929	$ 824	$ (1,397)	$ (1,106)	$ (5,370)	$ 3,033	$ (4,517)	$ 3,685	$ 250	$ (3,169)	$ (13,834)

Other Information (Schedule Of Income Tax Benefit (Expense)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Information [Abstract]
Foreign currency translation adjustment	$ 3,210	$ (449)	$ 5,916
Unrealized holding gain on marketable securities	15,324	2,667	14,475
Unrealized holding gain on cash flow derivatives	30,074	20,157	9,067
Total increase in deferred tax liabilities	$ 48,608	$ 22,375	$ 29,458

Other Information (Schedule Of Other Current Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Information [Abstract]
Inventory	$ 23,110	$ 21,157
Deferred tax asset	19,249	16,573
Deposits	10,277	15,167
Deferred loan costs	44,446	53,672
Other	70,126	89,582
Total other current assets	$ 167,208	$ 196,151

Other Information (Schedule Of Other Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Information [Abstract]
Investment in, and advances to, nonconsolidated affiliates	$ 370,912	$ 359,687
Other investments	119,196	77,766
Notes receivable	363	512
Prepaid expenses	32,382	600
Deferred loan costs	157,726	188,823
Deposits	18,420	17,790
Prepaid rent	71,942	79,244
Other	28,942	36,917
Non-qualified plan assets	10,593	10,539
Total other assets	$ 810,476	$ 771,878

Other Information (Schedule OF Other Current Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Information [Abstract]
Interest rate swap - current portion	$ 76,939
Redeemable noncontrolling interest	60,950
Total other current liabilities	$ 137,889	$ 0

Other Information (Schedule Of Other Long-Term Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other Information [Abstract]
Unrecognized tax benefits	$ 158,321	$ 212,672
Asset retirement obligation	56,047	50,983
Non-qualified plan liabilities	10,593	10,539
Interest rate swap		159,124
Deferred income	12,121	15,246
Redeemable noncontrolling interest		57,855
Deferred rent	106,394	81,599
Employee related liabilities	24,265	40,145
Other	82,776	79,725
Total other long-term liabilities	$ 450,517	$ 707,888

Other Information (Schedule Of Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Information [Abstract]
Cumulative currency translation adjustment	$ (178,372)	$ (212,761)
Cumulative unrealized gain (losses) on security	66,982	41,302
Cumulative other adjustments	6,286	5,708
Cumulative unrealized gain (losses) on cash flow derivatives	(48,180)	(100,292)	(134,067)
Total accumulated other comprehensive loss	$ (153,284)	$ (266,043)

Segment Data (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Geographic Areas Revenues From External Customers [Abstract]
Revenues derived from foreign operations	$ 1,700,000,000	$ 1,800,000,000	$ 1,700,000,000
Revenues derived from U.S. operations	4,500,000,000	4,300,000,000	4,200,000,000
Geographic Areas Long Lived Assets [Abstract]
Identifiable long-lived assets derived from foreign operations	805,200,000	797,700,000	802,400,000
Identifiable long-lived assets derived from U.S. operations	$ 2,200,000,000	$ 2,300,000,000	$ 2,300,000,000

Segment Data (Schedule Of Operating Segment Results) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 1,696,336	$ 1,587,331	$ 1,602,494	$ 1,360,723	$ 1,652,788	$ 1,583,352	$ 1,604,386	$ 1,320,826	$ 6,246,884	$ 6,161,352	$ 5,865,685
Direct operating expenses	650,495	624,526	607,095	614,434	635,789	654,163	630,015	584,069	2,496,550	2,504,036	2,381,647
Selling, general and administrative expenses	431,841	419,855	398,123	423,628	421,952	402,160	420,436	372,710	1,673,447	1,617,258	1,570,212
Depreciation and amortization	189,730	182,350	181,839	175,366	192,422	197,532	189,641	183,711	729,285	763,306	732,869
Impairment charges	37,651	0	0	0	7,614	0	0	0	37,651	7,614	15,364
Corporate expenses	76,861	70,811	71,158	69,198	64,016	54,247	56,486	52,347	288,028	227,096	284,042
Other operating income - net	968	42,118	1,917	3,124	(771)	(6,490)	3,229	16,714	48,127	12,682	(16,710)
Operating income (loss)	310,726	331,907	346,196	81,221	330,224	268,760	311,037	144,703	1,070,050	1,054,724	864,841
Intersegment revenues									66,719	63,892	63,269
Segment assets	16,292,713				16,542,039				16,292,713	16,542,039	17,460,382
Capital expenditures									390,280	362,281	241,464
Share-based compensation expense									28,540	20,667	34,246
CCME [Member]
Segment Reporting Information [Line Items]
Revenue									3,084,780	2,986,828	2,869,499
Direct operating expenses									873,165	849,265	808,867
Selling, general and administrative expenses									997,511	980,960	963,853
Depreciation and amortization									271,399	268,245	256,673
Operating income (loss)									942,705	888,358	840,106
Intersegment revenues											275
Segment assets	8,201,798				8,364,246				8,201,798	8,364,246	8,411,953
Capital expenditures									65,821	50,198	27,781
Share-based compensation expense									6,985	4,606	7,152
Americas Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue									1,279,257	1,252,725	1,216,930
Direct operating expenses									586,666	571,779	560,378
Selling, general and administrative expenses									212,794	201,124	199,990
Depreciation and amortization									192,023	211,056	198,896
Operating income (loss)									287,774	268,766	257,666
Intersegment revenues									1,175	4,141	4,173
Segment assets	3,835,235				3,886,098				3,835,235	3,886,098	4,415,901
Capital expenditures									117,647	122,505	92,235
Share-based compensation expense									5,875	7,601	9,207
International Outdoor Advertising [Member]
Segment Reporting Information [Line Items]
Revenue									1,667,687	1,751,149	1,581,064
Direct operating expenses									1,024,596	1,067,022	999,594
Selling, general and administrative expenses									364,502	339,748	294,666
Depreciation and amortization									205,258	219,908	214,692
Operating income (loss)									73,331	124,471	72,112
Intersegment revenues									80
Segment assets	2,256,309				2,166,173				2,256,309	2,166,173	2,222,121
Capital expenditures									150,129	166,044	103,038
Share-based compensation expense									4,529	3,165	2,746
Other [Member]
Segment Reporting Information [Line Items]
Revenue									281,879	234,542	261,461
Direct operating expenses									25,088	27,807	27,953
Selling, general and administrative expenses									152,394	147,481	159,827
Depreciation and amortization									45,568	49,827	52,965
Operating income (loss)									58,829	9,427	20,716
Intersegment revenues									65,464	59,751	58,821
Segment assets	815,435				809,212				815,435	809,212	812,189
Capital expenditures									17,438	5,737	7,682
Corporate and Other Reconciling Items [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization									15,037	14,270	9,643
Impairment charges									37,651	7,614	15,364
Corporate expenses									288,028	227,096	284,042
Other operating income - net									48,127	12,682	(16,710)
Operating income (loss)									(292,589)	(236,298)	(325,759)
Segment assets	1,183,936				1,316,310				1,183,936	1,316,310	1,598,218
Capital expenditures									39,245	19,490	10,728
Share-based compensation expense									11,151	5,295	15,141
Eliminations [Member]
Segment Reporting Information [Line Items]
Revenue									(66,719)	(63,892)	(63,269)
Direct operating expenses									(12,965)	(11,837)	(15,145)
Selling, general and administrative expenses									$ (53,754)	$ (52,055)	$ (48,124)

Quarterly Results of Operations (Unaudited) (Schedule Of CY Quarterly Profit And Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Results of Operations (Unaudited) [Abstract]
Revenue	$ 1,696,336	$ 1,587,331	$ 1,602,494	$ 1,360,723	$ 1,652,788	$ 1,583,352	$ 1,604,386	$ 1,320,826	$ 6,246,884	$ 6,161,352	$ 5,865,685
Operating Expenses [Abstract]
Direct operating expenses	650,495	624,526	607,095	614,434	635,789	654,163	630,015	584,069	2,496,550	2,504,036	2,381,647
Selling, general and administrative expenses	431,841	419,855	398,123	423,628	421,952	402,160	420,436	372,710	1,673,447	1,617,258	1,570,212
Corporate expenses	76,861	70,811	71,158	69,198	64,016	54,247	56,486	52,347	288,028	227,096	284,042
Depreciation and amortization	189,730	182,350	181,839	175,366	192,422	197,532	189,641	183,711	729,285	763,306	732,869
Impairment charges	37,651	0	0	0	7,614	0	0	0	37,651	7,614	15,364
Other operating income (expense) - net	968	42,118	1,917	3,124	(771)	(6,490)	3,229	16,714	48,127	12,682	(16,710)
Operating income (loss)	310,726	331,907	346,196	81,221	330,224	268,760	311,037	144,703	1,070,050	1,054,724	864,841
Interest expense	400,930	388,210	385,867	374,016	368,397	369,233	358,950	369,666	1,549,023	1,466,246	1,533,341
Loss on marketable securities	(4,580)	0	0	0	(4,827)	0	0	0	(4,580)	(4,827)	(6,490)
Equity in earnings of nonconsolidated affiliates	6,643	3,663	4,696	3,555	13,502	5,210	5,271	2,975	18,557	26,958	5,702
(Gain) loss on extinguishment of debt	(239,556)	0	0	(15,167)	0	4,274	0	(5,721)	(254,723)	(1,447)	60,289
Other income (expense) - net	1,929	824	(1,397)	(1,106)	(5,370)	3,033	(4,517)	3,685	250	(3,169)	(13,834)
Loss before income taxes	(325,768)	(51,816)	(36,372)	(305,513)	(34,868)	(87,956)	(47,159)	(224,024)	(719,469)	(394,007)	(622,833)
Income tax benefit	(128,986)	(13,232)	(8,663)	(157,398)	(3,468)	(20,665)	(9,184)	(92,661)	(308,279)	(125,978)	(159,980)
Consolidated net loss	(196,782)	(38,584)	(27,709)	(148,115)	(31,400)	(67,291)	(37,975)	(131,363)	(411,190)	(268,029)	(462,853)
Less amount attributable to noncontrolling interest	(5,518)	11,977	11,316	(4,486)	11,627	6,765	15,204	469	13,289	34,065	16,236
Net income (loss) attributable to the Company	$ (191,264)	$ (50,561)	$ (39,025)	$ (143,629)	$ (43,027)	$ (74,056)	$ (53,179)	$ (131,832)	$ (424,479)	$ (302,094)	$ (479,089)

Certain Relationships And Related Party Transactions (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Certain Relationships And Related Party Transactions [Abstract]
Management fee, rate per year	$ 15,000,000
Management fees	15,900,000	15,700,000	17,100,000
Total authorized stock repurchase amount	100,000,000
Open market purchase amount	100,000,000
CC Finco, LLC [Member]
Certain Relationships And Related Party Transactions [Abstract]
Total authorized stock repurchase amount	692,887	16,400,000
Shares of class A common stock	111,291	1,553,971
Open market purchase amount	$ 692,887	$ 16,400,000

Guarantor Subsidiaries (Narrative) (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction Due From To Related Party [Abstract]
Guarantor subsidiary borrowings under the senior secured credit facilities	$ 7.3	$ 7.3

Guarantor Subsidiaries (Schedule Of Guarantor Obligations, Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash and cash equivalents	$ 1,225,010	$ 1,228,682	$ 1,920,926	$ 1,883,994
Accounts receivable, net	1,423,999	1,399,135
Intercompany receivables	7,300,000	7,300,000
Prepaid expenses	177,590	161,317
Other current assets	167,208	196,151
Total Current Assets	2,993,807	2,985,285
Property, Plant and Equipment, Net	3,036,854	3,063,327
Indefinite-lived intangibles - licenses	2,423,979	2,411,367
Indefinite-lived intangibles - permits	1,070,720	1,105,704
Other intangibles, net	1,740,792	2,017,760
Goodwill	4,216,085	4,186,718	4,119,326
Investment in subsidiaries	370,912	359,687
Other assets	810,476	771,878
Total Assets	16,292,713	16,542,039
Accounts payable	136,318	121,575
Accrued expenses	772,963	735,152
Accrued interest	180,572	160,361
Current portion of long-term debt	381,728	268,638
Deferred income	172,672	143,236
Other current liabilities	137,889	0
Total Current Liabilities	1,782,142	1,428,962
Long-term debt	20,365,369	19,938,531
Deferred income taxes	1,689,876	1,938,599
Other long-term liabilities	450,517	707,888
Total member's interest (deficit)	(7,995,191)	(7,471,941)	(7,204,686)	(6,844,738)
Total Liabilities and Member's Deficit	16,292,713	16,542,039
Parent Company [Member]
Intercompany receivables	37,822	30,270
Prepaid expenses	2,397	2,251
Other current assets	0
Total Current Assets	40,219	32,521
Investment in subsidiaries	(8,574,081)	(8,342,987)
Total Assets	(8,533,862)	(8,310,466)
Accrued expenses	(1,732)	(641)
Total Current Liabilities	(1,732)	(641)
Deferred income taxes	(13,556)	(13,845)
Total member's interest (deficit)	(8,518,574)	(8,295,980)
Total Liabilities and Member's Deficit	(8,533,862)	(8,310,466)
Subsidiary Issuer [Member]
Cash and cash equivalents	11	1	1
Intercompany receivables	3,995,170	4,824,634
Other current assets	36,446	46,018
Total Current Assets	4,031,627	4,870,653
Intercompany notes receivable	962,000	962,000
Investment in subsidiaries	3,848,000	5,234,229
Other assets	115,188	167,337
Total Assets	8,956,815	11,234,219
Accrued expenses	(103,240)	(61,478)
Accrued interest	210,874	189,144
Current portion of long-term debt	372,321	243,927
Other current liabilities	76,939
Total Current Liabilities	556,894	371,593
Long-term debt	16,310,694	18,305,183
Long-term intercompany payable	729,157	655,930
Deferred income taxes	(94,322)	39,173
Other long-term liabilities	28,473	205,327
Total member's interest (deficit)	(8,574,081)	(8,342,987)
Total Liabilities and Member's Deficit	8,956,815	11,234,219
Guarantor Subsidiaries [Member]
Cash and cash equivalents	333,768	461,572	1,220,362	1,258,993
Accounts receivable, net	678,448	694,548
Intercompany receivables	166,019
Prepaid expenses	33,190	25,944
Other current assets	69,518	81,620
Total Current Assets	1,280,943	1,263,684
Property, Plant and Equipment, Net	827,623	815,245
Indefinite-lived intangibles - licenses	2,423,979	2,411,367
Other intangibles, net	1,174,818	1,389,935
Goodwill	3,350,083	3,325,771
Investment in subsidiaries	552,184	2,844,451
Other assets	333,607	254,435
Total Assets	9,943,237	12,304,888
Accounts payable	37,436	26,119
Accrued expenses	319,466	266,249
Accrued interest		(1)
Intercompany payable	4,032,992	4,743,944
Current portion of long-term debt		905
Deferred income	62,901	50,416
Total Current Liabilities	4,452,795	5,087,632
Long-term debt	4,000	3,321
Long-term intercompany payable		110
Intercompany long-term debt	962,000	962,000
Deferred income taxes	1,089,659	1,055,533
Other long-term liabilities	182,142	220,546
Total member's interest (deficit)	3,252,641	4,975,746
Total Liabilities and Member's Deficit	9,943,237	12,304,888
Non-Guarantor Subsidiaries [Member]
Cash and cash equivalents	891,231	767,109	700,563	625,001
Accounts receivable, net	745,551	704,587
Intercompany receivables	0
Prepaid expenses	142,003	133,122
Other current assets	275,974	144,573
Total Current Assets	2,054,759	1,749,391
Property, Plant and Equipment, Net	2,209,231	2,248,082
Indefinite-lived intangibles - permits	1,070,720	1,105,704
Other intangibles, net	565,974	627,825
Goodwill	866,002	860,947
Long-term intercompany receivable	729,157	656,040
Other assets	842,377	907,567
Total Assets	8,338,220	8,155,556
Accounts payable	98,882	95,456
Accrued expenses	558,469	531,022
Accrued interest	(113)	2,277
Intercompany payable	166,019	110,960
Current portion of long-term debt	9,407	23,806
Deferred income	109,771	92,820
Other current liabilities	60,950
Total Current Liabilities	1,003,385	856,341
Long-term debt	4,935,388	2,522,103
Deferred income taxes	705,935	858,908
Other long-term liabilities	239,902	282,015
Total member's interest (deficit)	1,453,610	3,636,189
Total Liabilities and Member's Deficit	8,338,220	8,155,556
Eliminations [Member]
Intercompany receivables	(4,199,011)	(4,854,904)
Other current assets	(214,730)	(76,060)
Total Current Assets	(4,413,741)	(4,930,964)
Intercompany notes receivable	(962,000)	(962,000)
Long-term intercompany receivable	(729,157)	(656,040)
Investment in subsidiaries	4,173,897	264,307
Other assets	(480,696)	(557,461)
Total Assets	(2,411,697)	(6,842,158)
Accrued interest	(30,189)	(31,059)
Intercompany payable	(4,199,011)	(4,854,904)
Total Current Liabilities	(4,229,200)	(4,885,963)
Long-term debt	(884,713)	(892,076)
Long-term intercompany payable	(729,157)	(656,040)
Intercompany long-term debt	(962,000)	(962,000)
Deferred income taxes	2,160	(1,170)
Total member's interest (deficit)	4,391,213	555,091
Total Liabilities and Member's Deficit	$ (2,411,697)	$ (6,842,158)

Guarantor Subsidiaries (Schedule Of Guarantor Obligations, Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 1,696,336	$ 1,587,331	$ 1,602,494	$ 1,360,723	$ 1,652,788	$ 1,583,352	$ 1,604,386	$ 1,320,826	$ 6,246,884	$ 6,161,352	$ 5,865,685
Operating Expenses [Abstract]
Direct operating expenses	650,495	624,526	607,095	614,434	635,789	654,163	630,015	584,069	2,496,550	2,504,036	2,381,647
Selling, general and administrative expenses	431,841	419,855	398,123	423,628	421,952	402,160	420,436	372,710	1,673,447	1,617,258	1,570,212
Corporate expenses	76,861	70,811	71,158	69,198	64,016	54,247	56,486	52,347	288,028	227,096	284,042
Depreciation and amortization	189,730	182,350	181,839	175,366	192,422	197,532	189,641	183,711	729,285	763,306	732,869
Impairment charges	37,651	0	0	0	7,614	0	0	0	37,651	7,614	15,364
Other operating income (expense) - net	968	42,118	1,917	3,124	(771)	(6,490)	3,229	16,714	48,127	12,682	(16,710)
Operating income (loss)	310,726	331,907	346,196	81,221	330,224	268,760	311,037	144,703	1,070,050	1,054,724	864,841
Interest (income) expense, net	400,930	388,210	385,867	374,016	368,397	369,233	358,950	369,666	1,549,023	1,466,246	1,533,341
Loss on marketable securities	(4,580)	0	0	0	(4,827)	0	0	0	(4,580)	(4,827)	(6,490)
Equity in earnings (loss) of nonconsolidated affiliates	6,643	3,663	4,696	3,555	13,502	5,210	5,271	2,975	18,557	26,958	5,702
Loss on debt extinguishment	(239,556)	0	0	(15,167)	0	4,274	0	(5,721)	(254,723)	(1,447)	60,289
Other income (expense) - net	1,929	824	(1,397)	(1,106)	(5,370)	3,033	(4,517)	3,685	250	(3,169)	(13,834)
Income (loss) before income taxes	(325,768)	(51,816)	(36,372)	(305,513)	(34,868)	(87,956)	(47,159)	(224,024)	(719,469)	(394,007)	(622,833)
Income tax benefit (expense)	128,986	13,232	8,663	157,398	3,468	20,665	9,184	92,661	308,279	125,978	159,980
Consolidated net income (loss)	(196,782)	(38,584)	(27,709)	(148,115)	(31,400)	(67,291)	(37,975)	(131,363)	(411,190)	(268,029)	(462,853)
Less amount attributable to noncontrolling interest	(5,518)	11,977	11,316	(4,486)	11,627	6,765	15,204	469	13,289	34,065	16,236
Net income (loss) attributable to the Company	(191,264)	(50,561)	(39,025)	(143,629)	(43,027)	(74,056)	(53,179)	(131,832)	(424,479)	(302,094)	(479,089)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									40,242	(29,647)	26,301
Unrealized gain (loss) on marketable securities									23,103	(224)	17,187
Unrealized holding gain (loss) on cash flow derivatives									52,112	33,775	15,112
Reclassification adjustment									3,180	3,787	14,750
Comprehensive income (loss)									(305,842)	(294,403)	(405,739)
Less amount attributable to noncontrolling interest									5,878	4,324	8,857
Comprehensive income (loss) attributable to the Company									(311,720)	(298,727)	(414,596)
Parent Company [Member]
Operating Expenses [Abstract]
Corporate expenses									10,829	10,878	12,274
Operating income (loss)									(10,829)	(10,878)	(12,274)
Interest (income) expense, net										13	17
Equity in earnings (loss) of nonconsolidated affiliates									(329,817)	(223,915)	(454,779)
Other income (expense) - net										(1)	(1)
Income (loss) before income taxes									(340,646)	(234,807)	(467,071)
Income tax benefit (expense)									3,972	3,985	4,508
Consolidated net income (loss)									(336,674)	(230,822)	(462,563)
Net income (loss) attributable to the Company									(336,674)	(230,822)	(462,563)
Other comprehensive income (loss), net of tax:
Reclassification adjustment									2
Equity in subsidiary comprehensive income (loss)									107,179	5,518	64,493
Comprehensive income (loss)									(229,493)	(225,304)	(398,070)
Comprehensive income (loss) attributable to the Company									(229,493)	(225,304)	(398,070)
Subsidiary Issuer [Member]
Operating Expenses [Abstract]
Corporate expenses											28
Operating income (loss)											(28)
Interest (income) expense, net									1,307,703	1,360,995	1,415,932
Loss on marketable securities									(1)
Equity in earnings (loss) of nonconsolidated affiliates									492,819	629,915	428,976
Loss on debt extinguishment									(33,652)	(5,721)
Other income (expense) - net									(1)	1	(1)
Income (loss) before income taxes									(848,538)	(736,800)	(986,985)
Income tax benefit (expense)									518,721	512,885	532,206
Consolidated net income (loss)									(329,817)	(223,915)	(454,779)
Net income (loss) attributable to the Company									(329,817)	(223,915)	(454,779)
Other comprehensive income (loss), net of tax:
Unrealized holding gain (loss) on cash flow derivatives									52,112	33,775	15,112
Reclassification adjustment									(2)
Equity in subsidiary comprehensive income (loss)									55,069	(28,257)	49,381
Comprehensive income (loss)									(222,638)	(218,397)	(390,286)
Comprehensive income (loss) attributable to the Company									(222,638)	(218,397)	(390,286)
Guarantor Subsidiaries [Member]
Revenue									3,288,779	3,121,308	3,044,866
Operating Expenses [Abstract]
Direct operating expenses									883,190	849,834	818,001
Selling, general and administrative expenses									1,090,006	1,062,726	1,060,262
Corporate expenses									171,771	125,964	164,144
Depreciation and amortization									328,633	327,240	317,761
Impairment charges											3,871
Other operating income (expense) - net									(2,825)	4,091	7,043
Operating income (loss)									812,354	759,635	687,870
Interest (income) expense, net									23,143	2,370	379
Loss on marketable securities									(2,001)
Equity in earnings (loss) of nonconsolidated affiliates									(174,774)	54,407	(80,040)
Loss on debt extinguishment										(1)
Other income (expense) - net									3,960	590	(2,496)
Income (loss) before income taxes									616,396	812,261	604,955
Income tax benefit (expense)									(246,380)	(274,930)	(283,171)
Consolidated net income (loss)									370,016	537,331	321,784
Less amount attributable to noncontrolling interest									(10,613)	13,792	5,130
Net income (loss) attributable to the Company									380,629	523,539	316,654
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									(399)	1,267	(903)
Unrealized gain (loss) on marketable securities									25,676	4,610	24,996
Equity in subsidiary comprehensive income (loss)									33,967	(38,702)	26,528
Comprehensive income (loss)									439,873	490,714	367,275
Less amount attributable to noncontrolling interest									4,175	(4,594)	1,240
Comprehensive income (loss) attributable to the Company									435,698	495,308	366,035
Non-Guarantor Subsidiaries [Member]
Revenue									2,974,108	3,059,676	2,824,400
Operating Expenses [Abstract]
Direct operating expenses									1,621,341	1,660,786	1,564,515
Selling, general and administrative expenses									591,463	567,580	512,662
Corporate expenses									105,428	90,254	107,596
Depreciation and amortization									400,652	436,066	415,108
Impairment charges									37,651	7,614	11,493
Other operating income (expense) - net									50,952	8,591	(23,753)
Operating income (loss)									268,525	305,967	189,273
Interest (income) expense, net									139,824	27,321	40,198
Loss on marketable securities									(2,578)	(4,827)	(6,490)
Equity in earnings (loss) of nonconsolidated affiliates									19,464	26,987	5,749
Loss on debt extinguishment									(221,071)
Other income (expense) - net									5,743	(3,759)	(11,336)
Income (loss) before income taxes									(69,741)	297,047	136,998
Income tax benefit (expense)									31,966	(115,962)	(93,563)
Consolidated net income (loss)									(37,775)	181,085	43,435
Less amount attributable to noncontrolling interest									23,902	20,273	11,106
Net income (loss) attributable to the Company									(61,677)	160,812	32,329
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments									40,641	(30,914)	27,204
Unrealized gain (loss) on marketable securities									(8,151)	(2,874)	(7,809)
Reclassification adjustment									3,180	3,787	14,750
Comprehensive income (loss)									(26,007)	130,811	66,474
Less amount attributable to noncontrolling interest									1,703	8,918	7,617
Comprehensive income (loss) attributable to the Company									(27,710)	121,893	58,857
Eliminations [Member]
Revenue									(16,003)	(19,632)	(3,581)
Operating Expenses [Abstract]
Direct operating expenses									(7,981)	(6,584)	(869)
Selling, general and administrative expenses									(8,022)	(13,048)	(2,712)
Interest (income) expense, net									78,353	75,547	76,815
Equity in earnings (loss) of nonconsolidated affiliates									10,865	(460,436)	105,796
Loss on debt extinguishment										4,275	60,289
Other income (expense) - net									(9,452)	0	0
Income (loss) before income taxes									(76,940)	(531,708)	89,270
Consolidated net income (loss)									(76,940)	(531,708)	89,270
Net income (loss) attributable to the Company									(76,940)	(531,708)	89,270
Other comprehensive income (loss), net of tax:
Unrealized gain (loss) on marketable securities									5,578	(1,960)
Equity in subsidiary comprehensive income (loss)									(196,215)	61,441	(140,402)
Comprehensive income (loss)									(267,577)	(472,227)	(51,132)
Comprehensive income (loss) attributable to the Company									$ (267,577)	$ (472,227)	$ (51,132)

Guarantor Subsidiaries (Schedule Of Guarantor Obligations, Cash Flow) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Consolidated net income (loss)	$ (196,782)	$ (38,584)	$ (27,709)	$ (148,115)	$ (31,400)	$ (67,291)	$ (37,975)	$ (131,363)	$ (411,190)	$ (268,029)	$ (462,853)
Reconciling items:
Impairment charges	37,651	0	0	0	7,614	0	0	0	37,651	7,614	15,364
Depreciation and amortization	189,730	182,350	181,839	175,366	192,422	197,532	189,641	183,711	729,285	763,306	732,869
Deferred taxes									(304,611)	(143,944)	(211,180)
Provision for doubtful accounts									11,715	13,723	23,118
Amortization of deferred financing charges and note discounts, net									164,097	188,034	214,950
Share-based compensation									28,540	20,667	34,246
(Gain) loss on disposal of operating assets									(48,127)	(12,682)	16,710
Loss on marketable securities	4,580	0	0	0	4,827	0	0	0	4,580	4,827	6,490
Equity in (earnings) of nonconsolidated affiliates	(6,643)	(3,663)	(4,696)	(3,555)	(13,502)	(5,210)	(5,271)	(2,975)	(18,557)	(26,958)	(5,702)
Loss on extinguishment of debt	239,556	0	0	15,167	0	(4,274)	0	5,721	254,723	1,447	(60,289)
Other reconciling items - net									17,800	16,120	26,090
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable									(34,238)	(7,835)	(119,860)
Decrease in Federal income taxes receivable									0	0	132,309
Increase (decrease) in accrued expenses									34,874	(127,242)	117,432
(Decrease) in accounts payable and other liabilities									(19,048)	(15,131)	(6,924)
Increase (decrease) in accrued interest									20,223	39,170	87,053
Increase (decrease) in deferred income									33,482	(10,776)	796
Changes in other operating assets and liabilities									(12,501)	(68,353)	41,754
Net cash provided by (used for) operating activities									488,698	373,958	582,373
Cash flows from investing activities:
Proceeds from sale of other investments									0	6,894	1,200
Purchases of businesses									(50,116)	(46,356)	0
Purchases of property, plant and equipment									(390,280)	(362,281)	(241,464)
Proceeds from disposal of assets									59,665	54,270	28,637
Purchases of other operating assets									(14,826)	(20,995)	(16,110)
Change in other - net									(1,464)	382	(12,460)
Net Cash Provided by (Used in) Investing Activities									(397,021)	(368,086)	(240,197)
Cash flows from financing activities:
Draws on credit facilities									604,563	55,000	198,670
Payments on credit facilities									(1,931,419)	(960,332)	(152,595)
Proceeds from long-term debt									4,917,643	1,731,266	145,639
Payments on long-term debt									(3,346,906)	(1,398,299)	(369,372)
Repurchases of long-term debt									0	(55,250)	(125,000)
Dividends paid									(244,734)	0	0
Deferred financing charges									(83,617)	(46,659)	0
Change in other - net									(10,879)	(23,842)	(2,586)
Net cash provided by (used for) financing activities									(95,349)	(698,116)	(305,244)
Net increase (decrease) increase in cash and cash equivalents									(3,672)	(692,244)	36,932
Cash and cash equivalents at beginning of period				1,228,682				1,920,926	1,228,682	1,920,926	1,883,994
Cash and cash equivalents at end of period	1,225,010				1,228,682				1,225,010	1,228,682	1,920,926
Parent Company [Member]
Cash flows from operating activities:
Consolidated net income (loss)									(336,674)	(230,822)	(462,563)
Reconciling items:
Deferred taxes									289	(1,180)	(1,445)
Equity in (earnings) of nonconsolidated affiliates									329,817	223,915	454,779
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in Federal income taxes receivable											4,187
Changes in other operating assets and liabilities									(1,237)	(125)	(547)
Net cash provided by (used for) operating activities									(7,805)	(8,212)	(5,589)
Cash flows from financing activities:
Intercompany funding	10,401				8,518				10,401	8,518	2,975
Change in other - net									(2,596)	(306)	2,614
Net cash provided by (used for) financing activities									7,805	8,212	5,589
Subsidiary Issuer [Member]
Cash flows from operating activities:
Consolidated net income (loss)									(329,817)	(223,915)	(454,779)
Reconciling items:
Deferred taxes									(164,738)	(249,392)	(250,630)
Amortization of deferred financing charges and note discounts, net									196,549	222,908	251,590
Loss on marketable securities									1
Equity in (earnings) of nonconsolidated affiliates									(492,819)	(629,915)	(428,976)
Loss on extinguishment of debt									33,652	5,721
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Decrease in Federal income taxes receivable											382,024
Increase (decrease) in accrued expenses										(4,341)
(Decrease) in accounts payable and other liabilities									(17,783)
Increase (decrease) in accrued interest									21,731	16,866	131,055
Changes in other operating assets and liabilities									(41,762)	26,946	(79,835)
Net cash provided by (used for) operating activities									(794,986)	(835,122)	(449,551)
Cash flows from investing activities:
Change in other - net									1,925,661
Net Cash Provided by (Used in) Investing Activities									1,925,661
Cash flows from financing activities:
Draws on credit facilities									602,500	55,000	194,000
Payments on credit facilities									(1,928,051)	(956,181)	(105,500)
Intercompany funding	903,857				1,486,401				903,857	1,486,401	605,939
Proceeds from long-term debt										1,724,650	138,795
Payments on long-term debt									(695,342)	(1,428,051)	(383,682)
Deferred financing charges									(13,629)	(46,697)
Net cash provided by (used for) financing activities									(1,130,665)	835,122	449,552
Net increase (decrease) increase in cash and cash equivalents									10		1
Cash and cash equivalents at beginning of period				1				1	1	1
Cash and cash equivalents at end of period	11				1				11	1	1
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Consolidated net income (loss)									370,016	537,331	321,784
Reconciling items:
Impairment charges											3,871
Depreciation and amortization									328,633	327,240	317,761
Deferred taxes									20,143	109,795	56,272
Provision for doubtful accounts									4,459	7,604	14,312
Amortization of deferred financing charges and note discounts, net									(7,534)	(6,144)	(3,908)
Share-based compensation									17,951	9,754	22,200
(Gain) loss on disposal of operating assets									2,825	(4,091)	(7,043)
Loss on marketable securities									2,001
Equity in (earnings) of nonconsolidated affiliates									174,774	(54,407)	80,040
Loss on extinguishment of debt										1
Other reconciling items - net									(7,623)	1,083	(149)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable									12,256	(13,090)	(73,082)
Decrease in Federal income taxes receivable											(304,098)
Increase (decrease) in accrued expenses									9,432	(93,854)	71,525
(Decrease) in accounts payable and other liabilities									(25,854)	(52,995)	(11,740)
Increase (decrease) in accrued interest										20,813
Increase (decrease) in deferred income									9,521	(427)	8,024
Changes in other operating assets and liabilities									20,915	(78,254)	34,229
Net cash provided by (used for) operating activities									931,915	710,359	529,998
Cash flows from investing activities:
Proceeds from sale of other investments										(700)
Purchases of businesses									(45,395)	(207)
Purchases of property, plant and equipment									(114,023)	(69,650)	(45,868)
Proceeds from disposal of assets									3,223	41,387	20,884
Purchases of other operating assets									(9,107)	(6,201)	(14,269)
Investment in Clear Channel notes											(125,000)
Change in other - net									1,918,909	69	35,325
Net Cash Provided by (Used in) Investing Activities									1,753,607	(35,302)	(128,928)
Cash flows from financing activities:
Intercompany funding	(896,192)				(1,414,366)				(896,192)	(1,414,366)	(439,697)
Proceeds from long-term debt										1,604
Payments on long-term debt									(927)	(22,155)	(4)
Dividends paid									(1,916,207)
Deferred financing charges										38
Change in other - net										1,032
Net cash provided by (used for) financing activities									(2,813,326)	(1,433,847)	(439,701)
Net increase (decrease) increase in cash and cash equivalents									(127,804)	(758,790)	(38,631)
Cash and cash equivalents at beginning of period				461,572				1,220,362	461,572	1,220,362	1,258,993
Cash and cash equivalents at end of period	333,768				461,572				333,768	461,572	1,220,362
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Consolidated net income (loss)									(37,775)	181,085	43,435
Reconciling items:
Impairment charges									37,651	7,614	11,493
Depreciation and amortization									400,652	436,066	415,108
Deferred taxes									(160,305)	(3,167)	(15,377)
Provision for doubtful accounts									7,256	6,119	8,806
Amortization of deferred financing charges and note discounts, net									(103,271)	(104,277)	(109,547)
Share-based compensation									10,589	10,913	12,046
(Gain) loss on disposal of operating assets									(50,952)	(8,591)	23,753
Loss on marketable securities									2,578	4,827	6,490
Equity in (earnings) of nonconsolidated affiliates									(19,464)	(26,987)	(5,749)
Loss on extinguishment of debt									221,071
Other reconciling items - net									25,423	15,037	26,239
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable									(46,494)	5,255	(46,778)
Decrease in Federal income taxes receivable											50,196
Increase (decrease) in accrued expenses									25,442	(29,047)	45,907
(Decrease) in accounts payable and other liabilities									24,589	37,864	4,816
Increase (decrease) in accrued interest									(2,377)	1,127	243
Increase (decrease) in deferred income									23,961	(10,349)	(7,228)
Changes in other operating assets and liabilities									10,452	(16,556)	43,662
Net cash provided by (used for) operating activities									369,026	506,933	507,515
Cash flows from investing activities:
Proceeds from maturity of Clear Channel notes	50,149				167,022				50,149	167,022	10,025
Proceeds from sale of other investments										7,594	18,700
Purchases of businesses									(4,721)	(46,149)
Purchases of property, plant and equipment									(276,257)	(292,631)	(195,596)
Proceeds from disposal of assets									56,442	12,883	7,753
Purchases of other operating assets									(5,719)	(14,794)	(1,841)
Investment in Clear Channel notes					(55,250)					(55,250)
Change in other - net									(4,857)	(16,761)	(12,335)
Net Cash Provided by (Used in) Investing Activities									(184,963)	(238,086)	(173,294)
Cash flows from financing activities:
Draws on credit facilities									2,063		4,670
Payments on credit facilities									(3,368)	(4,151)	(47,095)
Intercompany funding	(18,066)				(80,553)				(18,066)	(80,553)	(169,217)
Proceeds from long-term debt									4,917,643	5,012	6,844
Payments on long-term debt									(2,700,786)	(115,115)	(13,211)
Dividends paid									(2,179,849)
Deferred financing charges									(69,988)
Change in other - net									(7,590)	(7,494)	(40,650)
Net cash provided by (used for) financing activities									(59,941)	(202,301)	(258,659)
Net increase (decrease) increase in cash and cash equivalents									124,122	66,546	75,562
Cash and cash equivalents at beginning of period				767,109				700,563	767,109	700,563	625,001
Cash and cash equivalents at end of period	891,231				767,109				891,231	767,109	700,563
Eliminations [Member]
Cash flows from operating activities:
Consolidated net income (loss)									(76,940)	(531,708)	89,270
Reconciling items:
Amortization of deferred financing charges and note discounts, net									78,353	75,547	76,815
Equity in (earnings) of nonconsolidated affiliates									(10,865)	460,436	(105,796)
Loss on extinguishment of debt										(4,275)	(60,289)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Increase (decrease) in accrued interest									869	364	(44,245)
Changes in other operating assets and liabilities									(869)	(364)	44,245
Net cash provided by (used for) operating activities									(9,452)
Cash flows from investing activities:
Proceeds from maturity of Clear Channel notes	(50,149)				(167,022)				(50,149)	(167,022)	(10,025)
Proceeds from sale of other investments											(17,500)
Investment in Clear Channel notes					55,250					55,250	125,000
Change in other - net									(3,841,177)	17,074	(35,450)
Net Cash Provided by (Used in) Investing Activities									(3,891,326)	(94,698)	62,025
Cash flows from financing activities:
Payments on long-term debt									50,149	167,022	27,525
Repurchases of long-term debt										(55,250)	(125,000)
Dividends paid									3,851,322
Change in other - net									(693)	(17,074)	35,450
Net cash provided by (used for) financing activities									$ 3,900,778	$ 94,698	$ (62,025)